As filed with the Securities and Exchange Commission on
                         September    27, 1995
-----------------------------------------------------------------
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549
                             ----------------
                                 FORM N-1A
                                                                       ----
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     / X /
                                                                      ----
                                                                       ----
                       Pre-Effective Amendment No.                    /   /
                                                                      ----
                                                                       ----
                   Post-Effective Amendment No.    6                  / X /
                                    and                               ----
                                                                       ----
            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY       / X /
                                ACT OF 1940                           ----
                                                                       ----
                          Amendment No.    8                          / X /
                     (Check appropriate box or boxes)                 ----
                              ---------------
               PUTNAM    ARIZONA     TAX EXEMPT INCOME FUND
           (    Registration No. 33-   11406;     811-   4531)
            (Exact name of registrant as specified in charter)

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     / X /
                                                                      ----
                                                                       ----
                       Pre-Effective Amendment No.                    /   /
                                                                      ----
                                                                       ----
                   Post-Effective Amendment No.    6                  / X /
                                    and                               ----
                                                                       ----
            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY       / X /
                                ACT OF 1940                           ----
                                                                       ----
                          Amendment No.    7                          / X /
                     (Check appropriate box or boxes)                 ----
                              ---------------
                    PUTNAM FLORIDA TAX EXEMPT INCOME FUND
                   (Registration No. 33-35677; 811-6129)
            (Exact name of registrant as specified in charter)

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     / X /
                                                                      ----
                                                                       ----
                        Pre-Effective Amendment No.                   /   /
                                                                      ----
                                                                       ----
                      Post-Effective Amendment No. 15                 / X /
                                    and                               ----
                                                                       ----
            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY       / X /
                                ACT OF 1940                           ----
                                                                       ----
                             Amendment No. 17                         / X /
                     (Check appropriate box or boxes)                 ----
                              ---------------
               PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND
                    Registration No. 33-5416; 811-4518
            (Exact name of registrant as specified in charter)
                                                                       ----
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     / X /
                                                                      ----
                                                                       ----
                        Pre-Effective Amendment No.                   /   /
                                                                      ----
                                                                       ----
                      Post-Effective Amendment No. 15                 / X /
                                    and                               ----
                                                                       ----
            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY       / X /
                                ACT OF 1940                           ----
                                                                       ----
                             Amendment No. 16                         / X /
                     (Check appropriate box or boxes)                 ----
                            ---------------
              PUTNAM MICHIGAN TAX EXEMPT INCOME FUND
                    Registration No. 33-8923; 811-4529
              PUTNAM MINNESOTA TAX EXEMPT INCOME FUND
                    Registration No. 33-8916; 811-4527
                PUTNAM OHIO TAX EXEMPT INCOME FUND
                    Registration No. 33-8924; 811-4528
            (Exact name of registrant as specified in charter)

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    / X /
                                                                      ----
                                                                       ----
                       Pre-Effective Amendment No.                    /   /
                                                                      ----
                                                                       ----
                      Post-Effective Amendment No. 6                  / X /
                                    and                               ----
                                                                       ----
            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY       / X /
                                ACT OF 1940                           ----
                                                                       ----
                              Amendment No. 8                         / X /
                     (Check appropriate box or boxes)                 ----
                              ---------------
                 PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND
                   (Registration No. 33-32550; 811-5977)
            (Exact name of registrant as specified in charter)




          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     / X /
                                                                      ----
                                                                       ----
                        Pre-Effective Amendment No.                   /   /
                                                                      ----
                                                                       ----
                 Post-Effective Amendment No. 8                       / X /
                               and                                    ----
                                                                       ----
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY            / X /
                           ACT OF 1940                                ----
                                                                       ----
                         Amendment No. 9                              / X /
                     (Check appropriate box or boxes)                 ----
                         ---------------
           PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND
                   (Registration No. 33-28321; 811-5802)
     (Exact name of registrant as specified in charter)

            One Post Office Square, Boston, Massachusetts 02109
                 (Address of principal executive offices)
 . . Registrants' Telephone Number, including Area Code (617) 292-1000
     It is proposed that this filing will become effective
                          (check appropriate box)
 ----
/   /      immediately upon filing pursuant to paragraph (b)
----
 ----
   /X     /                                  on October 1,
   1995     pursuant to paragraph (b)
----
 ----
/   /      60 days after filing pursuant to paragraph
(a)   (1)
----
 ----
   /   /   on [date] pursuant to paragraph (a)(1)
----
 ----
/   /      75 days after filing pursuant to paragraph (a)(2)
----
 ----
/   /      on (date) pursuant to paragraph (a)   (2)     of
              rule 485.
----
   If appropriate, check the following box:
 ----
/   /      this post-effective amendment designates a new
----       effective date for a previously filed post-effective
           amendment.
                              --------------
                      JOHN R. VERANI, Vice President
                    PUTNAM ARIZONA TAX EXEMPT INCOME FUND
                 PUTNAM FLORIDA TAX EXEMPT INCOME FUND
            PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND
               PUTNAM MICHIGAN TAX EXEMPT INCOME FUND
              PUTNAM MINNESOTA TAX EXEMPT INCOME FUND
                 PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND
                 PUTNAM OHIO TAX EXEMPT INCOME FUND
                PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND
                          One Post Office Square
                        Boston, Massachusetts 02109
                  (Name and address of agent for service)
                              ---------------
                                 Copy to:
                        JOHN W. GERSTMAYR, Esquire
                               ROPES & GRAY
                          One International Place
                        Boston, Massachusetts 02110
                          ----------------------
     Each Registrant has registered an indefinite number or
amount of securities under the Securities Act of 1933 pursuant to
Rule 24f-2. Rule 24f-2 notices for Putnam    Arizona Tax Exempt
Income Fund, Putnam Florida Tax Exempt Income Fund, Putnam
Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt
Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam New
Jersey Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund and Putnam Pennslyvania Tax Exempt Income Fund for the fiscal year ended May 31, 1995 were filed on July 31, 1995.

Putnam Arizona Tax Exempt Income Fund

                                  CALCULATION OF REGISTRATION FEE

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                               Proposed       Proposed
                                maximum        maximum
              Amount           offering       aggregate      Amount of
Title of securities              being        price per      offering       registration
being registeredregistered       unit*         price**          fee
-----------------------------------------------------------------------------------------
Shares of Beneficial
Interest                     778,568 shs.       $9.43         $290,000         $100.00
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

   * Based on offering price per share on September 15, 1995.
  ** Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940.
     The total amount of securities redeemed or repurchased during the Registrant's previous fiscal year was 2,850,993 shares, 2,103,177 of which have been used for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) under said Act in the current fiscal year, and 747,816 of which are being used for such reduction in this Amendment.

Putnam Florida Tax Exempt Income Fund

                                  CALCULATION OF REGISTRATION FEE

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                               Proposed       Proposed
                                maximum        maximum
              Amount           offering       aggregate      Amount of
Title of securities              being        price per      offering       registration
being registeredregistered       unit*         price**          fee
-----------------------------------------------------------------------------------------
Shares of Beneficial
Interest                    1,854,662 shs.      $9.55         $290,000         $100.00
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

   * Based on offering price per share on September 15, 1995.
  ** Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940.
     The total amount of securities redeemed or repurchased during the Registrant's previous fiscal year was 9,260,386 shares, 7,436,090 of which have been used for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) under said Act in the current fiscal year, and 1,824,296 of which are being used for such reduction in this Amendment.

Putnam New Jersey Tax Exempt Income Fund

                                  CALCULATION OF REGISTRATION FEE

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                               Proposed       Proposed
                                maximum        maximum
              Amount           offering       aggregate      Amount of
Title of securities              being        price per      offering       registration
being registeredregistered       unit*         price**          fee
-----------------------------------------------------------------------------------------
Shares of Beneficial
Interest                     619,559 shs.       $9.36         $290,000         $100.00
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

   * Based on offering price per share on September 15, 1995.
  ** Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940.
     The total amount of securities redeemed or repurchased during the Registrant's previous fiscal year was 6,383,701 shares, 5,795,124 of which have been used for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) under said Act in the current fiscal year, and 588,577 of which are being used for such reduction in this Amendment.

                 PUTNAM ARIZONA TAX EXEMPT INCOME FUND
           PUTNAM    FLORIDA     TAX EXEMPT INCOME FUND
                PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND
                  PUTNAM MICHIGAN TAX EXEMPT INCOME FUND
                 PUTNAM MINNESOTA TAX EXEMPT INCOME FUND
                 PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND
                    PUTNAM OHIO TAX EXEMPT INCOME FUND
              PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND

                           CROSS REFERENCE SHEET

                       (as required by Rule 481(a))
Part A


N   -    1A Item No.                       Location

1.  Cover Page       . . . . . . . . . . . Cover    page

2.  Synopsis       . . . . . . . . . . . . Expenses summary

3.  Condensed Financial Information        Financial highlights;
                                           How performance is
                                           shown

4.  General Description of         Registrant        Objectives;
    How    the
                                           funds pursue
                                           their
                                           objectives       ;
                                                   Organization
                                           and history

5.  Management of the    Fund    . . . . . Expenses summary;

                                              How     the
                                              funds     are
                                           managed; About Putnam
                                           Investments, Inc.

   5A    . . . . . . . . . . . . . . . . . Management's
Discussion         of Fund
        Performance        . . . . . . . . (Contained in    the
                                           annual report     of
                                              the
                                           Registrants)

6.  Capital Stock and Other         Securities               Cover
    page    ;
                                               Organization
                                                   and history;
                                           How    a fund
                                           makes
                                           distributions    to
                                           shareholders    ; tax
                                           information

7.  Purchase of Securities Being         Offered          How to
    buy shares;
                                              Distribution
                                           plans;              How to sell
                                                               shares; How to
                                                          exchange shares; How
                                                             a fund values its
                                                               shares

8.  Redemption or Repurchase       . . . . How to buy shares;
                                               How to sell
                                           shares; How to
                                           exchange shares;
                                           Organization and
                                           history

9.  Pending Legal Proceedings        . . .    Not applicable

PART B

N   -    1A ITEM NO.                       LOCATION

10. Cover Page       . . . . . . . . . . .    Cover page

11. Table of Contents        . . . . . . . Cover    page

12. General Information and History        Organization and
                                               history (Part A)

13. Investment Objectives and         Policies            How    the
    funds
                                           pursues their
                                           objectives
                                                  (Part A);
                                           Investment
                                              restrictions;
                                           Miscellaneous
                                              investment
                                           practices

14. Management of the Registrant       . . Management
           (Trustees;
                                               Officers);
                                           Additional
                                              officers

15. Control Persons and Principal. . . . .    Management
    (Trustees;
    Holders of Securities                  Officers);
                                           Charges and
                                              expenses (Share
                                           ownership)

16. Investment Advisory and Other. . . . .         Management
           (Trustees;
       Services                            Officers; The
                                              management
                                           contract;
                                           Principal
                                              underwriter;
                                           Investor    servicing
                                           agent and
                                           custodian);
                                           Charges and
                                              expenses;
                                           Distribution
                                              plans;
                                           Independent
                                              accountants and
                                           financial
                                           statements

17. Brokerage Allocation       . . . . . . Management
           (Portfolio
                                              transactions);
                                           Charges and
                                              expenses

18. Capital Stock and Other         Securities
    Organization and
                                               history (Part A);
                                           How    a fund
                                           makes
                                           distributions    to
                                           shareholders    ; tax
                                           information (Part A);
                                           Suspension of
                                              redemptions

19. Purchase, Redemption   ,     and Pricing            How to buy
    shares
    of Securities Being Offered            (Part A); How to sell
                                           shares (Part A); How
                                           to exchange shares
                                           (Part A); How to
                                              buy shares;
                                           Determination of
                                              net asset
                                           value;     Suspension
                                           of    redemptions

20. Tax Status       . . . . . . . . . . . How    a fund
                                           makes     distributions    to
                                           shareholders    ; tax
                                           information (Part A);
                                           Taxes

21. Underwriters       . . . . . . . . . . Management
           (Principal
                                              underwriter);
                                           Charges and
                                              expenses

22. Calculation of Performance Data        How performance is
                                               shown (Part A);
                                           Investment
                                              performance;
                                           Standard
                                              performance
                                           measures

23. Financial Statements       . . . . . . Independent
                                              accountants and
                                           financial
                                           statements

PART C

    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                                             PROSPECTUS
                                        OCTOBER 1,

        1995

   PUTNAM ARIZONA TAX EXEMPT INCOME FUND (THE "ARIZONA FUND") PUTNAM FLORIDA TAX EXEMPT INCOME FUND (THE "FLORIDA FUND")
PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND    (THE "MASSACHUSETTS
FUND")
PUTNAM MICHIGAN TAX EXEMPT INCOME FUND    (THE "MICHIGAN
FUND")
PUTNAM MINNESOTA TAX EXEMPT INCOME FUND    (THE "MINNESOTA FUND")
PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND (THE "NEW JERSEY
FUND")
PUTNAM OHIO TAX EXEMPT INCOME FUND    (THE "OHIO FUND")
PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND (THE "PENNSYLVANIA
FUND")
CLASS A, B AND M SHARES
INVESTMENT STRATEGY: TAX-ADVANTAGED

This    prospectus     explains concisely what you should know
before investing in    the funds    .  Please read it carefully
and keep it for future reference.  You can find more detailed
information about each    fund     in the October 1,    1995
statement of additional information ("SAI")    , as amended from
time to time.  For a free copy of the    SAI     or other
information, call Putnam Investor Services at 1-800-225-1581.
The    SAI     has been filed with the Securities and Exchange
Commission and is incorporated into this    prospectus     by
reference.

Each    fund     invests primarily in a portfolio of    tax-
exempt securities (as defined on page 19)    , which may include
securities of issuers other than the relevant state and its political subdivisions.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING
THE POSSIBLE LOSS OF PRINCIPAL    AMOUNT INVESTED    .


                            BOSTON*LONDON*TOKYO

ABOUT THE FUNDS

EXPENSES SUMMARY                                                PAGE NUMBER
This section describes the sales charges, management fees, and annual operating expenses that apply to a fund's various classes of shares. Use it to help you estimate the impact of transaction costs on your investment over time.

FINANCIAL HIGHLIGHTS                                            PAGE NUMBER
Study this table to see, among other things, how a fund performed each year for the past 10 years or since it began investment operations if it has been in operation for less than 10 years.

OBJECTIVES                                                      PAGE NUMBER
Read this section to make sure a fund's objectives are consistent with your own.

HOW THE FUNDS PURSUE THEIR OBJECTIVES                           PAGE NUMBER
This section explains in detail how a fund seeks its investment objectives. RISK FACTORS. All investments entail some risk.
Read this section to make sure you understand certain risks that may be involved when investing in a fund.

HOW PERFORMANCE IS SHOWN                                    PAGE NUMBER
   This section describes and defines the measures used to assess a fund's performance. All data are based on a fund's past investment results and do not predict future performance.

    HOW THE FUNDS ARE     MANAGED                           PAGE NUMBER
    Consult this section for information about a fund's management, allocation of a fund's expenses, and how purchases and sales of securities are made for a fund.

ORGANIZATION AND HISTORY                                        PAGE NUMBER
In this section, you will learn when a fund was introduced, how it is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT

ALTERNATIVE SALES ARRANGEMENTS                              PAGE NUMBER
    Read this section for descriptions of the classes of shares this prospectus offers and for points you should consider when making your choice.

HOW TO BUY SHARES                                           PAGE NUMBER
    This section describes the ways you may purchase shares and tells you the minimum amounts required to open various types of accounts. It explains how sales charges are determined and how you may become eligible for reduced sales charges on each class of shares.

DISTRIBUTION    PLANS                                       PAGE NUMBER
    This section tells you what distribution fees are charged
against each class of shares    .

HOW TO SELL SHARES                                          PAGE NUMBER
    In this section you can learn how to sell shares of a fund, either directly to the fund or through an investment dealer.

HOW TO EXCHANGE SHARES                                      PAGE NUMBER
    Find out in this section how you may exchange     shares
   of a fund for shares of other Putnam funds. The section also explains how exchanges can be made without sales charges and the conditions under which sales charges may be required.

HOW    A FUND VALUES ITS SHARES                                 PAGE NUMBER
This section explains how a fund determines the value of its shares.

HOW A FUND MAKES     DISTRIBUTIONS    TO SHAREHOLDERS    ; TAX
INFORMATION                                              PAGE
NUMBER
This section describes the various options you have in choosing how to receive dividends from a fund. It also discusses the federal tax status of the payments and counsels shareholders to seek specific advice about their own situation.

ABOUT PUTNAM INVESTMENTS, INC.                              PAGE NUMBER

   Read this section to learn more about the companies that provide the marketing, investment management, and shareholder account services to Putnam funds and their shareholders.

   APPENDIX

   Securities ratings                                           PAGE NUMBER


ABOUT THE FUND

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing
       .  The following table summarizes your maximum transaction
costs          and expenses incurred in its most recent fiscal
year.  The    examples     show the cumulative expenses
attributable to a hypothetical $1,000 investment over specified periods.

    CLASS     A         CLASS     B    CLASS     M
    SHARES              SHARES      SHARES
SHAREHOLDER    TRANSACTION
    EXPENSES

Maximum    sales charge
    imposed     on    purchases
 (as a percentage of
 offering price)         4.75%        NONE*          3.25%*


Deferred    sales charge                           5.0% in the
first
 (as a percentage                 year, declining
 of the lower of                  to 1.0% in the
 original purchase               sixth year, and
 price or redemption                 eliminated
 proceeds)              NONE**      thereafter        NONE

ANNUAL    FUND OPERATING EXPENSES
(as a percentage of average net assets)


                                      Total fund
    Management        12b-1     Otheroperating
    fees              fees    expenses expenses
----------            -----   ----------------       ---
   Arizona fund
 class A              0.60%     0.20%    0.13%       0.93%
 class B              0.60%     0.85%    0.13%       1.58%
 class M              0.60%     0.50%    0.13%       1.23%

Florida fund
Class A               0.60%     0.20%    0.11%       0.91%
Class B               0.60%     0.85%    0.10%       1.55%
Class M               0.60%     0.50%    0.11%       1.21%

Massachusetts fund
 class A              0.60%     0.20%    0.09%       0.89%
 class B              0.60%     0.85%    0.08%       1.53%
 class M              0.60%     0.50%    0.09%       1.19%

Michigan fund
 class A              0.60%     0.20%    0.15%       0.95%
 class B              0.60%     0.85%    0.14%       1.59%
 class M              0.60%     0.50%    0.15%       1.25%

Minnesota fund
 class A              0.60%     0.20%    0.19%       0.99%
 class B              0.60%     0.85%    0.18%       1.63%
 class M              0.60%     0.50%    0.19%       1.29%

New Jersey fund
 class A              0.60%     0.20%    0.15%       0.95%
 class B              0.60%     0.85%    0.14%       1.59%
 class M              0.60%     0.50%    0.15%       1.25%

Ohio fund
 class A              0.60%     0.20%    0.13%       0.93%
 class B              0.60%     0.85%    0.13%       1.58%
 class M              0.60%     0.50%    0.13%       1.23%

Pennsylvania fund
 class A              0.60%     0.20%    0.04%       0.84%
 class B              0.60%     0.85%    0.04%       1.49%
 class M              0.60%     0.50%    0.04%     1.14%


The tables are provided to help you understand the expenses of
investing in each    fund     and your share of the operating
expenses which that    fund     incurs.     Expense
information         shown in the table    for the Arizona,
Florida, New Jersey and Pennslyvania funds     has been
annualized   based on the     expenses   for each fund's most
recent fiscal period. For the Arizona fund, actual     management
fees for    class A and class     B shares    were 0.45%,
actual "Other expenses    " were 0.10%,     and actual total
operating expenses    were 0.70% and 1.19%    , respectively.
   For the Florida fund, actual management fees for class A, class B and class M shares were 0.55%, 0.55% and 0.10%, respectively, actual "Other expenses" were 0.10%, 0.09% and none, respectively, and actual total operating expenses were 0.83%, 1.42% and 0.10%, respectively. For the New Jersey fund actual management fees for class A and class B shares were 0.55%, actual "Other expenses" were 0.14% and 0.13%, respectively, and actual total operating expenses were 0.88% and 1.46%, respectively. For the Pennslyvania fund, actual management fees for class A and class B shares were 0.15%, actual "Other expenses" were 0.01% and actual total operating expenses were
0.21% and 0.38%, respectively.     The 12b-1 fees for
   class     M shares    for each fund     reflect    amounts
currently    payable under each distribution plan.  For each
fund's class     M shares, management fees and "Other expenses"
are         based on the    corresponding     expenses for
   class     A shares.

EXAMPLES

Your investment of $1,000 would incur the following expenses,
assuming 5% annual return and   , except as indicated,
redemption at the end of each period:

 1 year              3 years   5 years 10 years

   ARIZONA FUND

CLASS A                $57       $76      $97        $156
CLASS B                $66       $80     $106        $170***
CLASS B (NO REDEMPTION)$16       $50      $86        $170***
CLASS M                $45       $70      $98        $177

FLORIDA FUND

CLASS A                $56       $75      $95        $154
CLASS B                $66       $79     $104        $167***
CLASS B (NO REDEMPTION)$16       $49      $84        $167***
CLASS M                $44       $70      $97        $174

MASSACHUSETTS FUND

CLASS A                $56       $75      $94        $152
CLASS B                $66       $78     $103        $165***
CLASS B (NO REDEMPTION)$16       $48      $83        $165***
CLASS M                $44       $69      $96        $172

MICHIGAN FUND

CLASS A                $57       $76      $98        $159
CLASS B                $66       $80     $107        $172***
CLASS B (NO REDEMPTION)$16       $50      $87        $172***
CLASS M                $45       $71      $99        $179

MINNESOTA FUND

CLASS A                $57       $76     $100        $163
CLASS B                $67       $81     $109        $176***
CLASS B (NO REDEMPTION)$17       $51     $89         $176***
CLASS M                $45       $72     $101        $183

NEW JERSEY FUND

CLASS A                $57       $76      $98        $159
CLASS B                $66       $80     $107        $172***
CLASS B (NO REDEMPTION)$16       $50      $87        $172***
CLASS M                $45       $71      $99        $179

OHIO FUND

CLASS A                $57       $76      $97        $156
CLASS B                $66       $80     $106        $170***
CLASS B (NO REDEMPTION)$16       $50      $86        $170***
CLASS M                $45       $70      $98        $177

PENNSYLVANIA FUND

CLASS A                $56       $73      $92        $146
CLASS B                $65       $77     $101        $160***
CLASS B (NO REDEMPTION)$15       $47      $81        $160***
CLASS M                $44       $68      $93        $167

The    examples     do not represent past or future expense
levels. Actual expenses may be greater or less than those shown.
Federal regulations require the    examples     to assume a 5%
annual return, but actual annual return    varies    .

* The higher 12b-1 fees borne by    class     B and    class
M shares
     may     cause long-term shareholders to pay more than the
economic
  equivalent of the maximum permitted front-end sales charge on
     class     A shares.

** A deferred sales charge of up to 1.00% is assessed on certain
   redemptions of    class     A shares that were purchased
without an
   initial sales charge as part of an investment of $1 million or
   more.  See "How to buy shares -    Class     A shares."

*** Reflects conversion of    class     B shares to    class
A shares
  (which pay lower ongoing expenses) approximately eight years
           after purchase.  See   "Alternative sales
arrangements."

   FINANCIAL HIGHLIGHTS

The         following    tables     present per share financial
information for    the funds. No class     M shares were
outstanding during these periods    for the Arizona and
Pennsylvania funds    .  This information has been audited and
reported on by each    fund's     independent accountants. The
   "    Report of    independent accountants"     and financial
statements included in each    fund's annual report     to
shareholders for the    1995     fiscal year are incorporated by
reference into this    prospectus.     Each    fund's annual
report    , which contains additional unaudited performance
information, is available without charge upon request.


Financial highlights*
(For a share outstanding throughout the period)
   (The tables appear on pages        )

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the year)

                                                For the period                                              For the period
                         For the                 July 15, 1993   For the                                  January 30, 1991
                     nine months              (commencement of         nine months                                  (commencement of
                           endedYear ended      operations) to     ended                                    operations) to
                          May 31 Auugst 31 August 31    May 31          Year ended August 31              August
                        1995<F1>      1994      1993  1995<F1>      1994      1993      1992      1991

                                   CLASS B                       CLASS A

NET ASSET VALUE, BEGINNING
OF PERIOD                  $8.83     $9.47     $9.39     $8.84     $9.47     $9.07     $8.66     $8.50

INVESTMENT OPERATIONS
Net investment income        .34       .45       .11       .38       .51   .54<F2>   .57<F2>   .33<F2>

Net realized and unrealized
gain (loss) on investments   .17     (.61)       .03       .17     (.61)       .47       .42       .16

TOTAL FROM
 INVESTMENT OPERATIONS       .51     (.16)       .14       .55     (.10)      1.01       .99       .49
LESS DISTRIBUTIONS FROM:
Net investment income      (.34)     (.45)     (.06)     (.38)     (.50)     (.55)     (.57)     (.33)

Net realized gain on investments        --        --        --        --        --     (.06)     (.01)        --

In excess of net realized gain
on investments                --     (.03)        --        --     (.03)        --        --        --

TOTAL DISTRIBUTIONS        (.34)     (.48)     (.06)     (.38)     (.53)     (.61)     (.58)     (.33)

NET ASSET VALUE, END OF PERIOD       $9.00     $8.83     $9.47     $9.01     $8.84     $9.47     $9.07     $8.66

TOTAL INVESTMENT RETURN AT
NET ASSET VALUE (%) <F3>5.99<F4>    (1.80)  1.45<F4>  6.45<F4>    (1.07)     11.54     11.85  5.84<F4>

NET ASSETS, END OF PERIOD
(in thousands)           $21,538   $16,247    $2,974  $136,598  $142,950  $145,304   $88,566   $46,902

Ratio of expenses to average
net assets (%)          1.19<F4>      1.60   .19<F4>   .70<F4>       .97       .89   .58<F2>         .16<F2><F4>

Ratio of net investment income
to average net assets (%)         3.89<F4>      4.82   .43<F4>  4.42<F4>      5.55      5.82  6.34<F2>        3.91<F2><F4>

Portfolio turnover (%) 51.48<F4>     34.68      5.72 51.48<F4>     34.68      5.72     31.84 12.46<F4>


<F1> The fiscal year end has changed from August 31 to May 31.
<F2> Reflects an expense limitation. As a result of the limitation, net investment income of the fund for the year ended
August
     31, 1992 and the period ended August 31, 1991, reflect expense reductions of $0.03 and $0.05 per share, respectively.
<F3> Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
<F4> Not annualized.

/TABLE

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                FOR THE PERIOD FOR THE
                   MAY 1, 1995  ELEVEN          JANUARY 4, 1993
                 (COMMENCEMENT  MONTHS    YEAR    (COMMENCEMENT
             OF OPERATIONS) TO   ENDED   ENDEDOF OPERATIONS) TO
                        MAY 31  MAY 31 JUNE 30          JUNE 30
                       1995(+)   1995*    1994             1993
                       Class M         Class B
NET ASSET VALUE,
BEGINNING OF PERIOD      $8.87   $8.76   $9.53            $9.17

INVESTMENT OPERATIONS
Net investment income      .04     .40     .44              .21
Net realized and
unrealized gain (loss)
on investments             .25     .36   (.66)              .36
TOTAL FROM INVESTMENT
OPERATIONS                 .29     .76   (.22)              .57
LESS DISTRIBUTIONS:
From net investment
income                   (.04)   (.39)   (.44)            (.21)
In excess of net
investment income           --   (.01)      --               --
From net realized gain
on investments              --      --   (.09)               --
In excess of net realized
gain on investments         --      --   (.02)               --
TOTAL DISTRIBUTIONS      (.04)   (.40)   (.55)            (.21)
NET ASSET VALUE,
END OF PERIOD            $9.12   $9.12   $8.76            $9.53
TOTAL INVESTMENT RETURN
AT NET ASSET
VALUE (%)(b)           3.28(c) 9.06(c)  (2.55)         12.84(c)
NET ASSETS, END OF
PERIOD (in thousands)       $1 $44,581 $36,930          $17,881
Ratio of expenses to
average net assets (%)  .10(c) 1.42(c)    1.51           .78(c)
Ratio of net investment
income to average
net assets (%)          .45(c) 4.62(c)    4.74          2.21(c)
Portfolio turnover (%)   61.46   61.46   64.83           106.69
/TABLE

                       For the
                        eleven
                        months
                         ended
                        May 31        Year ended June 30       August 24, 1990
                                                                 (commencement
                                                             of operations) to
                                                        June 30
                         1995*    1994    1993     1992    1991
                                       Class A

                         $8.77   $9.53   $9.08    $8.65   $8.50

                           .46     .50  .56(a)   .60(a)  .52(a)
                           .35   (.65)     .53      .45     .15
                           .81   (.15)    1.09     1.05     .67
                         (.45)   (.50)   (.56)    (.60)   (.52)
                         (.01)      --      --       --      --
                            --   (.09)   (.08)    (.02)      --
                            --   (.02)      --       --      --
                         (.46)   (.61)   (.64)    (.62)   (.52)
                         $9.12   $8.77   $9.53    $9.08   $8.65
                       9.58(c)  (1.79)   12.44    12.57 9.46(c)
                      $271,309$276,245$278,039 $195,963$109,739
                        .83(c)     .91  .77(a)   .60(a)              .41(a)(c)
                       5.24(c)    5.38 5.94(a)  6.73(a)             5.94(a)(c)
                         61.46   64.83  106.69    72.7346.72(c)

*    The fiscal year end has changed from June 30 to May 31.
+    Per  share net investment income has been determined on the basis of  the weighted average number of shares outstanding during  the period.
(a)  Reflects an absorption of expenses incurred by the fund and an expense limitation applicable during the  period.  As a result of this absorbtion and the limitations, expenses of the fund for the  years ended June 30, 1992 and the period ended June 30, 1991, reflect a reduction  of  $0.02 and $0.04 per share, respectively.  For  the year  ended June 30, 1993, expenses reflect a reduction  of  less than $0.01 per share.
(b)  Total investment return assumes dividend reinvestment  and  does not reflect the effect of sales charges.
(c)  Not annualized.
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                  FOR THE PERIOD                FOR THE PERIOD
                    MAY 12, 1995                 JULY 15, 1993
                   (COMMENCEMENT                 (COMMENCEMENT
               OF OPERATIONS) TO   YEAR ENDEDOF OPERATIONS) TO
                          MAY 31       MAY 31           MAY 31

                            1995         1995             1994

                       CLASS M*              CLASS B

NET ASSET VALUE,
BEGINNING OF PERIOD        $9.10        $9.05            $9.71

INVESTMENT OPERATIONS
Net investment income        .02          .49              .41
Net realized and unrealized
gain (loss) on investments   .12          .17            (.51)

TOTAL FROM
INVESTMENT OPERATIONS        .14          .66            (.10)

LESS DISTRIBUTIONS FROM:
Net investment income      (.03)        (.49)            (.41)
Net realized gain on investments           --
--                         (.15)

In excess of net realized gain             --            (.02)   --

TOTAL DISTRIBUTIONS        (.03)        (.51)            (.56)

NET ASSET VALUE, END OF PERIOD          $9.21            $9.20$9.05

TOTAL INVESTMENT RETURN AT
NET ASSET VALUE (%)(b)   1.53(c)         7.64        (1.15)(c)

NET ASSETS, END OF PERIOD
(in thousands)               $22      $47,573          $23,017

Ratio of expenses to
average net assets (%)    .06(c)         1.53          1.41(c)

Ratio of net investment income
to average net assets (%) .30(c)         5.46          4.32(c)

Portfolio turnover (%)     47.53        47.53            36.20
FINANCIAL HIGHLIGHTS (continued)


                                                                       For the period
                                                                     October 23, 1989
                                                                        (commencement
                                                                    of operations) to
                                   Year ended May 31                           May 31
      1995        1994         1993        1992         1991        1990

                            Class A

     $9.05       $9.55        $9.02       $8.70        $8.50       $8.50

       .55         .55          .59      .61(a)       .62(a)      .35(a)

       .18       (.35)          .54         .39          .20          --

       .73         .20         1.13        1.00         .82          .35

     (.55)       (.55)        (.59)       (.61)        (.62)       (.35)
        --       (.15)        (.01)       (.07)           --          --

     (.02)          --           --          --           --          --

     (.57)       (.70)        (.60)       (.68)        (.62)       (.35)

     $9.21       $9.05        $9.55       $9.02        $8.70       $8.50

      8.45        1.92        12.80       11.96        10.10     6.84(c)

  $251,232    $244,519     $215,611    $149,011      $38,526     $18,249

       .89         .96          .97      .88(a)       .86(a)   .80(a)(c)

      6.11        5.69         6.24     6.82(a)      7.27(a)  6.97(a)(c)

     47.53       36.20        53.18    94.95(d)       123.29    83.26(d)

* Per share net investment income for the period ended May 31, 1995 has been determined on the basis of the weighted average number of shares outstanding during the period.

(a)Reflects an expense limitation. As a result of this limitation, net investment income of the fund for the years ended May 31, 1992 and 1991 reflect expense reductions of approximately $0.01 and $0.02 respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) No annualized

(d) Portfolio turnover excludes the impact of assets received by the fund,then known as Putnam Massachusetts Tax Exempt
Income Fund II, from the acquisition of
Putnam Massachusetts Tax Exempt Income Fund.
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the year)

                        FOR THE PERIOD            FOR THE PERIOD
                                                 APRIL 17, 1995
                         JULY 15, 1993
                      (COMMENCEMENT OF              (COMMENCEMENT OF
                        OPERATIONS) TO  YEAR ENDED    OPERATIONS) TO
                                MAY 31      MAY 31       MAY 31

                              1995<F1>        1995         1994

                               CLASS M                CLASS B

NET ASSET VALUE, BEGINNING OF PERIOD         $8.80        $8.90$9.43

INVESTMENT OPERATIONS
Net investment income              .05         .47          .41

Net realized/unrealized gain (loss)
on investments                     .21         .10        (.46)

TOTAL FROM INVESTMENT OPERATIONS   .26         .57        (.05)

LESS DISTRIBUTIONS FROM:
  Net investment income          (.06)       (.47)        (.40)

  Net realized gain on investments  --          --           --

  In excess of net gain on investments          --
--                               (.08)

TOTAL DISTRIBUTIONS              (.06)       (.47)        (.48)

NET ASSET VALUE, END OF PERIOD   $9.00       $9.00        $8.90

TOTAL INVESTMENT RETURN
 AT NET ASSET VALUE (%) <F3>  2.03<F4>        6.72    (.68)<F4>

NET ASSETS, END OF PERIOD (in thousands)      $119
$21,071                        $10,251

Ratio of expenses to average net assets (%).20<F4>
1.59                          1.42<F4>

Ratio of net investment income to
average net assets (%)         .84<F4>        5.31     4.25<F4>

Portfolio turnover (%)           82.91       82.91    41.77<F4>

FINANCIAL HIGHLIGHTS [continued]
(For a share outstanding throughout the year) [continued]

                                                                                              FOR THE PERIOD
                                                                                            OCTOBER 23, 1989
                                                                                            (COMMENCEMENT OF
                                                                                              OPERATIONS) TO
                                                                     YEAR ENDED MAY 31                MAY 31
                                      1995       1994        1993       1992      1991       1990


                                              CLASS A


NET ASSET VALUE, BEGINNING OF PERIOD $8.90      $9.30       $8.80      $8.51     $8.43      $8.50

INVESTMENT OPERATIONS
Net investment income                  .52        .52         .55    .56<F2>   .58<F2>    .33<F2>

Net realized/unrealized gain (loss)
on investments                         .11      (.32)         .52        .29       .08      (.07)

TOTAL FROM INVESTMENT OPERATIONS       .63        .20        1.07        .85       .66        .26

LESS DISTRIBUTIONS FROM:
  Net investment income              (.52)      (.52)       (.56)      (.56)     (.58)      (.33)

  Net realized gain on investments      --      (.03)       (.01)         --        --         --

  In excess of net gain on investments  --      (.05)          --         --        --         --


TOTAL DISTRIBUTIONS                  (.52)      (.60)       (.57)      (.56)     (.58)      (.33)

NET ASSET VALUE, END OF PERIOD       $9.01      $8.90       $9.30      $8.80     $8.51      $8.43

TOTAL INVESTMENT RETURN
  AT NET ASSET VALUE (%) <F3>         7.45       2.03       12.38      10.25      8.13   3.17<F4>

NET ASSETS, END OF PERIOD (in thousands)     $136,010    $128,921   $113,074   $80,310    $19,893     $9,280

Ratio of expenses to average net assets (%)       .95         .99       1.04   .95<F2>    .87<F2>.45<F2><F4>

Ratio of net investment income to
average net assets (%)                6.03       5.58        6.04   6.28<F2>  6.78<F2>          3.84<F2><F4>

Portfolio turnover (%)               82.91      41.77       15.89        71.68<F4><F5>      16.21   6.46<F4>

<F1> Per share net investment income has been determined on the basis of the weighted average number of shares outstanding
     during the period.
<F2> Reflects an expense limitation, and, during the period ended May 31, 1990, an absorption of expenses incurred by the
     Fund. As a result, net investment income of the Fund for the years ended May 31, 1992, 1991 and the period ended
May 31,
     1990 reflect expense reductions of approximately $0.01, $0.05, and $0.05, respectively.
<F3> Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
<F4> Not annualized.
<F5> Portfolio turnover excludes the impact of assets received from the fund, then known as Putnam Michigan Tax Exempt
Income Fund II, from the acquisition of Putnam Michigan Tax Exempt Income Fund.

/TABLE

Financial Highlights
(For a share outstanding throughout the period)

                                 For the             For the
                                  period              period
                                April 3,            July 15,
                                    1995                1993
                           (commencement                 (commencement
                                      of                  of
                             operations)      Year         operations)
                                      to     ended       to
                                  May 31    May 31    May 31          Year ended May 31
                                    1995      1995      1994      1995     1994

                                 Class M   Class B            Class A

Net asset value, beginning of
  period                          $ 8.77   $  8.77    $ 9.18   $  8.79  $  9.06

Investment operations
Net investment income                .08       .45       .39       .51      .51

Net realized and unrealized
  gain (loss) on investments         .17       .15     (.41)       .15     (.27)

Total from investment
  operations                         .25       .60     (.02)       .66      .24

Less Distributions from:

Net investment income              (.07)     (.45)     (.39)     (.50)    (.51)

Total distributions                (.07)     (.45)     (.39)     (.50)    (.51)

Net asset value, end of period    $ 8.95   $  8.92    $ 8.77   $  8.95  $  8.79

Total investment return at net
  asset value (%) (b)            2.89(c)      7.17  (.32)(c)      7.90     2.57

Net assets, end of period
  (in thousands)                      $1   $19,698    $8,873   $98,418   $95,587

Ratio of expenses to average
  net assets (%)                  .21(c)      1.63   1.47(c)       .99     1.03

Ratio of net investment income
  to average net assets (%)       .93(c)      5.15   4.23(c)      5.85     5.60

Portfolio turnover (%)          58.18(c)     58.18  28.19(c)     58.18    28.19

/TABLE

                                                       For the period
                                                                October 23, 1989
                                                                (commencement
                                                               of operations) to
                                                  Year ended May 31          May 31

                                    1993      1992     1991       1990

                                                    Class A

Net asset value, beginning of period       $  8.74   $  8.56  $  8.43      $8.50

Investment operations
Net investment income                .55    .55(a)   .59(a)     .34(a)

Net realized and unrealized gain
  (loss) on investments              .33       .18      .13      (.07)

Total from investment operations     .88       .73      .72        .27

Less Distributions from:
Net investment income              (.56)     (.55)    (.59)      (.34)

Total distributions                (.56)     (.55)    (.59)      (.34)

Net asset value, end of period   $  9.06   $  8.74  $  8.56      $8.43

Total investment return at
  net asset value (%) (b)          10.33      8.86     8.82    5.25(c)

Net assets, end of period (in thousands)   $86,611   $59,914  $16,615     $7,363

Ratio of expenses to average net assets
  (%)                               1.08    .91(a)   .66(a)  .27(a)(d)

Ratio of net investment income to
  average net assets (%)            6.12   6.34(a)  6.84(a) 4.09(a)(d)

Portfolio turnover (%)             37.69  38.79(d)    14.85   98.54(d)


(a) Reflects an expense limitation incurred by the fund. As a result of the limitation, net investment income of the fund for the years ended May 31, 1992, and 1991 reflects expense reductions of approximately $0.02 and $0.07, respectively.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c) Not annualized.
(d) Portfolio turnover excludes the impact of assets received from the fund then known as Putnam Minnesota Tax Exempt
Income Fund II,
    from the acquisition of Putnam Minnesota Tax Exempt Income Fund.

Financial Highlights
(For a share outstanding throughout the year)

                  For the period                   For the period
                     May 1, 1995   For the         January 4, 1993
                   (commencement      eleven months             (commencement
               of operations) to     ended           Year endedof operations) to
                         May 31,    May 31 June 30     June 30
                            1995     1995*     1994       1993
                         Class M           Class B
Net asset value,
beginning of period        $8.74     $8.75    $9.46      $9.02
Investment operations
Net investment income        .04       .41      .45        .21
Net realized and unrealized
  gain (loss) on investments .28       .22    (.58)        .43
Total from investment
  operations                 .32       .63    (.13)        .64
Less distributions:
From net investment income (.08)     (.41)    (.45)      (.20)
Net realized gain on
  investments                 --     (.02)      --
In excess of realized gain on
  investments                 --        --    (.11)         --
Total distributions        (.08)     (.41)    (.58)      (.20)
Net asset value,
end of period              $8.98     $8.97    $8.75      $9.46
Total investment return at
  net asset value (%) (a)3.21(b)   7.51(b)   (1.59)    7.21(b)
Net assets, end of period
  (in thousands)           $   1   $58,591  $44,916    $15,113
Ratio of expenses to average
net assets (%)            .09(b)   1.46(b)     1.59     .77(b)
Ratio of net investment
  income to average net
  assets (%)              .42(b)   4.72(b)     4.77    2.42(b)
Portfolio turnover (%)  51.86(b)  51.86(b)    51.74   44.58(b)

                                           For the period
                                       For the                                                      February 20,
                                        eleven                                                   1990
                             months                                                     (commencement
                              ended                                                    of operations)
                             May 31               Year ended June 30                      to June 30
                              1995+       1994       1993       1992       1991       1990
                                                 Class A
Net asset value, beginning
  of period                $   8.75    $  9.46   $   8.97   $   8.64    $  8.50  $   8.50
Investment operations
Net investment income           .46        .51        .54     .59(c)     .62(c)    .22(c)
Net realized and unrealized
  gain (loss) on investments    .23      (.58)        .58        .38        .13       .01
Total from investment
  operations                    .69      (.07)       1.12        .97        .75       .23
Less distributions:
From net investment income    (.46)      (.51)      (.55)      (.60)      (.61)     (.23)
Net realized gain on
  investments                    --      (.08)      (.08)      (.04)         --        --
In excess of realized gain
  on investments                 --      (.05)         --         --         --        --
Total distributions           (.46)      (.64)      (.63)      (.64)      (.61)     (.23)
Net asset value, end of
  period                      $8.98$      8.75      $9.46$      8.97  $    8.64     $8.50
Total investment return at
  net asset value (%) (a)   8.25(b)      (.94)      13.02      11.52       9.17    2.71(b)
Net assets, end of period
  (in thousands)           $242,569   $246,336   $235,243   $159,658    $99,978   $34,588
Ratio of expenses to average
  net assets (%)             .87(b)        .95        .92     .75(c)     .66(c) .26(b)(c)
Ratio of net investment
  income to average net
  assets (%)                5.36(b)       5.43       5.90    6.69(c)    7.09(c)3.06(b)(c)
Portfolio turnover (%)     51.86(b)      51.74      44.58      80.21     101.21  `7.58(b)

  * The fiscal year has been chnaged from June 30 to May 31.
(a) Total Investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) Not annualized.
(c) Reflects an expense limitation. As a result of the limitation, expenses of the fund for the years ended June 30, 1992 and 1991 and for the period ended June 30, 1990 reflect a reduction of $0.01, $0.03 and $0.02, respectively.

PAGE

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                  FOR THE PERIOD                FOR THE PERIOD
                   APRIL 3, 1995                 JULY 15, 1993
                   (COMMENCEMENT                 (COMMENCEMENT
                OF OPERATIONS)TO   YEAR ENDEDOF OPERATIONS) TO
                          MAY 31       MAY 31           MAY 31
                            1995         1995             1994

                         Class M             Class B

NET ASSET VALUE,
BEGINNING OF PERIOD        $8.76        $8.79            $9.37
INVESTMENT OPERATIONS
Net investment income        .08          .46              .40
Net realized and unrealized
gain (loss) on investments   .19          .16            (.46)
TOTAL FROM INVESTMENT
OPERATIONS                   .27          .62            (.06)
LESS DISTRIBUTIONS FROM:
Net investment income      (.08)        (.46)            (.40)
Net realized gain
on investments                --        (.01)            (.12)
TOTAL DISTRIBUTIONS        (.08)        (.47)            (.52)
NET ASSET VALUE,
END OF PERIOD              $8.95        $8.94            $8.79
TOTAL INVESTMENT RETURN AT
NET ASSET VALUE (%)(b)   3.05(c)         7.39        (1.49)(c)
NET ASSETS, END OF
PERIOD (in thousands)         $1      $32,847          $17,959
Ratio of expenses to
average net assets (%)   0.20(c)         1.58          1.42(c)
Ratio of net investment
income to average
net assets (%)           0.89(c)         5.24          4.35(c)
Portfolio turnover (%)     66.29        66.29            44.45
/TABLE

                                                             For the period
                                                            October 23, 1989
                                                              (commencement
                                                            of operations) to
                                           Year ended May 31                   May 31
1995       1994           1993           1992           1991           1990
                       Class A
$8.80     $9.26          $8.78          $8.55          $8.40          $8.50
52          .53            .54         .57(a)         .59(a)         .35(a)
 .15       (.35)            .48            .23            .14          (.10)
 .67         .18           1.02            .80            .73            .25
(.51)     (.52)          (.54)          (.57)          (.58)          (.35)
(.01)     (.12)             --             --             --             --
(.52)     (.64)          (.54)          (.57)          (.58)          (.35)
$8.95     $8.80          $9.26          $8.78          $8.55          $8.40
8.04       1.88          11.94           9.65           9.09        4.94(c)
$193,176              $194,130       $177,879       $140,309        $21,136    $7,684
 .93         .99           1.04         .90(a)         .87(a)      .47(a)(d)
5.97       5.68           5.90        6.41(a)        6.83(a)     4.19(a)(d)
66.29     44.45          21.57       15.20(d)          17.40       23.27(d)

(a) Reflects an expense limitation in effect during the period. As a result, net investment income of the fund for the years ended May 31, 1992 and 1991, reflect expense reductions of approximately $0.01 and $0.05, per class A share, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c)  Not annualized.

(d)  Portfolio  turnover excludes the impact of assets received from the fund, then known as Putnam Ohio Tax Exempt Income Fund II, from the acquisition of Putnam Ohio Tax Exempt
Income Fund.
/TABLE

Financial Highlights
(For a share outstanding throughout the year)

                  For the period                   For the period
                     May 1, 1995   For the         January 4, 1993
                   (commencement      eleven months             (commencement
               of operations) to     ended           Year endedof operations) to
                         May 31,    May 31 June 30     June 30
                            1995     1995*     1994       1993
                         Class M           Class B
Net asset value,
beginning of period        $8.74     $8.75    $9.46      $9.02
Investment operations
Net investment income        .04       .41      .45        .21
Net realized and unrealized
  gain (loss) on investments .28       .22    (.58)        .43
Total from investment
  operations                 .32       .63    (.13)        .64
Less distributions:
From net investment income (.08)     (.41)    (.45)      (.20)
Net realized gain on
  investments                 --     (.02)      --
In excess of realized gain on
  investments                 --        --    (.11)         --
Total distributions        (.08)     (.41)    (.58)      (.20)
Net asset value,
end of period              $8.98     $8.97    $8.75      $9.46
Total investment return at
  net asset value (%) (a)3.21(b)   7.51(b)   (1.59)    7.21(b)
Net assets, end of period
  (in thousands)           $   1   $58,591  $44,916    $15,113
Ratio of expenses to average
net assets (%)            .09(b)   1.46(b)     1.59     .77(b)
Ratio of net investment
  income to average net
  assets (%)              .42(b)   4.72(b)     4.77    2.42(b)
Portfolio turnover (%)  51.86(b)  51.86(b)    51.74   44.58(b)

                                           For the period
                                       For the                                                      February 20,
                                        eleven                                                   1990
                             months                                                     (commencement
                              ended                                                    of operations)
                             May 31               Year ended June 30                      to June 30
                              1995+       1994       1993       1992       1991       1990
                                                 Class A
Net asset value, beginning
  of period                $   8.75    $  9.46   $   8.97   $   8.64    $  8.50  $   8.50
Investment operations
Net investment income           .46        .51        .54     .59(c)     .62(c)    .22(c)
Net realized and unrealized
  gain (loss) on investments    .23      (.58)        .58        .38        .13       .01
Total from investment
  operations                    .69      (.07)       1.12        .97        .75       .23
Less distributions:
From net investment income    (.46)      (.51)      (.55)      (.60)      (.61)     (.23)
Net realized gain on
  investments                    --      (.08)      (.08)      (.04)         --        --
In excess of realized gain
  on investments                 --      (.05)         --         --         --        --
Total distributions           (.46)      (.64)      (.63)      (.64)      (.61)     (.23)
Net asset value, end of
  period                      $8.98$      8.75      $9.46$      8.97  $    8.64     $8.50
Total investment return at
  net asset value (%) (a)   8.25(b)      (.94)      13.02      11.52       9.17    2.71(b)
Net assets, end of period
  (in thousands)           $242,569   $246,336   $235,243   $159,658    $99,978   $34,588
Ratio of expenses to average
  net assets (%)             .87(b)        .95        .92     .75(c)     .66(c) .26(b)(c)
Ratio of net investment
  income to average net
  assets (%)                5.36(b)       5.43       5.90    6.69(c)    7.09(c)3.06(b)(c)
Portfolio turnover (%)  51.86(b) 51.74 44.58      80.21     101.21  `7.58(b)

  * The fiscal year has been chnaged from June 30 to May 31.
(a) Total Investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) Not annualized.
(c) Reflects an expense limitation. As a result of the limitation, expenses of the fund for the years ended June 30, 1992 and 1991 and for the period ended June 30, 1990 reflect a reduction of $0.01, $0.03 and $0.02, respectively.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the year)

                        FOR THE PERIOD            FOR THE PERIOD
                                                 APRIL 17, 1995
                         JULY 15, 1993
                      (COMMENCEMENT OF              (COMMENCEMENT OF
                        OPERATIONS) TO  YEAR ENDED    OPERATIONS) TO
                                MAY 31      MAY 31       MAY 31

                              1995<F1>        1995         1994

                               CLASS M                CLASS B

NET ASSET VALUE, BEGINNING OF PERIOD         $8.80        $8.90$9.43

INVESTMENT OPERATIONS
Net investment income              .05         .47          .41

Net realized/unrealized gain (loss)
on investments                     .21         .10        (.46)

TOTAL FROM INVESTMENT OPERATIONS   .26         .57        (.05)

LESS DISTRIBUTIONS FROM:
  Net investment income          (.06)       (.47)        (.40)

  Net realized gain on investments  --          --           --

  In excess of net gain on investments          --
--                               (.08)

TOTAL DISTRIBUTIONS              (.06)       (.47)        (.48)

NET ASSET VALUE, END OF PERIOD   $9.00       $9.00        $8.90

TOTAL INVESTMENT RETURN
 AT NET ASSET VALUE (%) <F3>  2.03<F4>        6.72    (.68)<F4>

NET ASSETS, END OF PERIOD (in thousands)      $119
$21,071                        $10,251

Ratio of expenses to average net assets (%).20<F4>
1.59                          1.42<F4>

Ratio of net investment income to
average net assets (%)         .84<F4>        5.31     4.25<F4>

Portfolio turnover (%)           82.91       82.91    41.77<F4>

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                      FOR THE PERIOD
                                                  JULY 15, 1993
                          THREE MONTHS              (COMMENCEMENT OF
                                 ENDED  YEAR ENDED    OPERATIONS) TO
                                MAY 31 FEBRUARY 28  FEBRUARY 28


                                 1995*        1995         1994
                                           CLASS B


NET ASSET VALUE, BEGINNING OF
PERIOD                           $8.97       $9.38        $9.48


INVESTMENT OPERATIONS
NET INVESTMENT INCOME              .11         .47          .28
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS         .27       (.40)        (.08)

TOTAL FROM INVESTMENT OPERATIONS   .38         .07          .20

LESS DISTRIBUTIONS:
FROM NET INVESTMENT INCOME       (.12)       (.47)        (.28)
FROM NET REALIZED GAIN ON
INVESTMENTS                         --       (.01)        (.02)


TOTAL DISTRIBUTIONS              (.12)       (.48)        (.30)

NET ASSET VALUE, END OF PERIOD   $9.23       $8.97        $9.38

TOTAL INVESTMENT RETURN AT
NET ASSET VALUE (%)(B)         4.23(C)         .93      2.18(C)

NET ASSETS, END OF PERIOD
(IN THOUSANDS)                 $44,252     $36,670      $12,633

RATIO OF EXPENSES TO AVERAGE NET ASSETS (%) .38(C)
1.57                           1.00(C)

RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS (%)      1.26(C)        5.23      2.90(C)

PORTFOLIO TURNOVER (%)         4.15(C)       26.09     15.65(C)

FINANCIAL HIGHLIGHTS (CONTINUED)
      FOR THE PERIOD
                                                            JULY 21, 1989
        THREE MONTHS                                                    (COMMENCEMENT
     ENDED                                                             OF OPERATIONS)
    MAY 31                              YEAR ENDED FEBRUARY 28         TO FEBRUARY 28

     1995*      1995      1994      1993      1992      1991      1990

                       CLASS A

     $8.98     $9.39     $9.40     $8.76     $8.42     $8.36     $8.50

       .13       .53       .54    .57(A)    .61(A)    .62(A)    .36(A)

       .26     (.40)       .01       .65       .34       .06     (.14)

       .39       .13       .55      1.22       .95       .68     (.22)

     (.13)     (.53)     (.54)     (.57)     (.61)     (.62)     (.36)

        --     (.01)     (.02)     (.01)        --        --        --

     (.13)     (.54)     (.56)     (.58)     (.61)     (.62)     (.36)

     $9.24     $8.98     $9.39     $9.40     $8.76     $8.42     $8.36

   4.39(C)      1.60      5.93     14.34     11.65      8.53   4.30(C)

  $178,785  $171,568  $171,757  $144,374   $93,086   $47,112   $19,203

    .21(C)       .92       .91    .72(A)    .52(A)    .41(A) .79(A)(C)

   1.44(C)      5.94      5.36   6.31(A)   6.98(A)   7.43(A)6.96(A)(C)

   4.15(C)     26.09     15.65     12.26      3.30      9.01   4.41(C)




*THE FISCAL YEAR END HAS CHNAGED FROM FEBRUARY 28 TO MAY 31.

(A)REFLECTS AN EXPENSE LIMITATION. AS A RESULT, NET INVESTMENT
INCOME FOR THE YEARS ENDED FEBRUARY 28, 1993, 1992 AND 1991,
REFLECTS EXPENSE REDUCTIONS OF APPROXIMATELY $0.01, $0.04, AND
$0.06 PER SHARE, RESPECTIVELY.

(B)TOTAL INVESTMENT RETURN ASSUMES DIVIDEND REINVESTMENT AND DOES
NOT REFLECT THE EFFECT OF SALES CHARGES.

(C)NOT ANNUALIZED.


OBJECTIVES

EACH    FUND     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT
FROM FEDERAL INCOME TAX AND   , EXCEPT FOR THE FLORIDA FUND,
PERSONAL INCOME TAX OF ITS RESPECTIVE STATE AS PUTNAM INVESTMENT
MANAGEMENT, INC., THE    FUNDS'     INVESTMENT MANAGER ("PUTNAM
MANAGEMENT")   ,     BELIEVES IS CONSISTENT WITH PRESERVATION OF
CAPITAL.  None of the    funds are     intended to be a complete
investment program, and there is no assurance that any
   fund     will achieve its objective.

HOW    THE FUNDS PURSUE THEIR     OBJECTIVES

BASIC INVESTMENT STRATEGY

EACH    FUND     SEEKS ITS OBJECTIVE BY    FOLLOWING THE
FUNDAMENTAL INVESTMENT POLICY OF     INVESTING AT LEAST 80% OF
ITS NET ASSETS IN     TAX-EXEMPT SECURITIES     (WHICH ARE
DESCRIBED BELOW), EXCEPT WHEN INVESTING FOR DEFENSIVE PURPOSES DURING TIMES OF ADVERSE MARKET CONDITIONS.

   Under normal market conditions, the Florida fund will invest at least 65% of its net assets in tax-exempt securities issued by the State of Florida, its political subdivisions and their agencies and instrumentalities and in other tax-exempt securities which are exempt from the Florida intangibles tax. The Florida fund generally will seek to select investments which will enable its shares to be exempt from this tax, except when pursuing the alternative investment strategies described below. Such investments at times may have lower yields than other tax-exempt securities available for investment by the Florida fund. This investment strategy could also result in higher portfolio turnover and related transaction costs. See "How a fund makes distributions to shareholders--Florida taxes."

Under current law, to the extent distributions by a    fund
are derived from interest on    tax-exempt securities defined (as
with respect to such fund), such distributions will     be exempt
from federal income tax    and, except for the Florida fund,
personal income tax in the relevant state (other than any applicable federal or state alternative minimum tax or any state
minimum  corporate income tax). In     the case of the Minnesota
   fund,     at least 95% of that    fund's     total exempt-
interest dividends

       must also be derived from
interest obligations of the State of Minnesota and its agencies,
instrumentalities and political subdivisions    in order for such
distributions to be exempt, and in the case of the New Jersey fund, it must qualify as a "qualified investment fund" under New Jersey law. See "How how a fund makes distributions to shareholders; tax information" below.

Each    fund     may also invest from time to time in securities
exempt only from federal income tax and in taxable obligations described below under "Alternative investment strategies" to the extent permitted by its investment policies, or hold its assets
in         money market instruments    or in cash    .

Each    fund's     investments    in tax-exempt securities and
taxable obligations     will be limited to securities rated at
the time of purchase not lower than the five highest grades assigned by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa,
A, Baa or Ba) and Standard & Poor's Corporation    ("S&P")
(AAA, AA, A, BBB or BB),    for the Arizona, Massachusetts,
Michigan, Minnesota and Ohio funds, by either Moody's and S&P for
the Florida, New Jersey and Pennslyvnia funds,     or    for all
funds,     unrated securities    that     Putnam Management
determines are of comparable quality.

   No funds will purchase a security rated both Ba by Moody's and BB by S&P at the time of purchase, or, if unrated, determined by Putnam Management to be of comparable quality if, as a result, more than 25% of the fund's total assets would be of that quality. The rating services' descriptions of the five highest grades of debt securities are included in the appendix to this
prospectus.      Securities rated Ba or BB    (and comparable
unrated securities)     are considered to have speculative
elements, with large uncertainties or major         exposures to
adverse conditions.    Investors should carefully consider their
ability to assume the risks of owning shares of a mutual fund which may invest in securities in the lower rating
categories.      Putnam Management expects that each    fund
will generally invest in    tax-exempt securities     of longer
maturities (10 years or more), but each    fund     may invest in
   tax-exempt securities     having a broad range of maturities.

   Under the Pennsylvania fund's investment policies, Putnam Management will not trade the fund's securities for the purpose
of seeking profits    .  It is a fundamental policy of    the
fund that its portfolio securities may be varied only (i) to eliminate unsafe investments and investments not consistent with the preservation of the fund's capital or the tax status of the fund's investments; (ii) to honor redemption orders and meet anticipated redemption requirements and negate gains from discount purchases; (iii) to reinvest the earnings from securities in like securities; or (iv) to defray normal administrative expenses. For purposes of this fundamental policy, the fund may vary its portfolio securities if (i) there has been an adverse change in a security's credit rating or in that of its issuer or in Putnam Management's credit analysis of the security or its issuer; (ii) there has been, in the opinion of Putnam Management, a deterioration or anticipated deterioration in general economic or market conditions affecting issuers of tax-exempt securities, or a change or anticipated change in interest rates; (iii) adverse changes or anticipated changes in market conditions or economic or other factors temporarily affecting the issuers of one or more portfolio securities make necessary or desirable the sale of such security or securities in anticipation of the fund's repurchase of the same or comparable securities at a later date; or (iv) Putnam Management engages in the alternative investment practices
described below.  In addition,     for purposes of    this
fundamental policy, the fund may purchase or             sell
financial futures contracts and related options and    options on
securities and securities indices for hedging purposes. As a result of these limitations, the fund may have less flexibility than other mutual funds in responding to market or interest rate changes and to new investment opportunities.

ALTERNATIVE MINIMUM TAX

INTEREST INCOME FROM CERTAIN TYPES OF TAX-EXEMPT SECURITIES MAY
BE SUBJECT TO FEDERAL ALTERNATIVE MINIMUM TAX.

In determining compliance with the 80% test described above, it is a fundamental policy of each fund to exclude from the definition of tax-exempt securities any securities the interest from which may be subject to federal alternative minimum tax for individuals. Corporate shareholders however, may be subject to federal alternative minimum tax on a portion of tax-exempt income the exempt-interest dividends they receive from a fund is generally included in the alternative minimum taxable income of corporations.

ALTERNATIVE INVESTMENT STRATEGIES

At times Putnam Management may judge that conditions in the
markets for    tax-exempt securities     make pursuing a
   fund's     basic investment strategy inconsistent with the
best interests of its shareholders.  At such times Putnam
Management may         temporarily use alternative
strategies        primarily designed to reduce fluctuations in
the value of a    fund's     assets.

    In implementing these    defensive     strategies, a
   fund     may invest without limit in taxable obligations,
including: obligations of the U.S. government, its agencies or instrumentalities; obligations issued by governmental issuers in other states, the interest on which would be exempt from federal income tax; other debt securities rated within the four highest
grades by either Moody's or S    &P    ; commercial paper rated
in the highest grade by either rating service (Prime-1 or A-1+, respectively); certificates of deposit and bankers' acceptances;
repurchase agreements        ; or any other securities that
Putnam Management considers consistent with such defensive strategies.

    It is impossible to predict when, or for how long, a
   fund     will use    these     alternative strategies.

   TAX-EXEMPT SECURITIES

   THE TERM "TAX-EXEMPT SECURITIES" WHEN USED WITH RESPECT TOA
PARTICULAR FUND, INCLUDES     OBLIGATIONS    OF     A
STATE   ,     AND ITS POLITICAL SUBDIVISIONS AND THEIR AGENCIES,
INSTRUMENTALITIES OR OTHER GOVERNMENTAL UNITS, THE INTEREST
   ON     WHICH, IN THE OPINION OF BOND COUNSEL, IS EXEMPT FROM
FEDERAL INCOME TAX AND    (EXCEPT FOR FLORIDA, WHICH HAS NO
PERSONAL    INCOME TAX), PERSONAL OR GROSS     INCOME TAX OF THE
   RELEVANT     STATE        .

    These securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts.

    They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational or
medical facilities,    or to fund short-term cash requirements.
They     may also include certain types of industrial development
bonds, private activity bonds or notes issued by public authorities to finance privately owned or operated facilities
       .

    Short-term    tax-exempt securities     may be issued as
interim financing in anticipation of tax collections, revenue receipts or bond sales to finance various public purposes.

   Tax-exempt securities     also include         obligations
issued by certain other governmental entities, such as U.S.
territories, if    these     debt obligations generate interest
income    that     is exempt from federal income tax and
   (except for Florida which has no personal income tax)     the
personal    or gross     income tax of the    relevant     state.

THE TWO PRINCIPAL CLASSIFICATIONS OF    TAX-EXEMPT SECURITIES
ARE GENERAL OBLIGATION AND SPECIAL OBLIGATION (OR SPECIAL REVENUE
OBLIGATION) SECURITIES.

    GENERAL OBLIGATION securities involve a pledge of the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer.

    SPECIAL OBLIGATION (or SPECIAL REVENUE OBLIGATION) securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development bonds and private activity bonds are in most cases special obligation securities,
   whose     credit quality    is tied     to the private user of
the facilities.

A    fund     may also invest in securities representing
interests in     tax-exempt securities    , known as "inverse
floating obligations" or "residual interest bonds   ."  These
obligations     pay interest rates that vary inversely
   with     changes in the interest rates of specified short-term
tax   -    exempt securities or an index of short-term tax   -
    exempt securities. The interest rates on inverse floating obligations or residual interest bonds will typically decline as short-term market interest rates increase and increase as short-term market rates decline.

   These     securities have the effect of providing a degree of
investment leverage   . They     will generally    respond     to
changes in market interest rates    more rapidly than     fixed-
rate long-term          securities    (typically twice as
fast) . As a result, the market values of inverse floating obligations and residual interest bonds will generally be more
volatile than the market values of fixed-rate tax   -    exempt
securities.

   RISK FACTORS

THE VALUES OF    TAX-EXEMPT SECURITIES             FLUCTUATE IN
RESPONSE TO CHANGES IN INTEREST RATES.    A     decrease in
interest rates will generally result in an increase in the value
of a    fund's     assets.  Conversely, during periods of rising
interest rates, the value of a    fund's     assets will
generally decline. The magnitude of these fluctuations generally is greater for securities with longer maturities. However, the yields on such securities are also generally higher. In
addition, the values of    fixed-income     securities are
affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers.


    Changes by recognized rating services in their ratings of
   a     fixed-income security and    changes     in the ability
of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived
from    these     securities, but will affect a    fund's     net
asset value.

    A    fund     will not necessarily dispose of a security when
its rating is reduced below its rating at the time of
purchase   . However,      Putnam Management will monitor the
investment to determine whether continued investment in the
security will assist in meeting    a fund's     investment
objective.

EACH    FUND     MAY INVEST IN BOTH HIGHER-RATED AND LOWER-RATED
   TAX-EXEMPT SECURITIES. LOWER-RATED SECURITIES ARE SECURITIES RATED BELOW BAA BY MOODY'S OR BBB BY S&P, AND ARE COMMONLY KNOWN
AS "JUNK BONDS."      The values of lower-rated securities
generally fluctuate more than those of higher-rated securities. In addition, the lower rating reflects a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of income and principal.

   The tables below show the percentages of fund net assets
invested during fiscal 1995 in     securities    assigned to
various rating categories by S&P or if unrated by S&P, assigned
to comparable rating categories     by Moody's and    in
unrated   securities     determined    by Putnam Management
to be of comparable quality    :


                    ARIZONA FUND             FLORIDA FUND             MASSACHUSETTS FUND          MICHIGAN FUND
            ------------------------- --------------------------   ------------------------    ------------------------
                       UNRATED                      UNRATED                      UNRATED                     UNRATED
          RATED      SECURITIES        RATED      SECURITIES        RATED      SECURITIES       RATED      SECURITIES
       SECURITIES   OF COMPARABLE   SECURITIES   OF COMPARABLE   SECURITIES   OF COMPARABLE  SECURITIES   OF COMPARABLE
      AS PERCENTAGE  QUALITY, AS   AS PERCENTAGE  QUALITY, AS   AS PERCENTAGE  QUALITY, AS  AS PERCENTAGE  QUALITY, AS
      OF    NET     PERCENTAGE OF  OF    NET     PERCENTAGE OF OF    FUND     PERCENTAGE OF OF    NET     PERCENTAGE OF
RATINGS  ASSETS      NET     ASSETS   ASSETS      NET     ASSETS   ASSETS      FUND     ASSETS ASSETS          NET
ASSETS
------------------------------------------------------------------------------------------------------------------------
<C             <C

   "AAA"    40.83%             -         62.93%              -        41.37%          0.32%   48.48%                  -
   "AA"      16.14             -          10.05              -          4.76           0.22     9.38                  -
   "A"       16.83         0.41%           7.54          0.58%         16.02           0.61         7.77      2.93%
   "BBB"     13.62          5.34          13.75           0.52         13.84           4.42        19.67       3.59
   "BB"       1.86          4.82              -           2.96          1.23          15.94         0.64       6.32
   "B"           -          0.15           0.05           1.62             -           1.27     1.22                  -
            ------        ------         ------         ------       -------         ------       ------         ------
            89.28%        10.72%         94.32%          5.68%        77.22%         22.78%       87.16%         12.84%
------------------------------------------------------------------------------------------------------------------------

/TABLE

               MINNESOTA FUND              NEW JERSEY FUND                OHIO FUND               PENNSYLVANIA FUND
           -------------------------  --------------------------   ------------------------    ------------------------
                       UNRATED                      UNRATED                      UNRATED                     UNRATED
          RATED      SECURITIES        RATED      SECURITIES        RATED      SECURITIES       RATED      SECURITIES
       SECURITIES   OF COMPARABLE   SECURITIES   OF COMPARABLE   SECURITIES   OF COMPARABLE  SECURITIES   OF COMPARABLE
      AS PERCENTAGE  QUALITY, AS   AS PERCENTAGE  QUALITY, AS   AS PERCENTAGE  QUALITY, AS  AS PERCENTAGE  QUALITY, AS
         OF FUND    PERCENTAGE OF     OF FUND    PERCENTAGE OF     OF FUND    PERCENTAGE OF    OF FUND    PERCENTAGE OF
RATINGS  ASSETS      FUND ASSETS      ASSETS      FUND ASSETS      ASSETS      FUND ASSETS     ASSETS    FUND ASSETS

------------------------------------------------------------------------------------------------------------------------
<C
   "AAA"    34.80%             -         43.83%              -        57.43%          0.56%       56.46%          0.33%
"AA"         21.75             -          15.61          0.05%          7.78           0.22         7.10              -
"A"          25.18             -          13.61           1.32          7.16              -        11.03              -
"BBB"        10.86         2.50%           7.80           2.32         13.28           6.63        15.17           3.61
"BB"             -          4.91           0.38          15.08          1.21           5.42         1.85           3.91
"B"              -             -              %              -             -           0.31         0.30           0.24
            ------        ------         ------         ------       -------         ------       ------         ------
            92.59%         7.41%         81.23%         18.77%        86.86%         13.14%       91.91%          8.09%
------------------------------------------------------------------------------------------------------------------------

/TABLE

Putnam Management seeks to minimize the risks of investing in lower-rated securities through careful investment analysis. However, the amount of information available about the financial condition of an issuer of tax-exempt securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. When a fund invests in tax-
exempt             securities in the lower rating categories,
   the achievement of the fund's goals is more dependent on Putnam Management's ability than would be the case if the fund were investing in tax-exempt securities in the higher rating categories. Investors should consider carefully their ability to assume the risks of owning shares of a mutual fund that may invest in securities in certain of the lower rating
categories    .

At times, a substantial portion of each    fund's     assets may
be invested in securities as to which that    fund    , by itself
or together with other funds and accounts managed by Putnam
Management and its affiliates, holds    all or     a major
portion        .  Under adverse market or economic conditions or
in the event of adverse changes in the financial condition of the
issuer, a    fund     could find it more difficult to sell
   these     securities when Putnam Management believes it
advisable to do so or may be able to sell    the     securities
only at prices lower than if    they     were more widely held.
Under    these     circumstances, it may also be more difficult
to determine the fair value of such securities for purposes of
computing a    fund's     net asset value.

    In order to enforce its rights in the event of a default
   of these     securities, a    fund     may be required to
   participate in various legal proceedings or     take
possession of and manage assets securing the issuer's obligations
on    the     securities   . This could      increase a
   fund's     operating expenses and adversely affect a
   fund's     net asset value.  Any income derived from a
   fund's     ownership or operation of such assets would not be
tax-exempt.    The ability of a holder of a tax-exempt security
to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to privately-issued securities.

Certain securities held by a    fund     may permit the issuer at
its option to "call," or redeem, its securities.  If an issuer
were to redeem securities held by a    fund     during a time of
declining interest rates,    that fund     may not be able to
reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Each    fund     may invest in so-called "zero-coupon" bonds
whose values are subject to greater fluctuation in response to
changes in market interest rates than bonds    that     pay
interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security.

    Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying
interest currently.  A    fund     is required to accrue and
distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus a
   fund     may have to sell other investments to obtain cash
needed to make income distributions.

The secondary market for    tax-exempt securities     is
generally less liquid than that for taxable fixed-income securities, particularly for securities in the lower rating
categories.  Thus it may be more difficult    from time to
time     to value or         buy and sell certain securities
       .

   FOR ADDITIONAL INFORMATION CONCERNING THE RISKS ASSOCIATED
WITH INVESTING IN SECURITIES IN THE LOWER RATING CATEGORIES, SEE
THE SAI.

SINCE THE FUNDS             INVEST PRIMARILY IN    TAX-EXEMPT
SECURITIES    , THE VALUE OF EACH    FUND'S     SHARES MAY BE
ESPECIALLY AFFECTED BY FACTORS PERTAINING TO THE ECONOMY OF
   THE     RELEVANT STATE AND OTHER FACTORS         AFFECTING THE
ABILITY OF ISSUERS OF    TAX-EXEMPT SECURITIES     TO MEET THEIR
OBLIGATIONS.

    As a result, the value of each    fund's     shares may
fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of state, county or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally.

    The amounts of tax and other revenues available to
governmental issuers of    tax-exempt securities     may be
affected from time to time by economic, political and demographic
conditions    within or outside of     the particular state.  In
addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to issuers of
   tax-exempt securities     may also affect their ability to
meet their obligations.

    Payments of principal and interest on special obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will
be made   .  The facility's economic status,     in turn   ,
could be affected by economic, political and demographic
conditions    affecting     the particular state.

    Any reduction in the actual or perceived ability of an issuer
of     tax-exempt securities     to meet its obligations
would    be     likely    to have an adverse effect on     the
market value and marketability of its obligations    . A
reduction in the rating of the issuer's outstanding securities would be included among these factors. Doubts surrounding such
an issuer's ability to meet its obligations could     adversely
   affect     the values of other    tax-exempt securities     as
well.

DIVERSIFICATION AND CONCENTRATION POLICIES

   Under     the Investment Company Act of 1940   and the
Internal Revenue Code of 1986, funds may generally     invest
   up to 25%     of its total assets in the securities of any one
issuer   , and each of the Arizona, Florida and New Jersey funds,
may generally     invest up to 25% of its total assets in the
securities of    each of any two issuers. Otherwise, each     of
the    funds may not     invest    more than 5%     of its assets
in the securities of    any one issuer.

Because of these limitations and the relatively small number of issuers of tax-exempt securities available to each fund, each fund is more likely to invest a higher percentage of its assets
in the securities of     a single issuer than         an
investment company    that     invests in    a broad range of
tax-exempt     securities.  This practice involves an increased
risk of loss to    a fund     if the issuer    were     unable to
make interest or principal payments or if the market value of
   these     securities were to decline.

NO    FUND     WILL INVEST MORE THAN 25% OF ITS TOTAL ASSETS IN
ANY ONE INDUSTRY.  Governmental issuers of    tax-exempt
securities     are not considered part of any "industry."
However,    for this purpose (and for diversification purposes
discussed above) tax-exempt securities     backed only by the
assets and revenues of nongovernmental users may         be
deemed to be issued by such nongovernmental users. Thus, the 25%
limitation would apply to    these     obligations.

It is         possible that a    fund     may invest more than
25% of its assets in a broader segment of the market for    tax-
exempt securities    , such as revenue obligations of hospitals
and other health care facilities, housing revenue obligations, or airport revenue obligations. This would be the case only if Putnam Management determined that the yields available from obligations in a particular segment of the market justified the additional risks associated with such concentration.

    Although    these     obligations could be supported by the
credit of governmental    issuers     or by the credit of
nongovernmental    issuers     engaged in a number of industries,
economic, business, political and other developments generally
affecting the revenues of    their     issuers    may have a
general adverse effect on all tax-exempt securities in a market
segment. (Examples would include     proposed legislation or
pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products.)

Each    fund     reserves the right to invest more than 25% of
its assets in industrial development    bonds     and private
activity    securities    .

   INVESTMENTS IN PREMIUM SECURITIES

During a period of declining interest rates, many of each fund's portfolio investments will likely bear coupon rates that are higher than current market rates, regardless of whether these securities were originally purchased at a premium. These securities would generally carry market values greater than the principal amounts payable on maturity, which would be reflected in the net asset value of a fund's shares.

The values of these "premium" securities tend to approach the principal amount as the securities approach maturity (or call price in the case of securities approaching their first call date). As a result, an investor who purchases shares of a fund during these periods would initially receive higher monthly distributions (derived from the higher coupon rates payable on that fund's investments) than might be available from alternative investments bearing current market interest rates. But the investor may face an increased risk of capital loss as these higher coupon securities approach maturity (or first call date). In evaluating the potential performance of an investment in a fund, investors may find it useful to compare that fund's current dividend rate with that fund's "yield," which is computed on a yield-to-maturity basis in accordance with SEC regulations and which reflects amortization of market premiums. See "How performance is shown."

PORTFOLIO TURNOVER

The length of time a    fund     has held a particular security
is not generally a consideration in investment decisions.  A
change in the securities held by a    fund     is known as
"portfolio turnover."  As a result of a    fund's     investment
policies, under certain market conditions a    fund's
portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to a
   fund    , including brokerage commissions or dealer
   markups     and other transaction costs on the sale of
securities and reinvestment in other securities.     These
transactions may result in realization of taxable capital gains.
Portfolio turnover rates for the life of    each fund are
shown in the section "Financial highlights."

FINANCIAL FUTURES AND         OPTIONS

   EACH FUND MAY PURCHASE AND SELL FINANCIAL FUTURES CONTRACTS
FOR HEDGING PURPOSES.

        Futures contracts on    the     Municipal Bond Index are
traded on the Chicago Board of Trade. This    index     is
intended to represent a numerical measure of market performance for long-term tax-exempt bonds. An "index future" is a contract to buy or sell units of a particular securities index at an agreed price on a specified future date. Depending on the change
in value of the index between the time    a fund     enters into
and terminates an index futures contract, that    fund
realizes a gain or loss. A    fund     may purchase and sell
futures contracts on the    index     (or any other tax   -
    exempt bond index approved for trading by the Commodity Futures Trading Commission) to hedge against general changes in
market values of    tax-exempt securities that such fund     owns
or expects to purchase.  Each    fund     may also purchase and
sell put and call options on index futures or on the
   indexes     directly, in addition to or as an alternative to
purchasing and selling index futures.

   For     hedging purposes,    each fund may also     purchase
and sell futures contracts and related options    on     U.S.
Treasury securities, including U.S. Treasury bills, notes and
bonds ("U.S.    government securities")     and options directly
on U.S.    government securities.  U.S. government securities
futures and options would be used    for purposes     similar to
        index futures and options.

   In addition, to the extent consistant with its investment restrictions, each fund may purchase put and call options on, or warrants to purchase tax-exempt securities, either directly or through custodial arrangements in which the funds and other investors own an interest in one or more options on tax-exempt securities.

THE USE OF FUTURES AND         OPTIONS INVOLVES CERTAIN SPECIAL
RISKS AND MAY RESULT IN REALIZATION OF TAXABLE INCOME OR CAPITAL
GAINS.  FUTURES AND OPTIONS TRANSACTIONS INVOLVE COSTS AND MAY
RESULT IN LOSSES.

    Certain risks arise    from     the possibility of imperfect
correlations between movements in the prices of financial futures and related options and movements in the prices of the underlying
bond index or U.S.    government securities     or of the
   tax-exempt securities that     are the subject of the hedge.
The successful use of futures and options further depends on Putnam Management's ability to forecast interest rate movements correctly.

    Other risks arise from    the     potential inability to
close out          futures or         options positions   .
There     can be no assurance that a liquid secondary market will
exist for any futures contract or option at a particular time. Certain provisions of the Internal Revenue Code and certain
regulatory requirements may limit    the use of     futures and
options transactions.

A MORE DETAILED EXPLANATION OF FINANCIAL FUTURES AND OPTIONS
TRANSACTIONS AND THE RISKS ASSOCIATED WITH THEM IS INCLUDED IN THE
   SAI    .

OTHER INVESTMENT PRACTICES

EACH    FUND     MAY ALSO ENGAGE         IN THE FOLLOWING
INVESTMENT PRACTICES,    EACH     OF WHICH MAY RESULT IN
TAXABLE INCOME OR CAPITAL GAINS AND         INVOLVES CERTAIN
SPECIAL RISKS.  THE    SAI     CONTAINS MORE DETAILED INFORMATION
ABOUT THESE PRACTICES, INCLUDING LIMITATIONS DESIGNED TO REDUCE
THESE RISKS.

REPURCHASE AGREEMENTS AND FORWARD COMMITMENTS.  Each    fund
may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times.
Each    fund     may also purchase securities for future
delivery, which may increase its overall investment exposure and
   involves     a risk of loss if the value of the securities
declines prior to the settlement date. These transactions involve
some risk to a    fund     if the other party should default on
its obligation and that    fund     is delayed or prevented from
recovering the collateral or completing the transaction.

   DERIVATIVES

Certain of the instruments in which a fund will invest, such as futures contract, options and inverse floating obligations, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

LIMITING INVESTMENT RISK

Specific investment restrictions help each    fund     limit
investment risks for its shareholders.  These restrictions
prohibit a    fund       from investing more than:

    (a) (For the Massachusetts, Michigan, Minnesota, Ohio funds with respect to 100% of total assets, for the Pennsylvania fund with respect to 75% of total assets and for Arizona, Florida and New Jersey with respect to 50% of total assets) 5% of total assets in the securities of any one issuer (other than obligations of the U.S. government or its agencies or
instrumentalities, and    for the Massachusetts, Michigan,
Minnesota and Ohio funds,  tax-exempt securities);    *

    (b) 5% of its net assets in securities of any    issuer
if the    party     responsible for payment, together with any
predecessors,    has     been in operation for less than three
consecutive years (except obligations of the U.S. government,
   or     its agencies    or     instrumentalities and
obligations backed by the         faith, credit and taxing power
of any person authorized to issue    tax-exempt securities)    ;


    (c) 15% of its net assets in securities restricted as to
resale, excluding         securities that have been determined by
the    Trustees (or     the person designated by them to make
such determinations) to be readily marketable;*

    (d) 25% of         total assets in any one industry (other
than    tax-exempt securities     backed by    the
governmental issuers and obligations of the U.S. government, its
agencies or instrumentalities);*    and

(e) 15% of its net assets in securities that are not readily marketable, securities restricted as to resale (excluding
securities determined by the    Trustees (or     the person
designated by    them     to make such determinations) to be
readily marketable), and repurchase agreements maturing in more than seven days.

Restrictions marked with an asterisk (*) above are summaries of
fundamental investment policies.  See the    SAI     for the full
text of these policies and the    funds'     other fundamental
investment policies.  Except for investment policies designated
as fundamental in this    prospectus     or the    SAI    , and
the policy that under normal market conditions at least 80% of
each    fund's     net assets will be invested in    tax-exempt
securities     (other than securities which may be subject to
federal alternative minimum tax), the investment policies
described in this    prospectus     and in the    SAI     are not
fundamental investment policies. The Trustees may change any non-fundamental investment policies without shareholder approval. As a matter of policy, the Trustees would not materially change a
   fund's     investment objective without shareholder approval.

HOW PERFORMANCE IS SHOWN

EACH    FUND'S     INVESTMENT PERFORMANCE MAY FROM TIME TO TIME
BE INCLUDED IN ADVERTISEMENTS ABOUT    THAT FUND    .  "Yield"
for each class of shares is calculated by dividing the annualized
net investment income per share         during a recent 30-day
period by the maximum public offering price per share of
   the     class on the last day of that period.

    For    purposes of calculating yield    , net investment
income is calculated in accordance with SEC regulations and may differ from net investment income as determined for financial reporting purposes. SEC regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current
market value of fixed         income securities.  The current
dividend rate is based on net investment income as determined for
   tax     purposes, which may not reflect amortization in the
same manner.  See "How    the funds pursue their     objectives
       -- Investments in premium securities."

    Yield    is based on the price of the shares, including
the maximum initial sales charge in the case of    class     A
and    class     M shares, but does not reflect         any
contingent deferred sales charge in the case of class B shares. "Tax-equivalent" yield for each class of shares shows the effect on performance of the tax-exempt status of distributions received from each fund . It reflects the approximate yield that a taxable investment must earn for shareholders at stated income levels to produce an after-tax
yield equivalent to a    class's     tax-exempt yield.

"Total return" for the one-, five- and ten-year periods
(or        for the life of a class, if shorter) through the most
recent calendar quarter represents the average annual compounded
rate of return on an investment of $1,000 in a    fund
invested at the maximum public offering price (in the case of
   class     A and    class     M shares) or reflecting the
deduction of any applicable contingent deferred sales charge (in
the case of    class     B shares).  Total return may also be
presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent
deferred sales charge would be reduced if    the     sales charge
were used.

ALL DATA    ARE     BASED ON         PAST INVESTMENT RESULTS AND
   DO     NOT PREDICT FUTURE PERFORMANCE.

    Investment performance, which will vary, is based on many factors, including market conditions, the composition of a
   fund's     portfolio, a    fund's     operating expenses and
which class of shares    the investor purchases    .  Investment
performance also often reflects the risks associated with a
   fund's     investment objective and policies.  These factors
should be considered when comparing a    fund's     investment
results    with     those of other mutual funds and other
investment vehicles.

    Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the
limitation had not been in effect. Each    fund's     performance
may be compared to    that of     various    indexes.      See
the    SAI    .

HOW THE FUNDS ARE MANAGED

THE TRUSTEES OF EACH    FUND     ARE RESPONSIBLE FOR GENERALLY
OVERSEEING THE CONDUCT OF THAT    FUND'S     BUSINESS. Subject to
such policies as the Trustees of each    fund     may determine,
Putnam Management furnishes a continuing investment program for
each    fund     and makes investment decisions on its behalf.
Subject to the control of the Trustees, Putnam Management also
manages each    fund's     other affairs and business.

   Each fund pays Putnam Management a quarterly fee for these services based on that fund's average net assets. See "Expenses summary" and the SAI.

The following officers     of Putnam Management    , have had
primary responsibility     for the day-to-day management of the
   indicated funds' portfolios since the year stated below:

                                  Business experience
                     Year         (at least 5 years)
                     -------      -----------------

Howard K. Manning                 Employed as an investment
Senior Vice President                     professional     by Putnam
                                  Management
     Arizona fund    1995         since 1986.
  Michigan fund      1983
  Minnesota fund     1983

Triet Nguyen                      Employed as an investment
Senior Vice President                  professional by Putnam
                                  Management
  Massachusetts fund 1990         since 1985.
  New Jersey fund    1995

Richard P. Wyke                   Employed as an investment
Senior Vice President                  professional by Putnam
                                  Management
  Florida fund       1990         since 1987.
  Ohio fund          1995
  Pennsylvania fund  1990

Leslie J. Burke                   Employed as an investment
Vice President                    professional by Putnam
  New Jersey fund    1995         Management since 1992. Prior
                                  to 1992, Ms. Burke was a
                                  Research Associate and
                                  Municipal Bond Trader at
                                  Fidelity Management and
                                  Research Company.

James M. Prusko                   Employed as an investment
Assistant Vice President               professional by Putnam
  Ohio fund          1995         Management since 1992. Prior
                                  to 1992, Mr. Prusko was a
                                  Sales and Trading Associate at
                                  Salomon Brothers.

Each    fund     pays all expenses not assumed by Putnam
Management, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses and
payments under its    distribution plans     (which are in turn
allocated to the relevant class of shares).  Each    fund
also reimburses Putnam Management for the compensation and
related expenses of certain officers of that    fund     and
their staff who provide administrative services to that
   fund    .  The total reimbursement is determined annually by
the Trustees.

Putnam Management places all orders for purchases and sales of a
   fund's     securities.  In selecting broker-dealers, Putnam
Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider
sales of shares of a    fund     (and, if permitted by law, of
the other Putnam funds) as a factor in the selection of broker-dealers.

ORGANIZATION AND HISTORY

Each    fund     is a separate Massachusetts business
trust       .
   Putnam Arizona Tax Exempt Income Fund was organized on November 9, 1990. Putnam Florida Tax Exempt Income Fund was
organized on June 27, 1990.     Putnam Massachusetts Tax
   Exempt Income Fund, which prior to October 1, 1995 was known
as Putnam Massachusetts Tax Exempt     Income Fund II was
organized on March 7, 1986.  Each of Putnam Michigan Tax
   Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund and Putnam Ohio Tax Exempt Income Fund, which prior to October 1,
1995 were known as Putnam Michigan Tax Exempt     Income Fund II,
Putnam Minnesota Tax    Exempt     Income Fund II and Putnam Ohio
Tax    Exempt     Income Fund II    , respectively, were
organized on September 2, 1986.    Putnam New Jersey Tax-Exempt
Income Fund was organized on November 17, 1989. Putnam Pennsylvania Tax Exempt Income Fund was organized on April 20,
1989.     A copy of each    fund's     Agreement and Declaration
of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

Each    of the Massachusetts, Michigan, Minnesota, Ohio and
Pennsylvania funds are     open-end, diversified management
investment    companies and each of the Arizona, Florida and New
Jersey funds are open-end, non-diversified management investment
companies. Each fund has     an unlimited number of authorized
shares of beneficial interest. Shares of each    fund
may   be divided     without shareholder approval        into two
or more series of         shares representing separate investment
portfolios.

    Any such series of shares may be         divided
without shareholder approval        into two or more classes of
shares having such preferences and special or relative rights and
privileges as the Trustees determine.  Each    fund's     shares
are currently divided into three classes.    Only the funds'
class A, B and M shares are offered by this prospectus. Each fund may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a
single class except when    otherwise     required by law or as
determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if a
   fund     were liquidated, would receive the net assets of that
   fund.      A    fund     may suspend the sale of shares at any
time and may refuse any order to purchase shares.  Although none
of the    funds     is required to hold annual meetings of its
shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as
provided in each    fund's     Agreement and Declaration of
Trust.

Although each    fund     is offering only its own shares in this
   prospectus    , it is possible that a    fund     might become
liable for any misstatement in the    prospectus     about
another    fund    .  The Trustees of each    fund     have
considered this factor in approving the use of a single prospectus.

If you own fewer shares than a minimum amount set by the Trustees
(presently 20 shares), a    fund     may choose to redeem your
shares        .   You will receive at least 30 days' written
notice before a    fund     redeems your shares, and you may
purchase additional shares at any time to avoid a redemption.  A
   fund     may also redeem shares if you own shares above a
maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

THE    FUNDS'     TRUSTEES:  GEORGE PUTNAM,* CHAIRMAN.  President
of the Putnam funds. Chairman and Director of Putnam Management and Putnam Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; WILLIAM F. POUNDS, VICE CHAIRMAN. Professor of Management, Alfred P. Sloan School of
Management,    Massachusetts Institute of Technology    ; JAMESON
ADKINS BAXTER, President, Baxter Associates, Inc.; HANS H. ESTIN, Vice Chairman, North American Management Corp.; JOHN A. HILL, Principal and Managing Director, First Reserve Corporation;
ELIZABETH T. KENNAN, President    Emeritus and Professor    ,
Mount Holyoke College; LAWRENCE J. LASSER,* Vice President of the Putnam funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.; ROBERT E. PATTERSON, Executive Vice President, Cabot Partners Limited Partnership; DONALD S.
PERKINS,*         Director of various corporations, including
AT&T   , Kmart Corporation     and Time Warner Inc.; GEORGE
PUTNAM, III,* President, New Generation Research, Inc.   ; ELI
SHAPIRO, Alfred P. Sloan Professor of Management, Emeritus, Alfred P. Sloan School of Management, Massachusetts Institute of
Technology    ; A.J.C. SMITH,* Chairman, Chief Executive Officer
and Director, Marsh & McLennan Companies, Inc.; and W. NICHOLAS THORNDIKE, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Massachusetts General Hospital and Eastern Utilities Associates.
The    funds'     Trustees are also Trustees of the other Putnam
funds.  Those marked with an asterisk (*) are or may be deemed to
be "interested persons" of the    funds    , Putnam Management or
Putnam Mutual Funds.

ABOUT YOUR INVESTMENT

ALTERNATIVE SALES ARRANGEMENTS

This    prospectus     offers investors three classes of shares
   that     bear sales charges in different forms and amounts and
   that     bear different levels of expenses:

CLASS A SHARES.  An investor who purchases    class     A shares
pays a sales charge at the time of purchase.  As a result,
   class     A shares are not subject to any charges when they
are redeemed   ,     except for sales at net asset value in
excess of $1 million    that     are subject to a contingent
deferred sales charge   ("CDSC")    .  Certain purchases of
   class     A shares qualify for reduced sales charges.  Class A
shares         bear a    lower     12b-1 fee    than class B and
class M     shares.  See "How to buy shares -   -     Class A
shares       "    and "Distribution plans."

CLASS B SHARES.  Class B shares are sold without an initial sales
charge, but are subject to a    CDSC     if redeemed within    a
specified period after purchase    .  Class B shares also bear a
higher 12b-1 fee than    class A and class M     shares.  Class B
shares         automatically convert into    class     A shares,
based on relative net asset    value    , approximately eight
years after purchase.     For more information about the
conversion of class B shares, see the SAI. This discussion will include information about how shares acquired through reinvestment of distributions are treated for conversion purposes. The discussion will also note certain circumstances
under which a conversion may not occur.      Class B shares
provide an investor the benefit of putting all of the investor's
dollars to work from the time the investment is made   .  Until
conversion, class B shares     will have a higher expense ratio
and pay lower dividends than    class     A    and class M
shares    because of     the higher 12b-1 fee.  See "How to buy
shares -   -     Class B shares       "    and "Distribution
plans."

CLASS M SHARES.  An investor who purchases    class     M shares
pays a sales charge at the time of purchase    that     is lower
than the sales charge applicable to    class     A shares.
        Certain purchases of    class     M shares qualify for
reduced sales charges.  Class M shares         bear a 12b-1 fee
   that is lower than class B shares but higher than class A
shares.      Class M    shares are not subject to any CDSC and do
not convert into any other class of     shares.  See "How to buy
shares -- Class M shares       "    and "Distribution plans."

WHICH ARRANGEMENT IS    BEST     FOR YOU?  The decision as to
which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider
   class     A or    class     M shares.  Investors who prefer
not to pay an initial sales charge might consider    class     B
shares.  Orders for    class     B shares for $250,000 or more
will be treated as orders for    class     A shares or declined.
For more information about these sales arrangements, consult your
investment dealer or Putnam Investor Services.          Shares
may only be exchanged for shares of the same class of another Putnam fund. See "How to exchange shares."

HOW TO BUY SHARES

You can open a    fund     account with as little as $500 and
make additional investments at any time with as little as $50.
You can buy    fund     shares three ways - through most
investment dealers, through Putnam Mutual Funds (at 1-800-225-
1581), or through a systematic investment plan. If you do not have a dealer, Putnam Mutual Funds can refer you to one.

BUYING SHARES THROUGH PUTNAM MUTUAL FUNDS.  Complete an order
form and    write     a check    for the amount you wish to
invest,     payable to the    fund.  Return the completed form
and check     to Putnam Mutual Funds, which will act as your
agent in purchasing shares through your designated investment dealer.

BUYING SHARES THROUGH SYSTEMATIC INVESTING. You can make regular investments of $25 or more per month through automatic deductions from your bank checking account. Application forms are available from your investment dealer or through Putnam Investor Services.

Shares are sold at the public offering price based on the net asset value next determined after Putnam Investor Services receives your order. In most cases, in order to receive that
day's    public     offering price, Putnam Investor Services must
receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

CLASS A SHARES

The public offering price  of    class     A shares is the net
asset value plus a sales charge   that     varies depending on
the size of your purchase    .  The relevant fund receives the
net asset value.  The sales charge     is allocated between your
investment dealer and Putnam Mutual Funds   as shown in the
following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.


                                    SALES CHARGE   AMOUNT OF
                     AS A PERCENTAGE OF    :    SALES    CHARGE
                      ------------------   -    REALLOWED    TO
                                   NET         DEALERS    AS
A
AMOUNT OF TRANSACTION           AMOUNT  OFFERING         PERCENTAGE OF
AT OFFERING PRICE    ($)      INVESTED     PRICEOFFERING PRICE
-----------------------------------------------------------------
   Under            25,000
4.99%                            4.75%     4.50%
         25,000 but    under     100,000    4.71
4.50                              4.25
100,000 but    under     250,000  3.90      3.75            3.50
250,000 but    under     500,000  3.09      3.00            2.75
500,000 but    under     1,000,0002.04      2.00            1.85

        There is no initial sales charge on purchases of
   class     A shares of $1 million or more.  However, a
   CDSC     of 1.00% or 0.50%, respectively,    will be
imposed    if you redeem these     shares within the first or
second year after purchase, based on the lower of the shares' cost and current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

   Shares     purchased by certain investors investing $1 million
or more     who     have made arrangements with Putnam Mutual
Funds and whose dealer of record waived the commission as described below are not subject to the CDSC. In determining
whether a CDSC is payable, a    fund     will first redeem shares
not subject to any charge.  Putnam Mutual Funds receives the
entire amount of any CDSC you pay.  See the    SAI     for more
information about the CDSC.

        Putnam Mutual Funds pays investment dealers of record
commissions on sales of    class     A shares of $1 million or
more based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for
these purposes will begin with the first         net asset value
   purchase     following the end of the prior period.  Such
commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

CLASS B SHARES

Class B shares are sold without an initial sales charge, although
a CDSC will be imposed if you redeem shares within    a specified
period after     purchase   , as shown in the table below    .
The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and
    (ii) shares otherwise exempt from the CDSC, as described in
"How to buy shares --General" below.   For other shares, the
amount of the charge is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed.


    YEAR 1       2        3       4        5       6     7+
-------------------------------------------------------------
CHARGE  5%      4%       3%      3%       2%      1%     0%

In determining whether a CDSC is payable on any redemption, a fund will first redeem shares not subject to any charge, and then shares held longest during the CDSC period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. For information on how sales charges are calculated if you exchange your shares, see "How to exchange shares." Putnam Mutual Funds receives the entire amount of any CDSC you pay.

CLASS M SHARES

The public offering price of class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The relevant fund receives the net asset value. The sales charge is allocated between your investment dealer and
Putnam Mutual Funds as shown in     the following table   ,
except when Putnam Mutual Funds, at its discretion, allocates the entire amount to your investment dealer.

                                SALES    CHARGE    AMOUNT OF
                            AS A    PERCENTAGE OF:     SALES
CHARGE
                               ------------------- REALLOWED
TO
                                   NET             DEALERS AS A
AMOUNT OF TRANSACTION          AMOUNT  OFFERING    PERCENTAGE OF
AT OFFERING PRICE ($)         INVESTED   PRICE       OFFERING
PRICE
-----------------------------------------------------------------
    Under     50,000             3.36%    3.25%       3.00%
         50,000 but    under     100,000  2.30        2.25
                                  2.00
100,000 but    under     250,000 1.52     1.50        1.25
250,000 but    under     500,000 1.01     1.00        1.00
500,000 and above

       NONE                 NONE       NONE

GENERAL

YOU MAY BE ELIGIBLE TO BUY    CLASS     A SHARES AND    CLASS
M SHARES AT REDUCED SALES CHARGES.

    Consult your investment dealer or Putnam Mutual Funds for
details about Putnam's    combined purchase privilege, cumulative
quantity discount, statement of intention, group sales plan,
employee benefit plans,     and other plans.  Descriptions are
also included in the order form and in the    SAI    .

    In addition, sales charges will not apply to    class     M
shares purchased with redemption proceeds received within the
prior    90     days from non-Putnam mutual funds on which the
investor paid a front-end or contingent deferred sales charge.

Each    fund     may sell    class     A,    class     B and
   class     M shares at net asset value without an initial sales
charge or a CDSC to    a fund's     current and retired Trustees
(and their families), current and retired employees (and their families) of Putnam Management and affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with Putnam Mutual Funds, employees (and their families) of financial institutions having sales agreements with Putnam Mutual Funds (or otherwise having an arrangement with a broker-dealer or financial institution with
respect to sales of    fund     shares), financial institution
trust departments investing an aggregate of $1 million or more in Putnam funds, clients of certain administrators of tax-qualified plans, employee benefit plans of companies with more than 750 employees, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in Putnam funds, "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to certain standards established by Putnam Mutual Funds, and investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by the closed-end fund.

    In addition,    each fund     may sell shares at net asset
value without an initial sales charge or a CDSC in connection
with the acquisition by    that fund     of assets of an
investment company or personal holding company, and the CDSC will be waived on redemptions of shares arising out of death or disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of class B shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. Each fund may sell class M shares at net asset value to members of qualified groups. See
the    SAI    .

Shareholders of other Putnam funds may be entitled to exchange their shares for, or reinvest distributions from their funds in,
shares of    the funds     at net asset value.

If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise a
   fund     may delay payment until the purchase price of those
shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date.

To eliminate the need for safekeeping, a    fund     will not
issue  certificates for your shares unless you request them.
Putnam Mutual Funds    will from time to time    , at its
expense, provide additional promotional incentives or payments to
dealers that sell shares of the Putnam funds.     These
incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of
a business nature.      In some instances, these incentives or
payments may be offered only to certain dealers who have sold or may sell significant amounts of shares. Certain dealers may not sell all classes of shares.

DISTRIBUTION PLANS

CLASS A    DISTRIBUTION PLAN.      The    class     A
   plans     provide for payments by    each fund     to Putnam
Mutual Funds at the annual rate of up to 0.35% of         average
net assets attributable to    class     A shares.  The Trustees
currently limit payments under    each class     A    plan     to
the annual rate of 0.20% of such assets.

   Putnam Mutual Funds makes quarterly     payments    to
qualifying             dealers (including, for this purpose,
certain financial institutions)    to compensate them     for
services provided in connection with sales of    class     A
shares         and the maintenance of shareholder accounts   .
The     payments    are     based on the average net asset value
of    class     A shares         attributable to shareholders for
whom the dealers are designated as the dealer of record.

    This calculation excludes until one year after purchase
shares purchased at net asset value   , known as "NAV
shares,"     by shareholders investing $1 million or more    .
NAV     shares    are not subject to the one-year exclusion
provision in cases where     certain    shareholders who
invested     $1 million or more         have made arrangements
with Putnam Mutual Funds and    the     dealer of record waived
the sales commission.

        Putnam Mutual Funds makes    quarterly     payments at
the annual rate of 0.15% of    such     average net asset value
   for class     A shares outstanding as of March    5, 1993 for
the Arizona fund, July 8, 1993 for the Florida and Pennsylvania
funds, March     9, 1992         for the Michigan, Minnesota and
Ohio    funds,     May 11, 1992         for the Massachusetts
   fund and December 31, 1992 for the New Jersey fund,     and
0.20% of    such     average net asset value    for     shares
acquired after such dates (including    class     A shares
acquired through reinvestment of distributions.)

   CLASS B AND CLASS M DISTRIBUTION PLANS.  The class B and class
M plans provide for     payments    by each fund     to
Putnam Mutual Funds         at the annual rate of         up to
1.00% of         average net assets attributable to    class
B shares and    class     M shares, as the case may be.   The
Trustees currently limit payments under the    class     B
        and    class     M    plans     to the annual
   rates     of 0.85% and    50%     of such assets   ,
respectively.

Although class B shares are sold without an initial sales charge, Putnam Mutual Funds pays a sales commission equal to 4.00% of the amount invested (including a prepaid service fee of 0.20% of the amount invested) to dealers who sell class B shares. These commissions are not paid on exchanges from other
Putnam funds    or on     sales to investors exempt from the
CDSC.

    The amount paid to dealers at the time of the sale of
   class     M shares is set forth above under "How to buy shares
-- Class M shares.    "    In addition,         to further
compensate dealers (including   qualifying     financial
institutions) for services provided in connection with sales of
   class     B shares and    class     M shares and the
maintenance of shareholder accounts, Putnam Mutual Funds makes
quarterly payments to qualifying dealers   .

The payments are     based on the average net asset value of
   class     B shares and    class     M shares
attributable to shareholders for whom the dealers are designated as the dealer of record ,except for the first year's service fees
   for class B shares    , which are prepaid as described above.
Putnam Mutual Funds makes    the     payments at an annual rate
of 0.20% of such average net asset value of    class     B shares
and    class     M shares, as the case may be.

    Putnam Mutual Funds also pays to dealers, as additional
compensation with respect to the sale of    class     M shares,
0.20% of such average net asset value of    class     M shares.
For    class     M shares, the total annual payment to dealers
equals 0.40% of such average net asset value.

GENERAL.   Payments under the    plans     are intended to
compensate Putnam Mutual Funds for services provided and expenses
incurred by it as principal underwriter of    fund     shares,
including the payments to dealers mentioned above.  Putnam Mutual
Funds may suspend or modify such payments to dealers.

   The     payments are also subject to the continuation of
   the     relevant    distribution plan    , the terms of
   service agreements     between dealers and Putnam Mutual
Funds, and any applicable limits imposed by the National
Association of Securities Dealers, Inc.

HOW TO SELL SHARES

You can sell your shares to your    fund     any day the New York
Stock Exchange is open, either directly to the    fund     or
through your investment dealer.  A    fund     will only redeem
shares for which it has received payment.

SELLING SHARES DIRECTLY TO YOUR    FUND    .  Send a signed
letter of instruction or stock power form to Putnam Investor Services, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset
value calculated after your    fund     receives your request in
proper form        less any applicable CDSC. In order to receive
that day's net asset value, Putnam Investor Services must receive your request before the close of regular trading on the New York Stock Exchange.

    If you sell shares of a    fund     having a net asset value
of $100,000 or more, the signatures of the registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the
   SAI     for more information about where to obtain a signature
guarantee. Stock power forms are available from your investment dealer, Putnam Investor Services and many commercial banks.

    If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, a signature guarantee is required. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

A    FUND     GENERALLY SENDS YOU PAYMENT FOR YOUR SHARES THE
BUSINESS   DAY AFTER YOUR REQUEST IS RECEIVED.  Under unusual
circumstances, a    fund     may suspend redemptions, or postpone
payment for more than seven days, as permitted by federal securities law.

You may use Putnam's Telephone Redemption Privilege to redeem shares valued up to $100,000 from your account unless you have notified Putnam Investor Services of an address change within the preceding 15 days. Unless an investor indicates otherwise on the
   account application    , Putnam Investor Services will be
authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide Putnam Investor Services with his or her account registration and address as it appears on Putnam Investor Services' records.

    Putnam Investor Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Putnam Investor Services may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult Putnam Investor Services.

    During periods of unusual market changes and shareholder activity, you may experience delays in contacting Putnam Investor
Services by telephone   .  In this event,     you may wish to
submit a written redemption request as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege is not available if you were
issued certificates for          shares    that     remain
outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

SELLING SHARES THROUGH YOUR INVESTMENT DEALER. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to Putnam Investor Services, and may charge you for its services.

HOW TO EXCHANGE SHARES

You can exchange your shares for shares of the same class of certain other Putnam funds at net asset value beginning 15 days after purchase. Not all Putnam funds offer all classes of shares. If you exchange shares subject to a CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased
the shares    . The CDSC will be computed     using the schedule
of any fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to
your class of shares.   For purposes of computing the CDSC, the
length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

To exchange your shares, simply complete an Exchange Authorization Form and send it to Putnam Investor Services.
   The form is     available    from     Putnam Investor
Services. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. Putnam Investor Services' procedures for telephonic transactions are described above under "How to sell shares." The Telephone Exchange Privilege is not
available if you were issued certificates for shares    that
remain outstanding.  Ask your investment dealer or Putnam
Investor
Services for prospectuses of other Putnam funds. Shares of certain Putnam funds are not available to residents of all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Putnam Management or the Trustees
believe doing so would be in the best interests of a    fund,
the    fund     reserves the right to revise or terminate the
exchange privilege, limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law. Consult Putnam Investor
Services before requesting an exchange. See the    SAI     to
find out more about the exchange privilege.

HOW    A FUND     VALUE    ITS     SHARES

   A FUND     CALCULATES THE NET ASSET VALUE OF A SHARE OF EACH
CLASS BY DIVIDING THE TOTAL VALUE OF ITS ASSETS, LESS
LIABILITIES, BY THE NUMBER OF SHARES OUTSTANDING.  SHARES ARE
VALUED AS OF THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK
EXCHANGE EACH DAY THE    EXCHANGE     IS OPEN.

    Tax-exempt securities         are valued on the basis of
valuations provided by a pricing service approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between
securities in determining value.  Each    fund     believes that
reliable market quotations generally are not readily available for purposes of valuing its portfolio securities. As a result,
it is likely that most of the valuations provided by    a
pricing service will be based upon fair value determined on the basis of the factors listed above.

    Non-tax-exempt securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

HOW    A FUND MAKES     DISTRIBUTIONS    TO SHAREHOLDERS    ; TAX
INFORMATION

EACH    FUND     DECLARES ALL OF ITS NET INTEREST INCOME AS A
DISTRIBUTION ON EACH DAY IT IS OPEN FOR BUSINESS. Net interest income consists of interest accrued on portfolio investments of a
   fund    , less accrued expenses, computed in each case since
the most recent determination of net asset value.  Normally, a
   fund     pays distributions of net interest income monthly.  A
   fund     will distribute at least annually all net realized
capital gains, if any, after applying any available capital loss carryovers. A capital loss carryover is currently available for
   each fund    . Distributions paid by a    fund     with
respect to    class     A shares will generally be greater than
those paid with respect to    class     B and    class     M
shares because expenses attributable to    class     B and
   class     M shares will generally be higher.

You begin earning distributions on the business day    after
Putnam Mutual Funds receives payment for your shares. It is your responsibility to see that your dealer forwards payment promptly.

YOU CAN CHOOSE FROM THREE DISTRIBUTION OPTIONS:

   -Reinvest     all distributions in additional shares of your
      fund     without a sales charge;

   -Receive     distributions from net interest income in cash while
         reinvesting net capital gains distributions, if any, in
         additional shares of your    fund     without a sales charge;
or

   -   Receive     all distributions in cash.


    You can change your distribution option by notifying Putnam Investor Services in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in
additional    fund     shares (or in shares of other Putnam funds
for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs.

If a check representing a    fund     distribution is not cashed
within a specified period, Putnam Investor Services will notify you that you have the option of requesting another check or
reinvesting the distribution in your    fund     or in another
Putnam fund. If Putnam Investor Services does not receive your election, the distribution will be reinvested in that
   fund    .  Similarly, if correspondence sent by a    fund
or Putnam Investor Services is returned as "undeliverable,"
   fund     distributions will automatically be reinvested in the
   fund     or in another Putnam fund.

FEDERAL TAXES

Each    fund     intends to qualify as a "regulated investment
company" for federal income tax purposes and to meet all other
requirements         necessary for that    fund     to be
relieved of federal taxes on income and gains it distributes to
shareholders.  Each    fund     will distribute substantially all
of its ordinary income and capital gain net income on a current basis.

   Fund distributions     designated by    a fund     as "exempt-
interest dividends" are not generally subject to federal income
tax.  However, if you receive    social security     or railroad
retirement benefits, you should consult your tax adviser to
determine what effect, if any, an investment in a    fund     may
have on the taxation of your benefits.  In addition, an
investment in a    fund     may result in liability for federal
alternative minimum tax and state and local taxes, both for individual and corporate shareholders.

   Each fund     may at times purchase    tax-exempt
securities     at a discount from the price at which they were
   originally issued, especially during periods of rising
interest rates    . For federal income tax purposes, some or all
of the market discount will be included in    each fund's
ordinary income and will be taxable    to you     as such
when it is distributed to    you    .

Each    fund's     distributions other than exempt-interest
dividends will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held your shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

Early in each year    Putnam Investor Services     will notify
you of the amount and tax status of distributions paid to you for the preceding year.

STATE TAXES

GENERAL. Except as described below, to the extent not tax-exempt
under    the state     income tax    regime to which you are
subject    , your proportionate share of distributions from a
   fund's     net investment income and short-term capital gains,
if any, will be taxable as ordinary income, whether you take them
in cash or reinvest them in additional shares of that    fund
(except that distributions reinvested in shares of the Michigan
   fund     are exempt from Michigan intangibles tax).

   ARIZONA. It is the published position of the Arizona Department of Revenue that distributions by a regulated investment company are exempt from Arizona state income tax to the extent such dividends are derived from interest on obligations the interest on which is exempt from Arizona state income tax. As long as the Arizona fund qualifies as a regulated investment company, to the extent distributions by the Arizona fund are derived from interest income with respect to U.S. Treasury securities or, as described below, tax-exempt securities as defined above under "How the funds pursue their objectives-- Tax-exempt securities". Such distributions will be exempt from
Arizona state income tax.   In addition, it is the published
position of the Arizona Department of Revenue that distributions by a regulated investment company derived from certain other governmental obligations as to which federal law specifically precludes state taxation of interest received by a direct investor in such obligations are exempt from Arizona state income tax.

Some tax-exempt securities of Arizona issuers have a direct income tax exemption under Arizona law, independent of federal tax treatment. However, in most cases, interest with respect to tax-exempt securities of Arizona issuers is exempt from Arizona state income tax only so long as that interest is excluded from gross income for federal income tax purposes. Therefore, if interest with respect to tax-exempt securities of Arizona issuers held by the Arizona fund ceases to be exempt from federal income tax (or is retroactively determined to be taxable under federal law), then, unless that obligation has an independent statutory tax exemption under Arizona law, distributions by the Arizona fund derived from interest on that obligation will cease to be exempt from state income taxes (and, if interest on the obligation is determined to be taxable under federal law retroactive to any date, those distributions may be considered not to have been exempt from state income taxes from that date).

For Arizona income tax purposes, dividends by the Arizona fund, other than dividends exempt from Arizona state income tax, will be taxable as ordinary income, whether paid in cash or reinvested in additional shares. Under current Arizona income tax law, distributions of net capital gains earned by the Arizona fund are not exempt from taxation and are taxed at ordinary income tax rates.

FLORIDA. Florida does not currently impose an income tax on individuals. Thus individual shareholders of the fund will not be subject to any Florida state income tax on distributions received from the Florida fund. However, certain distributions will be taxable to corporate shareholders which are subject to Florida corporate income tax.

Florida currently imposes an "intangibles tax" at the annual rate of 0.2% on certain securities and other intangible assets owned by Florida residents. Certain types of tax-exempt securities of Florida issuers, U.S. government securities and tax-exempt securities issued by certain U.S. territories and possessions are exempt from this intangibles tax. The Florida fund has received a ruling from Florida authorities that, if on December 31 of any year the Florida fund's portfolio consists solely of such exempt assets, the Florida fund's shares will be exempt from the Florida intangibles tax payable for the following year.

In order to take advantage of the exemption from the intangibles tax in any year, the Florida fund must sell any non-exempt assets held in its portfolio and reinvest the proceeds in exempt assets prior to December 31. Transaction costs involved in restructuring the portfolio in this fashion would likely reduce the Florida fund's investment return and might exceed any increased investment return the Florida fund achieved by investing in non-exempt assets during the year.

MASSACHUSETTS.  Distributions received from    the
Massachusetts     fund     are exempt from Massachusetts personal
income tax to the extent that they are derived from interest on
   tax-exempt securities     and are designated as such.  The
   Massachusetts fund     has obtained a tax ruling which
recognizes for Massachusetts personal income tax purposes the
tax   -    exempt character of gains realized by the    fund
on the sale of certain    tax-exempt securities     when those
gains are distributed to shareholders and designated as such.

Distributions from investment income and capital gains, including exempt-interest dividends, may be subject to Massachusetts corporate excise tax.

MICHIGAN.  Distributions received from    the     Michigan
   fund     are exempt from Michigan personal income tax and
Michigan intangibles tax to the extent they are derived from
interest on    tax-exempt securities    , under the current
position of the Michigan Department of Treasury. Such distributions, if received in connection with a shareholder's business activity, may, however, be subject to Michigan single
business tax.  See the    SAI    .  For Michigan personal income
tax, intangibles tax and single business tax purposes,
   fund     distributions attributable to any source other than
interest on    tax-exempt securities     will be fully taxable.
Fund distributions may be subject to the uniform city income tax imposed by certain Michigan cities.

   MINNESOTA. The 1995 Minnesota Legislature has enacted a statement of intent that interest on obligations of Minnesota governmental units and Indian tribes be included in net income of individuals, estates and trusts for Minnesota income tax purposes if a court determines that Minnesota's exemption of such interest unlawfully discriminates against interstate commerce because interest on obligations of governmental issuers located in other states is so included. This provision applies to taxable years that begin during or after the calendar year in which any such court decision becomes final, irrespective of the date on which the obligations were issued. Putnam Management is not aware of any decision in which a court has held that a state's exemption of interest on its own bonds or those of its political subdivisions or Indian tribes, but not of interest on the bonds of other states or thier political subdivisions or Indian tribes, unlawfully discriminates against interstate commerce or otherwise contravenes the United States Constitution. However, there can be no assurance that interest on the Minnesota bonds held by the Minnesota fund would not become taxable under this Minnesota statutory provision.

        Shareholders of    the     Minnesota    fund     who are
individuals, estates or trusts will not be subject to Minnesota
personal income tax on    fund     distributions to the extent
that such distributions qualify as exempt-interest dividends and
represent interest income attributable to interest on    tax-
exempt securities    , provided that at least 95% of the
   fund's     total exempt-interest dividends are derived from
interest on obligations of the State of Minnesota and its agencies, instrumentalities and political subdivisions.

Exempt-interest dividends attributable to interest on certain private activity bonds issued after August 7, 1986 will be included in Minnesota "alternative taxable income" of individuals, estates and trusts for purposes of computing
Minnesota's alternative minimum tax.

Losses of individuals, estates and trusts that are disallowed or treated as long-term losses under current federal law by reason of the shareholder's receipt of exempt-interest dividends or capital gain dividends, respectively, are treated similarly under Minnesota law, notwithstanding, in the case of exempt-interest
dividends, that such dividends may not be fully    excludable
from Minnesota gross income.

Fund distributions are not excluded in determining the Minnesota franchise tax on corporations measured by net income or the Minnesota alternative minimum tax on corporations.

   NEW JERSEY. The New Jersey fund intends to qualify as a "qualified investment fund" under the New Jersey Gross Income Tax law except when investing for defensive purposes under certain circumstances. As long as the New Jersey fund is a qualified investment fund and to the extent its distributions are derived from interest or net gains on tax-exempt securities, such distributions will be exempt from New Jersey tax, but will be reflected in the net income tax base for purposes of computing the corporate business tax. The exemption from the New Jersey Gross Income Tax will also extend to interest or net gains on obligations of the United States, its territories and certain of its agencies and instrumentalities which pay interest free from state or local taxation under any laws of New Jersey or under the Constitution or laws of the United States. Gains resulting from the redemption or sale of shares of the New Jersey fund will also be exempt from New Jersey Gross Income Tax.

In order to be a qualified investment fund, the New Jersey fund must, as of the end of each fiscal quarter, invest at least 80% of the aggregate principal amount of its investments (excluding financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized under the regulated investment company rules under the Internal Revenue Code, and cash and cash items, which cash items shall include receivables) in the exempt obligations referred to above and have no investments other than interest bearing or discounted obligations, cash or cash items (including receivables) and financial options, futures, forward contracts or certain other similar instruments related to interest-bearing or discounted obligations or bond indexes related thereto. If the New Jersey fund fails to be a qualified investment fund, as a result of employing alternative investment strategies or otherwise, none of its distributions for the entire taxable year will qualify for tax-exempt status under New Jersey law.

For New Jersey Gross Income Tax purposes, distributions by the fund derived from income or net gains on investments other than tax-exempt securities and obligations of the United States, its territories and certain of its agencies and instrumentalities will be taxable as ordinary income, whether paid in cash or reinvested in additional shares.

OHIO.  Distributions received from    the Ohio fund with respect
to shares      are exempt from Ohio personal income tax   and
school district         municipal income taxes    in Ohio to the
extent they are properly attributable     to         interest on
obligations issued by the State of Ohio    ,     political
subdivisions    , therefor, or agencies or instrumentalities
therefor    , provided that the    Ohio fund     continues to
qualify as a regulated investment company for federal income tax purposes and that at all times at least 50% of the value of the
total assets of the    fund     consist of    securities     or
similar obligations of other states or their subdivisions. It is assumed for purposes of this discussion of Ohio taxation that these requirements are satisfied. All distributions received from
the    Ohio fund     are excluded from the net income base of the
Ohio corporation franchise tax to the extent that they    (a) are
properly attributable to interest on securities, or (b) represent
exempt-interest dividends for     federal income tax    purposes.
The Ohio fund's     shares will be included in    a shareholder's
tax base     for purposes of    computing the Ohio franchise tax
on the net worth basis.

Distributions of capital gain with respect to shares of the
   Ohio fund     will be exempt from Ohio personal income
tax   and     school district income taxes        and
municipal income taxes   in Ohio     and will be excluded from
the net income base of the Ohio corporation franchise tax, in each case to the extent that such distributions are
   properly     attributable to profit made on the sale, exchange
or other disposition by the    Ohio fund     of Ohio    state
securities.

Distributions    with respect to shares properly     attributable
to interest on obligations of the United States or of any authority, commission, or instrumentality of the United States or obligations of Puerto Rico, the Virgin Islands, or
Guam or their authorities or instrumentalities         will be
exempt from Ohio personal income tax   and     school district
income taxes        and         municipal income taxes    in
Ohio    , and are excluded from the net income base of the Ohio
corporation franchise tax   .

PENNSYLVANIA. Distributions paid by the Pennslyvania fund will not be subject to the Pennsylvania personal income tax or to the Philadelphia School District investment net income tax to the extent that the distributions are attributable to interest received by the Pennsylvania fund from its investments in tax-exempt securities and obligations of the United States, its territories and certain of its agencies and instrumentalities. Distributions by the Pennsylvania fund to a Pennsylvania resident that are attributable to other sources may be subject to the Pennsylvania personal income tax and (for residents of Philadelphia) to the Philadelphia School District investment net income tax whether paid in cash or reinvested in additional shares. Distributions paid by the Pennsylvania fund which are excludable as exempt income for federal tax purposes are not subject to the Pennsylvania corporate net income tax. For a more detailed description of Pennsylvania corporate income tax see the SAI.

Individual shareholders of the Pennslyvania fund who are subject to the personal property taxes levied by certain Pennsylvania counties, cities and school districts will be exempt from such tax on their shares of the Pennsylvania fund to the extent that the Pennsylvania fund's portfolio consists of tax-exempt securities and obligations of the United States, its territories and certain of its agencies and instrumentalities. Corporations are not subject to Pennsylvania personal property taxes.

GENERAL

The foregoing is a summary of certain federal and state income tax consequences of investing in the funds . You should consult your tax adviser to determine the precise effect of an
investment in    a fund     on your particular tax situation
(including possible liability for    federal     alternative
minimum tax and for state and local taxes).

ABOUT PUTNAM INVESTMENTS, INC.

PUTNAM MANAGEMENT HAS BEEN MANAGING MUTUAL FUNDS SINCE 1937. Putnam Mutual Funds is the principal underwriter of each
   fund     and of other Putnam funds.  Putnam Fiduciary Trust
Company is each    fund's     custodian.  Putnam Investor
Services, a division of Putnam Fiduciary Trust Company, is each
   fund's     investor servicing and transfer agent.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

APPENDIX

   SECURITY     RATINGS

The ratings services' descriptions         are    as follows    :

MOODY'S INVESTORS SERVICE, INC.:

BONDS

AAA -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and
are generally referred to as "gilt-   edged    ."  Interest
payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements
present which make the long-term    risk     appear somewhat
larger than in    the     Aaa securities.

A -- Bonds which are rated A possess many favorable investment
attributes and are to be considered as upper   -    medium   -
    grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA -- Bonds which are rated Baa are considered as medium grade
obligations   (    i.e., they are neither highly protected nor
poorly secured   )    .  Interest payments and principal security
appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA -- Bonds which are rated Ba are judged to have speculative
elements; their future cannot be considered as well   -
    assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans bearing the MIG 1 designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG 2 designation are of high quality, with margins of protection ample although not so large as in the preceding group.

STANDARD & POOR'S        :

BONDS

AAA -- Debt rated    `AAA'     has the highest rating assigned by
Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated    `AA'     has a very strong capacity to pay
interest and repay principal and differs from the highest rated issues only in small degree.

A -- Debt rated    `A'     has a strong capacity to pay interest
and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated    `BBB'     is regarded as having an adequate
capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB -- Debt rated    `BB'     is regarded, on balance, as
predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RATINGS OF CORPORATE OBLIGATIONS

The Moody's corporate obligations ratings of Aaa, Aa, A and Baa and the Standard & Poor's corporate obligations ratings of AAA, AA, A and BBB do not differ materially from those set forth above for tax-exempt securities.

   COMMERCIAL PAPER

   A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated`A-1'.

GLOSSARY OF TERMS


BOND          An IOU issued by a government or corporation that
              usually pays interest.
-----------------------------------------------------------------
CAPITAL       A profit or loss on the sale of securities (stocks
GAIN/LOSS     or bonds).
-----------------------------------------------------------------
CLASS A, B,   Types of shares, each class offering investors a
              M shares different choice about how to pay sales
              charges and distribution fees. A fund's prospectus
              explains the availability and attributes of each
              type.
-----------------------------------------------------------------
COMMON        A unit of ownership of a corporation.
STOCK
-----------------------------------------------------------------
DISTRIBUTION  A payment from a mutual fund to shareholders. It may  include interest from bonds and dividends from
              stocks    (dividend distributions). It may also
              include profits from     the sale of securities from
              the fund's portfolio (capital      gains
              distributions).
-----------------------------------------------------------------
NET ASSET     The basic value of one share of a mutual fund
VALUE (NAV)   without   regard to sales charges. Some bond funds
              aim for a                steady NAV, representing stability; most
              stock funds              work to raise NAV, representing growth
              in the value of          an investment.
-----------------------------------------------------------------
PUBLIC             The purchase price of one class A share or class M
OFFERING      share     of a mutual fund, including the applicable
PRICE (POP)   up-front sales           charge.
-----------------------------------------------------------------
TOTAL RETURN  A measure of performance showing change in the
              value     of an investment over a given period,
              assuming all earnings are invested back into the
              fund.
-----------------------------------------------------------------
YIELD              The percentage rate at which a fund's portfolio
              earns     income from its investments    .

MAKE THE MOST OF YOUR PUTNAM PRIVILEGES

As a Putnam mutual fund shareholder, you have access to a number of services that can help you build a more effective and flexible financial program. Here are some of the ways you can use these privileges to make the most of your Putnam mutual fund investment.

SYSTEMATIC INVESTMENT PLAN

Invest as much as you wish ($25 or more) on any    business
day of the month except for the 29th, 30th, or 31st. The amount will be automatically transferred from your checking or savings account.

SYSTEMATIC WITHDRAWAL

Make regular withdrawals of $50 or more monthly, quarterly, or semiannually from an account valued at $10,000 or more. You may
establish your withdrawal on any    business     day of the month
except for the 29th, 30th, or 31st.

SYSTEMATIC EXCHANGE

Transfer assets automatically from one Putnam account to another on a regular, prearranged basis. There is no additional charge for this service.

FREE EXCHANGE PRIVILEGE

Exchange money between Putnam funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000.

DIVIDENDS PLUS

Diversify your portfolio by investing dividends and other distributions from one Putnam fund automatically into another at net asset value.

STATEMENT OF INTENTION

To reduce a front-end sales charge, you agree to invest a minimum dollar amount over 13 months. Depending on your fund, the minimum is $25,000, $50,000, or $100,000. Whenever you make an investment under this arrangement, you or your investment advisor should notify Putnam that a Statement of Intention is in effect.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange and systematic withdrawal or exchange. These privileges are subject to change or termination.

For more information about any of these services and privileges, call your investment advisor or a Putnam customer service
representative toll   -    free at 1-800-225-1581.

PUTNAM FAMILY OF FUNDS

PUTNAM GROWTH FUNDS

Putnam Asia Pacific Growth Fund
Putnam Diversified Equity Trust
Putnam Europe Growth Fund
Putnam Global Growth Fund
Putnam Health Sciences Trust
   Putnam International New Opportunities Fund
Putnam Investors Fund
Putnam Natural Resources Fund
Putnam New Opportunities Fund
Putnam OTC Emerging Growth Fund
Putnam Overseas Growth Fund
Putnam Vista Fund
Putnam Voyager Fund
   Putnam Voyager Fund II*

PUTNAM GROWTH AND INCOME FUNDS

   Putnam Balanced Retirement Fund
Putnam Convertible Income-Growth Trust
        Putnam Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
Putnam Growth    and     Income Fund II
        Putnam Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

Putnam Adjustable Rate U.S. Government Fund
Putnam American Government Income Fund
        Putnam Diversified Income Trust
Putnam Federal Income Trust
Putnam Global Governmental Income Trust
Putnam High Yield Advantage Fund
Putnam High Yield Trust
Putnam Income Fund
   Putnam Intermediate U.S. Government Fund
Putnam Preferred Income Fund
Putnam U.S. Government Income Trust

PUTNAM TAX-FREE INCOME FUNDS

Putnam Intermediate Tax Exempt Fund
Putnam Municipal Income Fund
Putnam Tax Exempt Income Fund
Putnam Tax-Free High Yield Fund
Putnam Tax-Free Insured Fund
Putnam State tax   -    free income funds+
Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio, and Pennsylvania

LIFESTAGE(SM) FUNDS
Putnam Asset Allocation Funds -- three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments seeking to help maximize your return and reduce your risk.
THE THREE PORTFOLIOS:
Balanced Portfolio
Conservative Portfolio
Growth Portfolio


PUTNAM MONEY MARKET FUNDS
Putnam Money Market Fund
Putnam California Tax Exempt Money Market Fund
Putnam New York Tax Exempt Money Market Fund
Putnam Tax Exempt Money Market Fund

*Formerly Putnam    Growth Fund
+Not available in all states.

Please call your financial advisor or Putnam to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Read it carefully before you invest or send money.

   PUTNAM ARIZONA TAX EXEMPT INCOME FUND
PUTNAM FLORIDA TAX EXEMPT INCOME FUND
PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND
PUTNAM MICHIGAN TAX EXEMPT INCOME FUND
PUTNAM MINNESOTA TAX EXEMPT INCOME FUND
   PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND
PUTNAM OHIO TAX EXEMPT INCOME FUND
   PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND

One Post Office Square
Boston, MA 02109

FUND INFORMATION
INVESTMENT MANAGER:

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA  02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA
02109

INVESTOR SERVICING AGENT

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203

CUSTODIAN

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA  02109

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA  02110

INDEPENDENT ACCOUNTANTS

   Arizona,     Michigan   , New Jersey     and Ohio    funds
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA  02109

   Florida,     Massachusetts    ,     Minnesota    and
Pennsylvania funds
Price Waterhouse LLP
160 Federal Street
Boston, MA  02110

PUTNAMINVESTMENTS
One Post Office Square
Boston, Massachusetts 02109
Toll-free 1-800-225-1581

PUTNA           M    ARIZONA     TAX EXEMPT INCOME FUND
   (T                    HE "ARIZONA FUND")
PUTNA        M    FLORIDA     TAX EXEMPT INCOME FUND
   (T                      HE "FLORIDA FUND")
PUTNA            M MASSACHUSETTS TAX EXEMPT INCOME FUND
(THE                     "MASSACHUSETTS FUND")
PUTNA               M MICHIGAN TAX EXEMPT INCOME FUND
(THE                        "MICHIGAN FUND")
PUTNA             M MINNESOTA TAX EXEMPT INCOME FUND
(THE                        "MINNESOTA FUND")
PUTNA              M NEW JERSEY TAX EXEMPT INCOME FUND
(THE                       "NEW JERSEY FUND")
PUTNA                M OHIO TAX EXEMPT INCOME FUND
(THE                          "OHIO FUND")
PUTNA             M PENNSYLVANIA TAX EXEMPT INCOME FUND
(THE                      "PENNSYLVANIA FUND")
(EACH                          A "FUND" AND
COLLE                   CTIVELY, THE "FUNDS")
                             FORM
                             N-1A

                            PART B

                  STATEMENT OF ADDITIONAL INFORMATION
                          ("SAI")

                    OCTOBER 1,         1995


This    SAI     is not a    prospectus     and is only authorized
for distribution when accompanied or preceded by the
   prospectus     of the    funds     dated October 1,
   1995    , as revised from time to time. This    SAI
contains information which may be useful to investors but which
is not included in the    prospectus.     If a     fund     has
more than one form of current    prospectus    , each reference
to the    prospectus     in this    SAI     shall include all of
that    fund's prospectuses    , unless otherwise noted. The
   SAI     should be read together with the applicable
   prospectus    . Investors may obtain a free copy of the
applicable    prospectus     from Putnam Investor Services,
Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

Part I of this    SAI     contains specific information about
each     fund    .  Part II includes information about the
   funds     and the other Putnam funds.

                             TABLE OF CONTENTS

PART I PAGE

        TAX   -     EXEMPT SECURITIES. . . . . . . . . . . . .  I-    4

 INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . .    I-6

 CHARGES AND EXPENSES. . . . . . . . . . . . . . . . . . . .  I-     12

 INVESTMENT PERFORMANCE. . . . . . . . . . . . . . . . . . . .     I-23

 TAXES . . . . . . . . . . . . . . . . . . . . . . . . . . .  I-     30

 EQUIVALENT YIELDS:  TAX-EXEMPT VERSUS TAXABLE SECURITIES. .  I-     34

 ADDITIONAL OFFICERS . . . . . . . . . . . . . . . . . . . . .     I-43

 INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS. . . . . .  I-     44


 PART II

 MISCELLANEOUS INVESTMENT PRACTICES. . . . . . . . . . . . . . . . . . II-1

 TAXES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  II-22

 MANAGEMENT OF THE FUND. . . . . . . . . . . . . . . . . . . . . . .  II-27

 DETERMINATION OF NET ASSET VALUE. . . . . . . . . . . . . . . . . .  II-36

 HOW TO BUY SHARES . . . . . . . . . . . . . . . . . . . . . . . . .  II-38

 DISTRIBUTION PLAN . . . . . . . . . . . . . . . . . . . . . . . . .  II-49

 INVESTOR SERVICES . . . . . . . . . . . . . . . . . . . . . . . . .  II-50

 SIGNATURE GUARANTEES. . . . . . . . . . . . . . . . . . . . . . . .  II-56

 SUSPENSION OF REDEMPTIONS . . . . . . . . . . . . . . . . . . . . .  II-56

 SHAREHOLDER LIABILITY . . . . . . . . . . . . . . . . . . . II-     56

 STANDARD PERFORMANCE MEASURES . . . . . . . . . . . . . . . . . . .  II-57

 COMPARISON OF PORTFOLIO PERFORMANCE . . . . . . . . . . . . . . . .  II-58

 DEFINITIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . .  II-63

                                     SAI
                                   PART I

         TAX    -     EXEMPT SECURITIES

 GENERAL DESCRIPTION.  As used in the      prospectus     and in
this      SAI,     the term      "tax-exempt securities"
includes     obligations      of     a state and its political
subdivisions          and their agencies, instrumentalities or
other governmental units, the interest      , the interest on
which          , in the opinion of bond counsel,     is
exempt from          federal income tax and      (except for
Florida, which has no     personal     income tax) personal or
gross     income tax of the     relevant     state          .
Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and
sewer works.  Other public purposes for which      tax-exempt
securities     may be issued include the refunding of outstanding
obligations or      the payment of     general operating
expenses.  Short     -term tax-exempt securities     are
generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance such
public purposes     .  In addition, certain types of "private
activity" bonds may be issued by public authorities to finance such projects as privately operated housing facilities and certain local facilities for water supply, gas, electricity or
sewage or solid waste disposal, student loans, or      the
obtaining of     funds to lend to public or private institutions
for the construction of facilities such as educational, hospital and housing facilities. Such obligations are included within the
term      tax-exempt securities     if the interest paid thereon
is, in the opinion of bond counsel, exempt from federal income
tax and     (except for     the     Florida fund)     personal
    or gross     income tax of the      relevant state (such
interest     may, however, be     subject to federal alternative
minimum tax      )     .  Other types of private activity bonds,
the proceeds of which are used for the construction, repair or
improvement of, or to      obtain     equipment for, privately
operated industrial or commercial facilities, may constitute
tax-exempt securities     , although the current federal tax laws
place substantial limitations on the size of such issues.
Tax-exempt securities     also include short     -     term
discount notes (tax     -     exempt commercial paper), which are
promissory notes issued by municipalities to enhance their cash flows.


 STAND-BY COMMITMENTS.  When a      fund     purchases      tax-
exempt securities     , it has the authority to acquire stand-by
commitments from banks and broker-dealers with respect to those
    tax-exempt securities     .  A stand-by commitment may be
considered a security independent of the      tax-exempt
security     to which it relates.  The amount payable by a bank
or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as
the market value of the underlying      tax-exempt security
to a third party at any time.  Each      fund     expects that
stand-by commitments generally will be available without the payment of direct or indirect consideration. None of the
funds     expect to assign any value to stand-by commitments.

YIELDS.  The yields on      tax-exempt securities     depend on a
variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the
issuer, general conditions of the      tax-exempt security
market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's
    Investors Service, Inc.     and Standard & Poor's represent
their opinions as to the quality of the      tax-exempt
securities     which they undertake to rate.  It should be
emphasized, however, that ratings are general and are not
absolute standards of quality.  Consequently,      tax-exempt
securities     with the same maturity and interest rate but with
different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, due to such factors as changes in the overall demand or supply of
various types of      tax-exempt securities     or changes in the
investment objectives of investors.  Subsequent to purchase by a
    fund     , an issue of      tax-exempt securities     or
other investments may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a
fund     .  Neither event will require the elimination of an
investment from a      fund's     portfolio, but Putnam
Management will consider such an event in its determination of
whether a      fund     should continue to hold an investment in
its portfolio.

"MORAL OBLIGATION" BONDS.  Each      fund     does not currently
intend to invest in so-called "moral obligation" bonds, where payment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without
regard to the "moral obligation         ,    "     meets the
investment criteria established for investments by      the
fund     .

 ADDITIONAL RISKS.  Securities in which each      fund     may
invest, including      tax-exempt securities     , are subject to
the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal
Bankruptcy Code     (including special provisions related to
municipalities and other public entities)     , and to laws, if
any, which may be enacted by
 Congress or the appropriate state legislature
extending the time
for      payment     of principal or          interest, or both,
or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of
litigation or other conditions the power      ,     ability
or willingness     of issuers to meet their obligations for the
payment of interest and          principal on their      tax-
exempt securities     may be materially affected.

 From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds.  Such limits may affect the
future supply and yields of these types of      tax-exempt
securities     . Further proposals limiting the issuance of tax-
exempt bonds may well be introduced in the future.  If it
appeared that the availability of      tax-exempt securities
for investment by a      fund     and the value of that
fund's     portfolio could be materially affected by such changes
in law, the Trustees of that      fund     would reevaluate its
investment objective and policies and consider changes in the
structure of that      fund     or its dissolution.



 INVESTMENT RESTRICTIONS

 AS FUNDAMENTAL INVESTMENT RESTRICTIONS, WHICH MAY NOT BE CHANGED
WITHOUT A VOTE OF A MAJORITY OF THE OUTSTANDING VOTING
SECURITIES,      A FUND     MAY NOT AND WILL NOT:

 (1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

 (2)     (All funds except Arizona and New Jersey funds)
Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) in connection with borrowings permitted by restriction 1 above.

    (3) (Arizona fund only) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at the lower of cost or current value) in connection with borrowings permitted by restriction 1 above.

 (4) (New Jersey fund only) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by restriction 1 above. (The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to margin for financial futures contracts, options on such contracts and on securities indices are not deemed to be pledges or other encumbrances.)

     (5) (Massachusetts, Michigan, Minnesota and Ohio funds
only) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with options on financial futures contracts and on futures contracts.

    (6) (Florida, New Jersey and Pennsylvania funds only)
Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with futures contracts and related options.

 (7) (Arizona fund only) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with futures contracts and options.

     (8)     Make short sales of securities or maintain a short
sale position for the account of the      fund     unless at all
times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

     (9) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

     (10) (Massachusetts, Michigan, Minnesota, Ohio and
Pennsylvania funds only)     Purchase or sell real estate,
although it may purchase or sell securities which are secured by or represent interests in real estate.

    (11) (Arizona, Florida, and New Jersey funds only) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities representing interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

 (12) (Massachusetts, Michigan, Minnesota and Ohio funds
only)             Purchase or sell commodities or commodity
contracts, except that      a fund     may write and purchase
options on financial futures contracts and buy and sell financial futures contracts.

    (13)  (Florida, New Jersey and Pennsylvania funds only)
Purchase or sell commodities or commodity contracts, except that a Fund may write and purchase financial futures contracts and related options.

 (14) (Arizona fund only) Purchase or sell commodities or commodity contracts, except that the Arizona fund may purchase and sell financial futures contracts and related options.

     (15) (All funds except Arizona fund)     Make loans, except
by purchase of debt obligations in which      a fund     may
invest consistent with its investment policies, or by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value).

    (16) (Arizona fund only) Make loans, except by purchase of debt obligations in which the Arizona fund may invest consistent with its investment policies, or by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value) or through the lending of its portfolio securities with respect to not more than 25% of its assets.

     (17)     Invest in securities of any issuer if, to the
knowledge of the      fund     , officers and Trustees of the
    fund     and officers and directors of Putnam Management who
beneficially own more than 0.5% of the shares or securities of that issuer together own more than 5%.

     (18) (Massachusetts, Michigan, Minnesota and Ohio funds
only).     Invest in securities of any issuer if, immediately
after such investment, more than 5% of the total assets of      a
fund     (taken at current value) would be invested in the
securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies or
instrumentalities or to      tax-exempt securities     .

    (19) (Pennsylvania fund only). With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Pennsylvania fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities.
 (20) (Arizona, Florida and New Jersey funds only). With respect to 50% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

     (21) Acquire more than 10% of the voting securities of any issuer.

     (22) (All funds except Arizona fund)     Purchase securities
(other than securities of the U.S. government, its agencies or
instrumentalities and      tax-exempt securities     , except
obligations backed only by the assets and revenues of nongovernmental issuers) if as a result of such purchase more
than 25% of the      fund's     total assets would be invested in
any one industry.

    (23) (Arizona fund only) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities or tax-exempt securities, except obligations backed only by the assets and revenues of nongovernmental issuers) if as a result of such purchase, more than 25% of the Arizona fund's total assets would be invested in any one industry.

 (24) (New Jersey fund only). Invest in the securities of other registered open-end investment companies, except as they may be acquired as part of a merger or consolidation or acquisition of assets.

     (25) (All funds except Arizona fund)     Purchase securities
restricted as to resale, if, as a result, such investments would
exceed 15% of the value of      a fund's     net assets,
excluding restricted securities that have been determined by the
Trustees of the      fund     (or the person designated by them
to make such determinations) to be readily marketable.

    (26) (Arizona fund only) Purchase securities the disposition of which is restricted under federal securities law, if, as a result, such investments would exceed 15% of the value of the Arizona fund's current net assets, excluding restricted securities that have been determined by the Trustees of the Arizona fund (or the person designated by them to make such determinations) to be readily marketable.

 (27) (Massachusetts, Michigan, Minnesota, Ohio and Pennslyvania
funds only)             Buy or sell oil, gas or other mineral
leases, rights or royalty contracts.

    (28) (Florida fund only) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, although it may purchase securities which represent interests in, are secured by interests in, or which are issued by issuers which deal in, such leases, rights, or contracts, and it may acquire or dispose of such leases, rights, or contracts acquired through the exercise of its rights as a holder of debt obligations secured thereby.

 (29) (New Jersey fund only) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, although it may purchase securities of issuers which deal in, represent interests in, or are secured by interests in such leases, rights, or contracts, and it may acquire or dispose of such leases, rights, or contracts acquired through the exercise of its rights as a holder of debt obligations secured thereby.

     (30) Make investments for the purpose of gaining control of a company's management.

     (31)     Issue any class of securities which is senior to
the      fund's     shares of beneficial interest.

 IT IS CONTRARY TO      A FUND'S     PRESENT POLICY, WHICH MAY BE
CHANGED WITHOUT SHAREHOLDER APPROVAL, TO:

 (1)     (For Massachusetts, Michigan, Minnesota and Ohio funds
only) Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale and (c) repurchase agreements maturing in more than
seven days, if, as a result, more than 15% of      a fund's
net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

 (2) (For Arizona, Florida, New Jersey and Pennsylvania funds only) Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of a fund to make such determinations) to be readily marketable, and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of a fund's net assets (taken at current value) would be invested in securities described in (a),
(b) and (c) above.

 (3) (All funds except Arizona fund).     Invest in warrants
(other than warrants acquired by the      fund     as part of a
unit or attached to securities at the time of purchase).

     (4) (All funds except Arizona and Florida funds)     Invest
in securities of any issuer if the party responsible for payment, together with any predecessors, has been in operation for less than three consecutive years and, as a result of the investment, the aggregate of such investments would exceed 5% of the value of

the      fund's     net assets; provided, however, that this
restriction shall not apply to any obligation of the United States or its agencies or instrumentalities, or to any obligation for the payment of which is pledged the faith, credit and taxing
power of any person authorized to issue      tax-exempt
securities     .

    (5) (Arizona fund only) Invest in securities of any issuer if the party responsible for payment, together with any predecessors, has been in operation for less than three consecutive years and, as a result of the investment, the aggregate of such investments would exceed 5% of the value of the Arizona fund's net assets; provided, however, that this restriction shall not apply to any obligation of the United States or its agencies or instrumentalities, or to any general obligation for the payment of which is pledged the faith, credit and taxing power of any person authorized to issue tax-exempt securities.

 (6) (Florida fund only) Invest in securities of any issuer if the party responsible for payment, together with any predecessors, has been in operation for less than three consecutive years and, as a result of the investment, the aggregate of such investments would exceed 5% of the value of the Florida fund's net assets; provided, however, that this restriction shall not apply to any obligation of the United States or its agencies or instrumentalities, or to any obligation for the payment of which is pledged the full faith, credit and taxing power of any person authorized to issue tax-exempt securities.

     (7) (All funds except New Jersey fund).     Invest in the
securities of other registered open-end investment companies, except as they may be acquired as part of a merger or consolidation or acquisition of assets.

 Although certain of the      funds'     fundamental investment
restrictions permit a      fund     to borrow money to a limited
extent,     none of     the      funds     currently
intends     to do so and     none of the funds     did
so last year.

                                 ------------------

 All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

                            ------------------

 The Investment Company Act of 1940 provides that a "vote of a
majority of the outstanding voting securities" of      a fund
means the affirmative vote of the lesser of (1) more than 50% of
the outstanding shares of      that fund     , or (2) 67% or more
of the shares present at a meeting if more than 50% of the
outstanding shares     of that fund     are represented at the
meeting in person or by proxy.

        CHARGES AND EXPENSES

MANAGEMENT    FEES

Under         Management    Contracts (dated setforth as below), each
fund     pays a quarterly fee to Putnam Management based on the average net
assets of that     fund    , as determined at the close of each business
day during the quarter, at    the following rates (expressed as a
percentage of each fund's average net assets):

FUND NAME               CONTRACT DATE       RATES

Arizona fund       3/5/92              0.60% of the first $500 million
                                          0.50% of the next $500 million
                                          0.45% of the next $500 million
and
                                      0.40%    thereafter

Florida fund       12/5/91        0.60% of the first $500 million
                                  0.50% of the next $500 million
                                  0.45% of the next $500 million and
                                  0.40% thereafter

Massachusetts fund 7/11/91        0.60% of the first $500 million
                                  0.50% of the next $500 million
                                  0.45% of the next $500 million and
                                  0.40% thereafter

Michigan fund      7/11/91        0.60% of the first $500 million
                                  0.50% of the next $500 million
                                  0.45% of the next $500 million and
                                  0.40% thereafter

Minnesota fund          7/11/91        0.60% of the first $500 million
                                  0.50% of the next $500 million
                                  0.45% of the next $500 million and
                                  0.40% thereafter

New Jersey fund    6/6/91         0.60% of the first $500 million
                                  0.50% of the next $500 million
                                  0.45% of the next $500 million and
                                  0.40 thereafter

Ohio fund               7/11/91        0.60% of the first $500 million
                                  0.50% of the next $500 million
                                  0.45% of the next $500 million and
                                  0.40% thereafter

Pennsylvania fund  7/11/91        0.60% of the first $500 million
                                  0.50% of the next $500 million
                                  0.45% of the next $500 million and
                                  0.40% thereafter

For the past three     fiscal years, pursuant to    its     Management
Contract,     each fund     incurred    the following     fees   :

                                                    REFLECTING A
                                                    REDUCTION     IN THE
                                                     FOLLOWING
                                                        AMOUNTS
                                                       PURSUANT TO AN
                    FISCAL        MANAGEMENT        EXPENSE
                       YEAR       FEE PAID          LIMITATION
                    ------        ----------        ----------------


   Arizona fund 1995+            $683,508            n/a
                     1994        $952,641            n/a
                     1993        $690,438         $5,850

Florida fund         1995++    $1,686,928            n/a
                     1994      $1,921,362            n/a
                     1993      $1,440,655         $4,697

Massachusetts fund   1995      $1,638,366            n/a
                     1994      $1,549,215            n/a
                     1993      $1,085,405            n/a

Michigan fund        1995        $858,323            n/a
                     1994        $782,934            n/a
                     1993        $573,363            n/a

Minnesota fund       1995        $643,810            n/a
                     1994        $589,840            n/a
                     1993        $432,104            n/a

New Jersey fund      1995++    $1,588,880            n/a
                     1994      $1,702,343            n/a
                     1993      $1,170,593            n/a

Ohio fund            1995      $1,286,605            n/a
                     1994      $1,206,826            n/a
                     1993        $957,541            n/a

Pennsylvania fund    1995+++     $323,968            n/a
                     1995      $1,155,995            n/a
                     1994        $990,690            n/a

+   for fiscal period 9/1/94 - 5/31/95
++  for fiscal period 7/1/94 - 5/31/95
+++ for fiscal period 3/1/95 - 5/31/95

BROKERAGE COMMISSIONS

The following table shows brokerage commissions paid during the fiscal periods indicated.

                      FISCAL                        BROKERAGE
                      YEAR                          COMMISSIONS
                      ------                        ------------

   Arizona fund       1995+                        $16,040
                      1994                              $0
                      1993                         $15,099

Florida fund           1995++                      $29,166
                       1994                        $34,899
                       1993                       $112,624

 Massachusetts fund    1995                        $27,290
                       1994                         $9,696
                       1993                             $0

 Michigan fund         1995                         $5,208
                       1994                             $0
                       1993                           $100

 Minnesota fund        1995                         $9,645
                       1994                         $1,095
                       1993                             $0

 New Jersey fund       1995++                      $41,937
                       1994                         $9,708
                       1993                        $17,053


 Ohio fund             1995                        $13,759
                       1994                         $6,063
                       1993                             $0

 Pennsylvania fund     1995+++                      $2,119
                       1995                         $2,612
                       1994                        $11,715

 +   for fiscal period 9/1/94 - 5/31/95
 ++  for fiscal period 7/1/94 - 5/31/95
 +++ for fiscal period 3/1/95 - 5/31/95

 The following table shows transactions placed     with brokers and dealers
    during the most recent fiscal year     to recognize research,
statistical and quotation services Putnam Management considered to be particularly useful to it and its affiliates.

                            DOLLAR
                            VALUE       PERCENT OF
                            OF THESE    TOTAL        AMOUNT OF
                            TRANSACTIONS
TRANSACTIONS            COMMISSIONS
                        ------------    ------------   -----------

 Arizona fund+               $0         0%                      $0
 Florida fund++      $3,538,966      1.44%                 $20,750
 Massachusetts fund          $0         0%                      $0
 Michigan fund       $12,44,100      2.96%                  $8,000
 Minnesota fund              $0         0%                      $0
 New Jersey fund++     $239,063      0.10%                  $1,063
 Ohio fund           $3,431,840      2.97%                 $26,341
 Pennsylvania fund+++        $0         0%                      0%

 +   for fiscal period 9/1/94 - 5/31/95
 ++  for fiscal period 7/1/94 - 5/31/95
 +++ for fiscal period 3/1/95 - 5/31/95

 ADMINISTRATIVE EXPENSE REIMBURSEMENT

 Each      fund     reimbursed Putnam Management in the following amounts
for administrative services      during     fiscal      1995     ,
including the following amounts for compensation of certain officers of
that      fund     and contributions to the Putnam Investments, Inc. Profit
Sharing Retirement Plan for their benefit:

                                                  PORTION OF TOTAL
                                                   REIMBURSEMENT FOR
                                                    COMPENSATION
                              TOTAL                     AND
                            REIMBURSEMENT          CONTRIBUTIONS
                            -------------         ----------------

     Arizona fund+          $6,233                  $5,859
 Florida fund++             $8,188                  $7,697
 Massachusetts fund         $8,858                  $8,326
 Michigan fund             $11,362                 $10,680
 Minnesota fund             $8,231                  $7,737
 New Jersey fund++          $5,133                  $4,825
 Ohio fund                  $8,635                  $8,117
 Pennsylvania fund+++       $2,376                  $2,233

 +   for fiscal period 9/1/95 - 5/31/95
 ++  for fiscal period 7/1/94 - 5/31/95
 +++ for fiscal period 3/1/95 - 5/31/95



 TRUSTEE FEES

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation
Committee, which consists solely of Trustees not affiliated with     Putnam
Management and    is responsible for recommending Trustee compensation,
estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by each fund for fiscal 1995 and the fees paid to each Trustee by all of the Putnam funds during the calendar year 1994:

COMPENSATION TABLE

                                                     AGGREGATE COMPENSATION* FROM:


                                                                                  ALL PUTNAM
TRUSTEE/YEAR                   AZ+   FL++  MA     MI   MN    NJ++  OH    PA+++      FUNDS**


Jameson A. Baxter/1994         $583  $813  $865   $772 $754  $808  $826  $198       $135,850
Hans H. Estin/1972             $588  $821  $871   $777 $758  $816  $831  $206        141,850
John A. Hill/1985              $590  $821  $871   $776 $758  $816  $831  $206        143,850
Elizabeth T. Kennan/1992       $581  $812  $871   $770 $758  $816  $831  $206        141,850
Lawrence J. Lasser/1992        $588  $821  $871   $777 $758  $816  $831  $206        141,850
Robert E. Patterson/1984       $594  $831  $880   $783 $765  $826  $837  $206        144,850
Donald S. Perkins/1982         $588  $821  $868   $774 $756  $816  $830  $206        139,850
William F. Pounds/1971         $591  $826  $874   $779 $760  $821  $835  $206        143,850
George Putnam/1957             $588  $821  $871   $777 $758  $816  $831  $206        141,850
George Putnam, III/1984        $588  $821  $871   $777 $758  $816  $831  $206        141,850
Eli Shapiro/1995***            $61   $69   $69    $61  $60   $70   $66   $66         N/A
A.J.C. Smith/1986              $585  $812  $871   $770 $758  $816  $831  $206        137,850
W. Nicholas Thorndike/1992     $594  $831  $862   $783 $752  $807  $823  $206        144,850

*    Includes an annual retainer and an attendance fee for each meeting attended.
**   Reflects total payments received from all Putnam funds in the most recent calendar year.  As of December 31, 1994, there were
     86 funds in the Putnam family.
***  Elected as a Trustee in April 1995. For the calendar year ended December 31, 1994, Dr. Shapiro received $38,577 in retirement benefits from the Putnam funds in respect of his prior service as a Trustee from 1984 to 1989, which benefits terminated at the end of 1994.
+    For fiscal period 9/1/94 - 5/31/95.
++   For fiscal period 7/1/94 - 5/31/95.
+++  For fiscal period 3/1/95 - 5/31/95.

The Trustees have approved Retirement Guidelines for Trustees of the Putnam funds. These Guidelines provide generally that a Trustee who retires after reaching age 72 and who has at least 10 years of continuous service will be eligible to receive a retirement benefit from each Putnam fund for which he or she served as a Trustee. The amount and form of such benefit is subject to determination annually by the Trustees and, unless otherwise determined by the Trustees, will be an annual cash benefit payable for life equal to one-half of the Trustee retainer fees paid by each fund at the time of retirement. Several retired Trustees are currently receiving benefits pursuant to the Guidelines and it is anticipated that the current Trustees will receive similar benefits upon their retirement. A Trustee who retired in calendar 1994 and was eligible to receive benefits under these Guidelines would have received an annual benefit of $60,425, based upon the aggregate retainer fees paid by the Putnam funds for such year. The Trustees reserve the right to amend or terminate such Guidelines and the related payments at any time, and may modify or waive the foregoing eligibility requirements when deemed appropriate.

For additional information concerning the Trustees, see
"Management" in Part II of this SAI.

SHARE OWNERSHIP

At August 31,    1995, the officers and Trustees of each fund as
a group owned less than 1% of the outstanding shares of each class of each fund, and, except as noted below, to the knowledge of each fund no person owned of record or beneficially 5% or more of the shares of any class of that fund.


         SHAREHOLDER NAME      PERCENTAGE
FUND NAME      CLASS           AND ADDRESS           OWNED (%)
-----------    -----      --------------------       --------

Arizona fund     A            Merrill Lynch            6.30
         4800 Dear Lake Dr. East
         Jacksonville, FL 32246

         B Merrill Lynch        5.90
         4800 Dear Lake Dr. East
         Jacksonville, FL 32246

         MPutnam Investment, Inc.                     51.40
         One Post Office Square
         Boston, MA  02109

         MAlex Brown & Sons, Inc.                     48.50
           P.O. Box 1346
         Baltimore, MD 21203

Florida fund     A            Merrill Lynch            8.90
         4800 Dear Lake Dr. East
         Jacksonville, FL 32246

         B Merrill Lynch        7.70
         4800 Dear Lake Dr. East
         Jacksonville, FL 32246

         MPutnam Investments, Inc.                   100.00
         One Post Office Square
         Boston, MA 02109

Massachusetts    M          Janice A. Krusen          43.50
 fund      88 Pochet Rd.
         Orleans, MA 02643

         MCorelink Financial, Inc.                    17.50
         1855 Gateway Blvd.
         Concord, CA 94520

         MJoseph R. Gaudet     16.50
          165 Linwood St.
          Lynn, MA 01905

         MAngela M. Monti      16.30
         43 Pine vale Rd.
         Waltham, MA 02154

Michigan fund    M           Frank R. Farkas          60.10
             1832 ADA
         Muskegon, MI 49442

         MEdward D. Jones & Co.17.20
           P.O. Box 2500
         Maryland Heights, MO 63043

         MLorain J. Bullis     12.10
         2110 N. Williamston Rd.
         Williamston, MI 48895

         MWaldemar E. Klammer   9.90
          801 Weaver Ave.
         Kalamazoo, MI 49006

         MRaymond P. Dull       5.30
         325 N. Division St.
         Spring Lake, MI 49456

Minnesota fund   M          Kermit J. Swenson         99.10
          7819 408th St.
         Kenyon, MN 55946

New Jersey fund  A            Merrill Lynch            9.70
         4800 Dear Lake Dr. East
         Jacksonville, FL 32246

         B Merrill Lynch        9.50
         4800 Dear Lake Dr. East
         Jacksonville, FL 32246


         MChristine Vallet     17.60
         40 Fieldcrest Way
         Hazlet, NJ 07430

         M  Carol Bozzo         8.80
           189 Broadway
         Bayonne, NJ 07002

Ohio fund        B            Merrill Lynch           11.90
         4800 Dear Lake Dr. East
         Jacksonville, FL 32246

         MRaymond E. Duvall    28.90
         1113 Heritage Dr.
         Van Wert, OH 45891

         MEdward D. Jones & Co. 8.70
           P.O. Box 2500
         Maryland Heights, MO 63043

Pennsylvania fund                   A            BHC Securities, Inc. 5.10
         100 North 20th St.
         Philadelphia, PA 19103

         B Merrill Lynch        6.80
         4800 Dear Lake Dr. East
         Jacksonville, FL 32246

         MArlene L. Diem       22.20
         890 E. Kercher Ave.
         Myerstown, PA 17067

         MSamuel J. Bucher      6.50
          Rt. 2, Box 212
         Myerstown, PA 17067

         MFrank G. Gravener     5.00
          4404 Sylvan Dr.
         Reading, PA  19606

DISTRIBUTION FEES

During fiscal 1995, the funds paid the following 12b-1 fees to Putnam Mutual Funds:

FUND NAME              CLASS A      CLASS B           CLASS M
-----------            -------      -------           -------

Arizona fund+          $199,364    $114,668             n/a
Florida fund++         $488,799    $312,328              $0
Massachusetts fund     $479,498    $284,736              $5
Michigan fund          $256,205    $127,403             $77
Minnesota fund         $187,341    $116,155              $0
New Jersey fund++      $431,012    $394,057              $0
Ohio fund              $378,971    $212,438              $0
Pennsylvania fund+++   $86,239      $86,431             n/a

+   for fiscal period 9/1/94 - 5/31/95
++  for fiscal period 7/1/94 - 5/31/95
+++ for fiscal period 3/1/95 - 5/31/95

CLASS A SALES CHARGES AND CONTINGENT DEFERRED SALES CHARGES

Putnam Mutual Funds received sales charges with respect to class
A shares in the following amounts during the periods indicated:

              SALES CHARGES
           RETAINED BY PUTNAM     CONTINGENT
              MUTUAL FUNDS         DEFERRED
       TOTAL      AFTER              SALES
   SALES CHARGESDEALER CONCESSIONS CHARGES
   ------------------------------- --------

Arizona fund

Fiscal year
  1995+         $257,469         $15,552                 $200
  1994          $894,004         $59,472               $1,639
  1993        $1,896,011         $89,369                   $0

Florida fund

Fiscal year
 1995++         $501,152         $39,037              $19,781
 1994         $1,391,801         $80,999                 $584
 1993         $2,398,367        $133,344               $9,631

Massachusetts fund

Fiscal year
 1995           $783,963         $27,221                 $680
 1994         $1,740,049        $140,316              $10,092
 1993         $2,093,315        $155,124               $1,722

Michigan fund

Fiscal year
 1995           $419,491         $15,212                   $0
 1994           $935,249         $65,629                   $0
 1993         $1,116,865         $58,296                   $0

Minnesota fund

Fiscal year
 1995           $312,177         $18,588                   $7
 1994           $670,795         $41,915                  $27
 1993         $1,030,088         $47,238                   $0

New Jersey fund

Fiscal year
 1995++         $777,971         $48,327               $2,864
 1994         $2,132,078        $123,856                   $0
 1993         $3,122,792        $169,842                   $0

Ohio fund

Fiscal year
 1995           $466,247         $30,918                   $0
 1994         $1,129,631         $73,168                   $0
 1993         $1,399,258         $68,352                   $0

Pennsylvania fund

Fiscal year
 1995+++        $273,245         $18,254              $10,000
 1995         $1,113,142         $71,739                 $640
 1994         $1,283,881         $75,566                 $640

+   for fiscal period 9/1/94 - 5/31/95
++  for fiscal period 7/1/94 - 5/31/95
+++ for fiscal period 3/1/95 - 5/31/95

CLASS B CONTINGENT DEFERRED SALES CHARGES

Putnam Mutual Funds received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:

                                        CONTINGENT DEFERRED
                                           SALES CHARGES
                                        -------------------


Arizona fund

Fiscal year
 1995+                                    $48,101
 1994                                    $309,154
 1993                                          $0

Florida fund

Fiscal year
 1995++                                  $153,120
 1994                                     $78,903
 1993                                    $133,344

Massachusetts fund

Fiscal year
 1995                                     $35,000
 1994                                     $34,720

Michigan fund

Fiscal year
 1995                                     $32,819
 1994                                      $3,489

Minnesota fund

Fiscal year
 1995                                     $20,926
 1994                                      $4,372

New Jersey fund

Fiscal year
 1995++                                  $150,939
 1994                                     $62,483
 1993                                      $3,539

Ohio fund

Fiscal year
 1995                                     $60,907
 1994                                      $9,032

Pennsylvania fund

Fiscal year
 1995+++                                  $18,160
 1995                                      $2,473
 1994                                     $69,280

+   for fiscal period 9/1/94 - 5/31/95
++  for fiscal period 7/1/94 - 5/31/95
+++ for fiscal period 3/1/95 - 5/31/95

CLASS M SHARES

Putnam Mutual Funds received sales charges with respect to class
M shares in the following amounts during the 1995 fiscal year:

                                           SALES CHARGES
                                        RETAINED BY PUTNAM
                                           MUTUAL FUNDS
                          TOTAL               AFTER
                      SALES CHARGES     DEALER CONCESSIONS
                      -------------     ------------------


Florida fund+             $0                   $0
Massachusetts fund      $692                  $62
Michigan fund             $0                   $0
Minnesota fund            $0                   $0
New Jersey fund+          $0                   $0
Ohio fund                 $0                   $0

+  for fiscal period 7/1/94 - 5/31/95

No class M shares for the Arizona and Pennslyvania funds were outstanding during as of May 31, 1995.

INVESTOR SERVICING AND CUSTODY FEES AND EXPENSES

During the    1995     fiscal year,  each    fund     incurred
the following fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust
Company:


   Arizona fund+     $52,454
Florida fund++      $127,059
Massachusetts fund  $127,771
Michigan fund       $103,351
Minnesota fund       $77,963
New Jersey fund++   $211,127
Ohio fund           $173,281
Pennsylvania fund+++      $0

+   for fiscal period 9/1/94 - 5/31/95
++  for fiscal period 7/1/94 - 5/31/95
+++ for fiscal period 3/1/95 - 5/31/95

INVESTMENT PERFORMANCE

STANDARD PERFORMANCE MEASURES
(for periods ended May 31, 1995)



Arizona fund



                   Class A                              Class B
Inception date:   1/30/91                               7/15/93

TOTAL
RETURN         NAV*      POP**                         NAV      CDSC
----------------------------------------------------------------------
1 year         +7.62%    +2.53%                        +6.88%   +1.88%
Life of
class          +7.89     +6.70                         +2.94    +0.94



               Class A                                 Class B
Inception date:   1/30/91                               7/15/93


YIELD          POP                                     NAV

30-day         5.02%                                   4.62%
yield

Tax-equivalent 8.80                                    8.10
yield***

*net asset value
**public offering price

***Assumes the maximum combined 42.98% federal and state rate. Results for investors subject to lower tax rates would not be as advantageous. No class M shares were outstanding at May 31, 1995.

Florida fund


                  Class A            Class B             Class M
Inception date:  8/24/90             1/4/93              5/1/95


TOTAL
RETURN         NAV*      POP**     NAV       CDSC      NAV      POP
----------------------------------------------------------------------
1 year         +9.23%    +4.05%    +8.52%    +3.52%    n/a      n/a
Life of
class          +8.44     +7.35     +5.18     +3.63     +3.28    -0.10



               Class A             Class B             Class M
Inception date:  8/24/90           1/4/93              5/1/95

YIELD          POP                 NAV                 POP

30-day         4.92%               4.51%               4.76%
yield

Tax-equivalent 8.15                7.47                7.88
yield***

*net asset value
**public offering price

***Assumes the maximum 39.60% federal rate. Results for investors subject to lower tax rates would not be as advantageous.

Massachusetts fund


                  Class A            Class B             Class M
Inception date:  10/23/89            7/15/93             5/12/95

TOTAL
RETURN         NAV*      POP**     NAV       CDSC      NAV      POP
----------------------------------------------------------------------
1 year         +8.45%    +3.31%    +7.64%    +2.64%    n/a      n/a
5 years        +8.97     +7.93       n/a       n/a     n/a      n/a
Life of
class          +8.75     +7.82     +3.36     +1.38     +1.53    -1.83



               Class A             Class B             Class M
Inception date:  10/23/89          7/15/93               5/12/95

YIELD          POP                 NAV                 POP

30-day         5.31%               4.92%               4.67%
yield

Tax-equivalent 9.99                9.26                8.79
yield***

*net asset value
**public offering price

***Assumes the maximum combined 46.85% federal and state rate. Results for investors subject to lower tax rates would not be as advantageous.

Michigan fund


                  Class A            Class B             Class M
Inception date:  10/23/89   7/15/93                      4/3/95

TOTAL
RETURN         NAV*       POP**    NAV       CDSC      NAV      POP
----------------------------------------------------------------------
1 year         +7.45%     +2.38%   +6.72%    +1.72%    n/a      n/a
5 years        +7.99      +6.94      n/a       n/a     n/a      n/a
Life of
class          +7.69      +6.76    +3.14     +1.15     3.06     -0.33



               Class A             Class B             Class M
Inception date: 10/23/89           7/15/93             4/3/95

YIELD          POP                 NAV                 POP

30-day         5.27%               4.88%               5.06%
yield

Tax-equivalent 9.13                8.45                8.76
yield***

*net asset value
**public offering price

***Assumes the maximum combined 42.26% federal and state rate. Results for investors subject to lower tax rates would not be as advantageous.

Minnesota fund


                  Class A            Class B             Class M
Inception date:  10/23/89            7/15/93             4/3/95

TOTAL
RETURN         NAV*       POP**    NAV       CDSC      NAV      POP
----------------------------------------------------------------------
1 year         +7.90%     +2.75%   +7.17%    +2.17%    n/a      n/a
5 years        +7.66      +6.62      n/a       n/a     n/a      n/a
Life of
class          +7.40      +6.48    +3.58     +1.55     +2.89    -0.41



               Class A             Class B             Class M
Inception date:  10/23/89          7/15/93             4/3/95

YIELD          POP                 NAV                 POP

30-day         5.14%               4.75%               5.13%
yield

Tax-equivalent 9.30                8.59                9.28
yield***

*net asset value
**public offering price

***Assumes the maximum combined 44.73% federal and state rate. Results for investors subject to lower tax rates would not be as advantageous.

New Jersey fund


                  Class A            Class B             Class M
Inception date:  2/20/90             1/4/93              5/1/95

TOTAL
RETURN         NAV*       POP**    NAV       CDSC      NAV      POP
----------------------------------------------------------------------
1 year         +7.78%     +2.67%   +6.98%    +1.98%    n/a      n/a
5 years        +8.30      +7.26      n/a       n/a     n/a      n/a
Life of
class          +8.19      +7.21    +5.37     +3.82     +3.21    -0.10



               Class A             Class B             Class M
Inception date:  2/20/90           1/4/93              5/1/95

YIELD          POP                 NAV                 POP

30-day         5.15%               4.75%               n/a
yield

Tax-equivalent 9.13                8.42                n/a
yield***

*net asset value
**public offering price

***Assumes the maximum combined 43.57% federal and state rate. Results for investors subject to lower tax rates would not be as advantageous.

Ohio fund


                  Class A            Class B             Class M

Inception date:  10/23/89            7/15/93             4/3/95

TOTAL
RETURN         NAV*       POP**    NAV       CDSC      NAV      POP
----------------------------------------------------------------------
1 year         +8.04%     +2.90%   +7.39%    +2.39%    n/a      n/a
5 years        +8.06      +7.02      n/a       n/a     n/a      n/a
Life of
class          +7.72      +6.80    +3.43     +1.44     +3.05    -0.26



               Class A             Class B             Class M
Inception date:  10/23/89          7/15/93             4/3/95

YIELD          POP                 NAV                 POP

30-day         4.88%               4.48%               4.47%
yield

Tax-equivalent 8.73                8.02                8.00
yield***

*net asset value
**public offering price

***Assumes the maximum combined 44.13% federal and state rate. Results for investors subject to lower tax rates would not be as advantageous.

Pennsylvania fund

                  Class A                               Class B
Inception date:  7/21/89                                7/15/93


TOTAL
RETURN         NAV*       POP**                        NAV      CDSC
----------------------------------------------------------------------
1 year         +8.70%     +3.55%                       +8.01%   +3.01%
5 years        +8.92      +7.85                          n/a      n/a
Life of
class          +8.32      +7.43                        +3.92    +1.90



                 Class A                     Class B
Inception date:  7/21/89                     7/15/93

YIELD            POP                         NAV

30-day           5.21%                       4.81%
yield

Tax-equivalent   8.87                        8.19
yield***

*net asset value
**public offering price

***Assumes the maximum combined 41.29% federal and state rate. Results for investors subject to lower tax rates would not be as advantageous. No class M shares were outstanding at May 31, 1995.

----------------------------------------------------------------------
Data represent past performance and are not indicative of future results. Total return and yield at POP for class A and class M shares reflect the deduction of the maximum sales charge of 4.75% and
3.25%,     respectively.     Total return at CDSC for class B shares
reflects the deduction of the applicable contingent deferred sales charge (CDSC). The maximum class B CDSC is 5.00%. See "Standard performance measures" in Part II of this SAI for information on how performance is calculated. Past performance is no guarantee of future results.

TAXES

The    prospectus     describes generally the tax treatment of
distributions by the    funds    .  This section of the
   SAI     and the section entitled "Taxes" in Part II of this
   SAI     include additional information concerning certain
state and federal tax consequences of an investment in a
   fund    , respectively.
   Prospective investors should be aware that an investment in a state tax-exempt fund may not be suitable for persons who do not receive income subject to income taxes of such state.

STATE TAXATION.    (MICHIGAN AND MINNESOTA FUNDS ONLY)      That
percentage of interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-
interest dividends, such as    the fund    , that is equal to the
percentage of the    fund's     distributions from investment
income and short-term capital gains that is exempt from federal income tax, will not be deductible by the investor for
   Michigan single business tax or     Minnesota personal income
        tax purposes. For Michigan personal income tax and Michigan intangibles tax purposes, such interest deduction is wholly disallowed.

To the extent that distributions are derived from interest on
Michigan    tax-exempt securities    , such distributions will be
exempt from Michigan personal income tax and the Michigan intangibles tax under the current position of the Michigan Department of Treasury. Such distributions, if received in connection with a shareholder's business activity, may alternatively be subject to the Michigan single business tax.
For Michigan personal income tax, intangibles tax and single business tax purposes, exempt-interest dividends attributable to
any investment other than Michigan    tax-exempt securities
will be fully taxable as will dividends arising from any source other than exempt-interest irrespective of the investment to which any such dividend is attributable.

More specifically, Michigan law provides an exemption from both the Michigan personal income tax and the Michigan single business
tax with respect to interest paid to the owner of    tax-exempt
securities    , and a corresponding exemption is provided under
the Michigan intangibles tax with respect to ownership of such bonds. The Michigan Department of Treasury, in a ruling letter dated December 19, 1986 and published in April, 1987, revised a previous administrative position that shareholders of an investment company other than a "unit investment trust" are to be treated as the owners of shares in the investment company and not as the owners of a proportionate share of the company's assets. This revised position was reaffirmed in a ruling published in
March, 1989.  The Michigan    fund     is not a unit investment
trust, and accordingly shareholders will    not    , in the view
of the Michigan Department of Treasury, be treated as the owners
of the     fund's     assets including the    fund's tax-exempt
securities    .

The Department has not addressed the question of whether the distinction between ownership of tax-exempt obligations and mutual fund shares may be accorded significance in connection with application of the single business tax to investment company distributions representing interest on obligations which are exempt from federal income tax and Michigan tax.

   NEW JERSEY. Income distributions paid from a "qualified investment fund" are exempt from the New Jersey Gross Income Tax to the extent attributable to tax-exempt obligations specified by New Jersey law. A "qualified investment fund" is any investment company or trust, or series of such investment company or trust, registered with the Securities and Exchange Commission which, for the calendar year in which a distribution is paid, (i) has no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items (including receivables) and financial options, futures, forward contracts or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto, and (ii) has at least 80 percent of the aggregate principal amount of all its investments (excluding financial options, futures, forward contracts or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized under section 851(b) of the Internal Revenue Code, and cash and cash items, which cash items include receivables), invested in obligations issued by New Jersey or obligations that are free from state or local taxation under New Jersey and federal laws, such as obligations issued by the governments of Puerto Rico, Guam or the Virgin Islands. Interest income and gains realized by the Fund and distributed to shareholders are exempt from the New Jersey Gross Income Tax to the extent attributable to tax-exempt obligations. Gains resulting from the redemption or sale of shares of the New Jersey fund would also be exempt from the New Jersey Gross Income Tax.

The New Jersey Gross Income Tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, interest on tax-exempt obligations is included in the net income tax base for purposes of computing the corporate business tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corporation Business Tax.

The New Jersey fund will notify shareholders by February 15 of each calendar year as to the amounts of dividends and distributions made with respect to the preceding calendar year that are exempt from federal income taxes and New Jersey personal income tax and the amounts, if any, which are subject to such taxes. The New Jersey fund will also make appropriate certification of its status to New Jersey tax authorities by that date. Shareholders are, however, urged to consult with their own tax advisors as to the federal, state or local tax consequences in their specific circumstances.

PENNSYLVANIA CORPORATE NET INCOME TAX. Distributions paid by the Pennsylvania fund which are excludable as exempt income for federal tax purposes are not subject to the Pennsylvania corporate net income tax. An additional deduction from Pennsylvania taxable income is permitted for the amount of distributions paid by the Pennsylvania fund attributable to interest received by the Pennsylvania fund from its investments in tax-exempt securities and obligations of the United States, its territories and certain of its agencies and instrumentalities to the extent included in federal taxable income, but such a deduction is reduced by any interest on indebtedness incurred to carry the securities and other expenses incurred in the production of such interest income, including expenses deducted on the federal income tax return that would not have been allowed under the Internal Revenue Code if the interest were exempt from federal income tax. Distributions by the Pennsylvania fund attributable to most other sources may be subject to the Pennsylvania corporate net income tax. It is the current position of the Pennsylvania Department of Revenue that fund shares are considered exempt assets (with a pro rata exclusion based on the value of the Pennsylvania fund attributable to its investments in tax-exempt securities and obligations of the United States, its territories and certain of its agencies and instrumentalities) for purposes of determining a corporation's capital stock value subject to the Commonwealth's capital stock or franchise tax.

EQUIVALENT YIELDS:  TAX-EXEMPT VERSUS TAXABLE SECURITIES

The tables below show the effect of the tax status of    each
fund's tax-exempt securities     on the effective yield received
by their holders under the    Internal Revenue Code of 1986, as
amended (the "Code") and     personal    and gross     income tax
laws   of the relevant state, (except Florida, which has no
personal income tax)     in effect for 1995.  The tables give the
approximate yield a taxable security must earn at various income levels to produce after-tax yields equivalent to those of the
relevant    tax-exempt securities     yielding from 2.0% to 9.0%.

Arizona fund

                                             1995
            TAXABLE INCOME*              COMBINED
        -----------------------            ARIZONA AND             TAX-EXEMPT YIELD:
                                       FEDERAL MARGINAL
     SINGLE                JOINT          TAX RATE**   2.0%   3.0%   4.0%    5.0%    6.0%   7.0%     8.0%     9.0%
-------------------------------------------------------------------------------------------        ---------------------
                                                                              Equivalent taxable yield

    $0-10,000             $0-20,000          17.55%    2.43%  3.64%  4.85%   6.06%   7.28%  8.49%    9.70%   10.92%
10,001-23,350         20,001-39,000          17.98%    2.44   3.66   4.88    6.10    7.31   8.53     9.75    10.97
23,351-25,000         39,001-50,000          30.52%    2.88   4.32   5.76    7.20    8.64  10.07    11.51    12.95
25,001-50,000         50,001-94,250          31.02%    2.90   4.35   5.80    7.25    8.70  10.15    11.60    13.05
50,001-56,550                                31.74%    2.93   4.40   5.86    7.33    8.79  10.26    11.72    13.19
                     94,251-100,000          33.90%    3.03   4.54   6.05    7.56    9.08  10.59    12.10    13.62
56,551-117,950                     ***   100,001-143,600       ***  34.59%   3.06    4.59   6.12     7.64     9.1710.7012.2313.76
117,951-150,000                    ***   143,601-256,500       ***  39.33%   3.30    4.94   6.59     8.24     9.8911.5413.1914.83
150,001-256,500                    ***                       39.58%  3.31    4.97    6.62   8.28     9.93    11.5913.2414.90
                    256,501 300,000 ***      42.74%    3.49   5.24   6.99    8.73   10.48  12.23    13.97    15.72
 over 256,500 ***      over 300,000 ***      42.98%    3.51   5.26   7.02    8.77   10.52  12.28    14.03    15.78
-----------------    ---------------------------------------------------------------------------------------------------
----

*   This amount represents taxable income as defined in the Code.  It is assumed that taxable income under Arizona law is the same as taxable income as defined under the Code.  However, Arizona taxable income is likely to differ due to differences in exemptions, itemized deductions, and other items.
**  For federal income tax purposes, these combined rates reflect the applicable marginal rates on taxable income in effect for 1995.  These rates include the effect of deducting state taxes on your Federal return.
*** The amount of taxable income in this bracket may be affected by the phase-out of personal exemptions and the limitation on itemized deductions under the Code.

Florida fund



            TAXABLE INCOME*
                                             1995                 TAX-EXEMPT YIELD
                                            FEDERAL
     SINGLE                JOINT           MARGINAL
                                          RATE*    *  2%    3%    4%     5%    6%   7%     8%    9%
 -----------------------------------------------------------------------------------------------------------------
                                                                     EQUIVALENT TAXABLE YIELD
$ 0    - 23,350     $ 0 -  39,000          15.00%  2.35% 3.53% 4.71% 5.88%  7.06% 8.24% 9.41%   10.59%
23,351 - 56,550     39,001 - 94,250        28.00   2.78  4.17  5.56  6.94   8.33  9.72  11.1112.50
56,551 - 117,950 *** 94,251- 143,600 ***   31.00   2.90  4.35  5.80  7.25  8.70  10.14  11.5913.04
117,951- 256,500 *** 143,601-256,500 ***   36.00   3.13  4.69  6.25  7.81  9.38  10.94  12.5014.06


   over 256,501***over256,501        ***   39.60   3.31  4.97  6.62  8.28 9.93   11.59  13.2514.90

*   This amount represents taxable income as defined in the         Code        .
**  For federal tax purposes, these         rates reflect the         marginal rates on taxable income         in effect
for 1995.
*** The amount of taxable income in this bracket may be affected by the phase-out of personal exemptions and the
limitation on itemized deductions        under the Code.
   /TABLE

Massachusetts fund
                                        1995
                                           COMBINED
                                        MASSACHUSETTS
            TAXABLE INCOME*                  AND
                                             FEDERAL              TAX-EXEMPT YIELD
                                            TAX     ----------------------------------------------
SINGLE                     JOINT            RATE*    *2%    3%    4%     5%    6%   7%     8%    9%
        ----------------------------------------------------------------------------------------------------------------
-
                                                                        EQUIVALENT TAXABLE YIELD
                                                        C>
$ 0   -  23,350                    $ 0 -  39,000          25.20%  2.67% 4.01% 5.35% 6.68%  8.02% 9.36%    10.70%    12.03%
23,351 - 56,550                    39,001 - 94,250        36.64   3.16  4.73  6.31  7.89   9.47 11.05     12.63     14.20
56,551 - 117,950                   *** 94,251- 143,600      ***  39.28  3.29  4.94  6.59   8.23  9.88     11.53     13.1814.82
117,951 - 256,500                  *** 143,601-256,500      ***  43.68  3.55  5.33  7.10   8.88 10.65     12.43     14.2015.98
256,501 and over                   ***256,501 and over      ***  46.85  3.76  5.64  7.53   9.41 11.29     13.17     15.0516.93
 --------------------------------------------------------------------------------------------------------------------
*   This amount represents taxable income as defined in the Code. It is assumed that taxable income as defined in the
    Code is the same as under the Massachusetts personal income tax law. However, Massachusetts taxable income may
    differ due to differences in exemptions, itemized deductions, and other      items.
**  For federal tax purposes, these combined rates reflect the applicable marginal rates on taxable income in effect for 1995. For Massachusetts tax purposes, these rates reflect the 12% Massachusetts rate applied to non-
    Massachusetts bank interest. (These combined rates include the effect of deducting state taxes on your federal return.)
*** The amount of taxable income in this bracket may be affected by the phase-out of personal exemptions and the limitation on itemized deductions, based on adjusted gross income, under the Code.
/TABLE

Michigan fund
                                       1995
                                       COMBINED
                                       MICHIGAN                   TAX-EXEMPT YIELD
            TAXABLE INCOME*          AND FEDERAL    --------------------------------------------------
                                         TAX
     SINGLE             JOINT           RATE    **      2%     3%    4%    5%     6%    7%   8%   9%
 ----------------------------------------------------------------------------------------------------------------

                                                 EQUIVALENT TAXABLE YIELD
$    0 - 23,350                 $0 - 39,000            18.74% 2.46% 3.69% 4.92%  6.15% 7.38% 8.61%9.84%    11.08%
23,351 - 56,550                 39,001 - 94,250        31.17  2.91  4.36  5.81   7.26  8.72 10.1711.62     13.08
56,551-117,950                  *** 94,251-143,600       *** 34.04  3.03  4.55   6.06  7.58  9.1010.61     12.1313.64
117,951-256,500                 ***143,601-256,500       *** 38.82  3.27  4.90   6.54  8.17  9.8111.44     13.0814.71
 over 256,500 ***   over 256,500  ***   42.26   3.46    5.20  6.93  8.66 10.39  12.12 13.85 15.59
 ----------------------------------------------------------------------------------------------------------------

   *  This amount represents taxable income as defined in the Code .
      It is assumed that taxable income as defined in the Code is the same as under the Michigan personal income tax law, however, Michigan taxable income may differ due to differences in exemptions, itemized deductions, and other items.
  **  For federal tax purposes, these combined rates reflect the applicable marginal rates on taxable income in effect for 1995. (These combined rates include the effect of deducting state taxes on your Federal return.)
 ***  The amount of taxable income in this bracket may be affected by the phase-out of personal exemptions and the limitation on itemized deductions, based on adjusted gross income, under the Code.

/TABLE

Minnesota fund
                                          1995
                                        COMBINED
                                        MINNESOTA
                                       AND FEDERAL                TAX-EXEMPT YIELD
            TAXABLE INCOME*               TAX  -------------------------------------------------------
      SINGLE               JOINT         RATE**     2%     3%    4%   5%    6%    7%    8%     9%
 ---------------------------------------------------------------------------------------------------------------------
                                                             EQUIVALENT TAXABLE YIELD

   $ 0 - 15,620                    $0 - 22,840          20.10% 2.50%3.75%5 .01%  6.26% 7.51%  8.76%10.01%    11.26%
  15,621 - 23,350    22,841- 39,000       21.80   2.56   3.84  5.126 .39  7.67   8.95 10.23  11.51
  23,351 - 51,330    39,001- 90,760       33.76   3.02   4.53  6.047 .55  9.06  10.57 12.08  13.59
  51,331 - 56,550    90,761- 94,250       34.12   3.04   4.55  6.077 .59  9.11  10.63 12.14  13.66
 56,551 - 117,950*** 94,251-143,600  ***  36.87  3 .17   4.75  6.34 7.92  9.50  11.09 12.67  14.26
117,951 - 256,500***  143,601-256,500       ***  41.44  3 .42  5.12 6.83  8.54  10.25 11.95  13.66 15.37
 256,501 and over*** 256,501 and over       ***  44.73   3.62  5.43 7.24  9.05  10.8612 .67  14.47 16.28
 --------------------------------------------------------------------------------------------------------------------

   *  This amount represents taxable income as defined in the         Code        . It is assumed that taxable income
as defined in the
              Code is the same as under the Minnesota personal income tax law. However, Minnesota taxable income may differ due to differences in exemptions, itemized deductions, and other items.
  **  For federal tax purposes, these combined rates reflect the applicable marginal rates on taxable income         in
      effect for 1995. (These combined rates include the effect of deducting state taxes on your Federal return.)
 ***  The amount of taxable income in this bracket may be affected by the phase-out of personal exemptions and the limitation on itemized deductions, based on adjusted gross income, under the Code.

   /TABLE

New Jersey fund
                                           1995
                                         COMBINED
               TAXABLE INCOME*           NEW JERSEY                 TAX EXEMPT YIELD :
           -----------------------          AND                 ---------------------------------------------
                                          FEDERAL
         SINGLE               JOINT      TAX RATE**   2%   3%      4%      5%      6%       7%     8%    9%
 ------------------------------    -------------------------------------------------------------------------------------
-----
$     0 - 20,000    0 - 20,000            16.45%  2.39%  3.59%  4 .79%   5.98%   7.18%  8 .38%   9.57%  10.77%
20,001 -  23,350    20,001 -  39,000      16.81   2.40   3.61   4.81    6.01    7.21   8 .41    9.62   10.82
23,351 -  35,000    39,001 -  50,000      29.53   2.84   4.26    5.68    7.10    8.51   9 .9311.3512.77
50,001 -  70,000
                          30.14   2.86   4.29    5.73    7.16    8.59   10.02  11 .45   12.88
35,001 -  40,000    70,001 -  80,000      31.06   2.90   4.35    5.80    7.25    8.70   10.15    11 .6013.05
40,001 -  56,550    80,001 -  94,250      32.33   2.96   4.43    5.91    7.39    8.87  10 .3411.8213.30
56,551 -  75,000    94,251 - 143,600      35.15   3.08   4.63    6.17    7.71    9.25   10.79    12 .3413.88
75,001 - 117,950                           35.543.10  4 .65    6.21    7.76    9.31  10 .86   12.41   13.96
143,601 - 150,000       39.85   3.32   4.99    6.65    8.31    9.97   11.64  13 .30   14.96
17,951 - 256,500  150,001 - 256,500          40.21  3.35    5.02    6.69    8.36   10.04   11.71    13 .3815.05
    over 256,500    over 256,500           43.57   3.54   5.32    7.09    8.86   10.63   12.41  14 .18   15.95
 ----------------------------------------------------------------------------------------------------------------
-
*    This amount represents taxable income as defined in the Code.  It is assumed that taxable income as defined in the
Code is the same as under the New Jersey State Gross Income Tax law.  However, New Jersey taxable income may differ due to differences in exemptions, itemized deductions, and other items.
**   For federal tax purposes, these combined rates reflect the applicable marginal rates on taxable income in effect for 1995.  These rates include the effect of deducting state taxes on your Federal return.
***   The amount of taxable income of this bracket may be affected by the phase-out of personal exemptions and the limitation on itemized deductions under the Code.

 /TABLE

 Ohio fund
                                           1995
                                        COMBINED
                                          OHIO
                                  AND     FEDERAL                  TAX-EXEMPT YIELD
            TAXABLE INCOME*               TAX      ----------------------------------------------------------
      SINGLE               JOINT        RATE     **  2%    3%   4%     5%     6%     7%      8%     9%
 ----------------------------------------------------------------------------------------------------------------------
                                                              EQUIVALENT TAXABLE YIELD

 $      0 - 5,000         0 - 5,000      15 .63%  2 .37%      3 .56%      4 .74%  5 .93% 7 .11%  8 .30%    9 .48%   10 .67%
   5,001 - 10,000    5,001 - 10,000      16 .26   2 .39 3 .58 4 .78 5 .97 7 .17   8 .36  9 .55  10 .75
  10,001 - 15,000   10,001 - 15,000      17 .53   2 .43 3 .64 4 .85 6 .06 7 .28   8 .49  9 .70  10 .91
  15,001 - 20,000   15,001 - 20,000      18 .16   2 .44 3 .67 4 .89 6 .11 7 .33   8 .55  9 .77  11 .00
  20,001 - 23,350   20,001 - 39,000      18 .79   2 .46 3 .69 4 .93 6 .16 7 .39   8 .62  9 .85  11 .06
  23,351 - 40,000   39,001 - 40,000      31 .21   2 .91 4 .36 5 .81 7 .27 8 .72  10 .18 11 .63  13 .08
  40,001 - 56,550   40,001 - 80,000      31 .74   2 .93 4 .40 5 .86 7 .33 8 .79  10 .26 11 .72  13 .19
                    80,001 - 94,250      32 .28   2 .95 4 .43 5 .91 7 .38 8 .86  10 .34 11 .81  13 .29
 56,551 -  80,000                        34 .59   3 .06 4 .59 6 .12 7 .64 9 .17  10 .70 12 .23  13 .76
 80,001 - 100,000    94,251-100,000      35 .10   3 .08 4 .62 6 .16 7 .70 9 .25  10 .79 12 .33  13 .87
 100,001 - 117,950*** 100,001-143,600        *** 35 .76 3 .11 4 .67 6 .23 7 .78   9 .34 10 .90  12 .45    14 .01
 117,951 - 200,000*** 143,601-200,000        *** 40 .42 3 .36 5 .03 6 .71 8 .39  10 .07 11 .75  13 .43    15 .10
 200,001 - 256,500*** 200,001-256,500        *** 40 .80 3 .38 5 .07 6 .76 8 .45  10 .14 11 .82  13 .51    15 .20
     over 256,500***  over 256,500***            44 .13 3 .58 5 .37 7 .16 8 .95  10 .74 12 .53  14 .32    16 .11
 ----------------------------------------------------------------------------------------------------------------------
   *   This amount represents taxable income as defined in the     the Code     .          It is assumed that taxable
income as defined in
       the Code is the same as under the Ohio personal income tax law, however, Ohio taxable income may differ due to differences in exemptions, itemized deductions, and other items.
  **   For federal tax purposes, these combined rates reflect the applicable marginal rates on taxable income in effect for 1995. These rates include the effect of deducting state taxes on your Federal return.
 ***   The amount of taxable income in this bracket may be affected by the phase-out of personal exemptions and the limitation on itemized deductions, based on adjusted gross income, under the Code.
    /TABLE

 Pennsylvania fund

                                              1995
                                       COMBINED MARGINAL
            TAXABLE INCOME*               PENNSYLVANIA                           TAX-EXEMPT YIELD:
        ------------------------              AND              ------------------------------------------------------
                                          FEDERAL TAX
      SINGLE               JOINT             RATE**     2%      3%       4%    5%      6%       7%      8%        9%
 -----------------------------------------------------------------------------------------------------------------------
-                                                      EQUIVALENT TAXABLE YIELD IF DOUBLE TAX-EXEMPT:
   $0-$23,350             $0-39,000         17 .38% 2 .42%  3 .63%   4 .84%   6 .05%   7 .26%  8 .47%  9 .68% 10 .89%
 $23,351-$56,550       $39,001-$94,250        30 .02    2 .86    4 .29    5 .72   7 .14   8 .57  10 .00    11 .43    12 .86
 $56,551-$117,950 *** $94,251-$143,600       ***  32 .93    2 .98    4 .47   5 .96   7 .45   8 .95    10 .44    11 .93 13 .42
 $117,951-$256,500*** $143,601-$256,500      ***  37 .79    3 .21    4 .82   6 .43   8 .04   9 .64    11 .25    12 .86 14 .47
  over $256,501   ***  over $256,501         ***  41 .29    3 .41    5 .11   6 .81   8 .52  10 .22    11 .92    13 .63 15 .33
 --------------------------------------------------------------------------------------------------------- -------------
-
 *   This amount represents "taxable income" as defined in the Code and the Pennsylvania income tax law.  Pennsylvania taxable income may differ due to differences in exemptions, itemized deductions, and other items.
 **  For federal income tax purposes these combined rates reflect the marginal rates on taxable income in effect for
    1995.  For Pennsylvania personal income tax purposes the combined rates reflect tax rates in effect for 1995.
    (These combined rates reflect the effect of deducting state taxes on the Federal return.)
 ***      The amount of taxable income in this bracket may be affected by the phase-out of personal exemptions and the limitation on itemized deductions under the Code.
 /TABLE

 Of course, there is no assurance that      a fund     will
achieve any specific tax-exempt yield.  While it is expected that
each      fund     will invest principally in obligations which
pay interest exempt from federal income tax and personal income
tax of its respective state, other income received by      a
fund     may be taxable.  The tables do not take into account any
federal alternative minimum taxes or state or local taxes payable
on each      fund's     distributions except for the personal
income tax of its respective state         .

  ADDITIONAL OFFICERS

 In addition to the persons listed as officers of      a fund
in Part II of this      SAI     , the following persons as noted
below are also officers of      one or more funds and Vice
Presidents of certain of the Putnam funds     .  Officers of
Putnam Management hold the same offices in Putnam Management's parent company, Putnam Investments, Inc.

 GARY N. COBURN, Vice President.  Senior Managing Director of
Putnam Management.

 JAMES E. ERICKSON, Vice President.  Managing Director of Putnam
Management.

     BLAKE E. ANDERSON,     Vice President          . Senior Vice
President of Putnam Management.

     TRIET M. NGUYEN,      Vice President          . Senior Vice
President of Putnam Management.

    HOWARD K. MANNING,      Vice President          .  Senior
Vice President of Putnam Management.

     RICHARD P. WYKE, Vice President.  Senior     Vice President
of          Putnam      Management.

 LESLIE J. BURKE,  Vice President. Vice President of Putnam
Management. Prior to 1992, Ms. Burke was a Research Associate and
Municipal Bond Trader at Fidelity Management and Research
Company.

 JAMES M. PRUSKO, Vice President. Assistant Vice President of
Putnam Management. Prior to 1992, Mr Prusko was a Sales and
Trading Associate at Salomon Brothers.

      INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

 Coopers & Lybrand L.L.P.    , One Post Office Square, Boston, MA
02109,     are the independent accountants      for the Arizona
fund,     Michigan      fund, New Jersey fund and Ohio fund,
and Price Waterhouse LLP    , 160 Federal Street, Boston, MA
02110,     are the independent accountants      for the Florida
fund,     Massachusetts      fund,     Minnesota      fund and
Pennsylvania fund     , each providing audit services, tax return
review services and assistance and consultation in connection with the review of various Securities and Exchange Commission
filings. The Report of Independent Accountants    , financial
highlights     and financial statements included in each
fund's     Annual Report for the fiscal year ended May 31,
1995     , filed electronically on      the following dates     ,
are incorporated by reference into this      SAI:

                                     Date filed
 Fund                                File
No.  with SEC
 _________________________________________________________

 Arizona fund       811-6258         7/28/95
 Florida fund       811-6129         7/31/95
 Massachusetts      fund             811-
4518                7/27/95
 Michigan fund      811-4529         8/4/95
 Minnesota      fund                 811-
4527                7/27/95
 New Jersey fund    811-5977         7/28/95
 Ohio fund          811-4528         8/1/95
 Pennsylvania fund  811-5802         7/28/95

 The financial highlights     included in the      prospectus and
incorporated by reference into this SAI     and the financial
statements incorporated by reference into the      prospectus and
this SAI     have been so included and incorporated in reliance
upon the reports of     Coopers & Lybrand, L.L.P. (for the
Arizona, Michigan, New Jersey and Ohio funds) and     Price
Waterhouse LLP     (for the Florida, Massachusetts, Minnesota and
Pennslyvania funds)     ,  independent accountants, given on the
authority of said      firms     as experts in auditing and
accounting.

                             TABLE OF CONTENTS


MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . . . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-22

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-27

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . .II-36

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . .II-38

DISTRIBUTION PLAN. . . . . . . . . . . . . . . . . . . . . . . . . . .II-49

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . .II-49

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . . . . . .II-55

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . . . . . .II-55

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . .II-55

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . . . . . .II-56

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . . . . . .II-57

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-62

                             THE PUTNAM FUNDS
                STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                                  PART II

The following information applies generally to your Fund and to the other Putnam funds. In certain cases the discussion applies to some but not all of the funds or their shareholders, and you should refer to your Prospectus to determine whether the matter is applicable to you or your Fund. You will also be referred to
Part I for certain information applicable to your particular Fund. Shareholders who purchase shares at net asset value through employer-sponsored defined contribution plans should also consult their employer for information about the extent to which the matters described below apply to them.

MISCELLANEOUS INVESTMENT PRACTICES

YOUR FUND'S PROSPECTUS STATES WHICH OF THE FOLLOWING INVESTMENT
PRACTICES ARE AVAILABLE TO YOUR FUND.  THE FACT THAT YOUR FUND IS
AUTHORIZED TO ENGAGE IN A PARTICULAR PRACTICE DOES NOT
NECESSARILY MEAN THAT IT WILL ACTUALLY DO SO.  YOU SHOULD
DISREGARD ANY PRACTICE DESCRIBED BELOW WHICH IS NOT MENTIONED IN
THE PROSPECTUS.

SHORT-TERM TRADING

In seeking the Fund's objective, Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. In deciding whether to sell a portfolio security, Putnam Management does not consider how long the Fund has owned the security. From time to time the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the Fund's portfolio.

LOWER-RATED SECURITIES

The Fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"), to the extent described in the Prospectus. The lower ratings of certain securities held by the Fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund's ability to sell its securities at prices approximating the values the Fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the Fund may be unable at times to establish the fair value of such securities. The rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's Corporation (or by any other nationally recognized securities rating organization) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See the Prospectus or Part I of this Statement for a description of security ratings.

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of the Fund's assets. Conversely, during periods of rising interest rates, the value of the Fund's assets will generally decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.
Changes in the value of portfolio securities generally will not affect cash income derived from such securities, but will affect the Fund's net asset value. The Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although Putnam Management will monitor the investment to determine whether its retention will assist in meeting the Fund's investment objective.

At times, a substantial portion of the Fund's assets may be invested in securities as to which the Fund, by itself or together with other funds and accounts managed by Putnam Management and its affiliates, holds a major portion or all of such securities. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund's net asset value. In order to enforce its rights in the event of a default under such securities, the Fund may be required to take possession of and manage assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the Fund's net asset value. In the case of tax-exempt funds, any income derived from the Fund's ownership or operation of such assets would not be tax-exempt. In addition, the Fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the Fund may exercise its rights by taking possession of such assets.

Certain securities held by the Fund may permit the issuer at its option to "call", or redeem, its securities. If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

If the Fund's Prospectus describes so-called "zero-coupon" bonds and "payment-in-kind" bonds as possible investments, the Fund may invest without limit in such bonds unless otherwise specified in the Prospectus. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon bonds do not pay current interest, their value is subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, the Fund is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Fund could be required at times to liquidate investments in order to satisfy its dividend requirements.

The amount of information about the financial condition of an issuer of tax exempt securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. Therefore, to the extent the Fund invests in tax exempt securities in the lower rating categories, the achievement of the Fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the Fund were investing in securities in the higher rating categories.

INVESTMENTS IN MISCELLANEOUS FIXED INCOME SECURITIES

Unless otherwise specified in the Prospectus or elsewhere in this SAI, if the Fund may invest in inverse floating obligations, premium securities, or interest-only or principal-only classes of mortgage-backed securities, it may do so without limit. The Fund, however, currently does not intend to invest more than 15% of its assets in inverse floating obligations under normal market conditions.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the Fund to exercise voting rights on any matters materially affecting the investment. The Fund may also call such loans in order to sell the securities.

FORWARD COMMITMENTS

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Fund holds, and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The Fund may realize short-term profits or losses upon the sale of forward commitments.

The Fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements up to the limit specified in the Prospectus. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. Putnam Management will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on optionable securities held in its portfolio, when in the opinion of Putnam Management such transactions are consistent with the Fund's investment objectives and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin", or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the Fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

RISK FACTORS IN OPTIONS TRANSACTIONS

The successful use of the Fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the Fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the Fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the Fund and assets held to cover OTC options written by the Fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the Fund's ability to invest in illiquid securities.

FUTURES CONTRACTS AND RELATED OPTIONS

Subject to applicable law, and unless otherwise specified in the Prospectus, the Fund may invest without limit in the types of futures contracts and related options identified in the Prospectus. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. In general 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a contract, the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government Securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin", to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the Fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the Fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

The Fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

OPTIONS ON FUTURES CONTRACTS. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. Options on future contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The Fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to Putnam Management's ability to predict movements in the direction of interest rates and other factors affecting securities markets. For example, if the Fund has hedged against the possibility of decline in the values of its investments and the values of its investments increase instead, the Fund will lose part or all of the benefit of the increase through payments of daily maintenance margin. The Fund may have to sell investments at a time when it may be disadvantageous to do so in order to meet margin requirements.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or
(vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. If the Fund invests in tax-exempt securities issued by a governmental entity, the Fund may purchase and sell futures contracts and related options on U.S. Treasury securities when, in the opinion of Putnam Management, price movements in Treasury security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by the Fund is subject to Putnam Management's ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the Fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect tax-exempt securities held in its portfolio, and the prices of the Fund's tax-exempt securities increase instead as a result of a decline in interest rates, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities. For example, if the Fund has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of its tax-exempt securities decrease, the Fund would incur losses on both the Treasury security futures contracts written by it and the tax-exempt securities held in its portfolio. Putnam Management will seek to reduce this risk by monitoring movements in markets for U.S. Treasury security futures and options and for tax-exempt securities closely. The Fund will only purchase or sell Treasury security futures or related options when, in the opinion of Putnam Management, price movements in Treasury security futures and related options will correlate closely with price movements in tax-exempt securities in which the Fund invests.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective. The Fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's Composite 500 Stock Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If the Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the Fund will lose $1,000 (500 units x loss of $2).

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. Putnam Management will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to Putnam Management's ability to predict movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by Putnam Management may still not result in a successful hedging transaction over a short time period.

OPTIONS ON STOCK INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES

As an alternative to purchasing call and put options on index futures, the Fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

INDEX WARRANTS

The Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.

The Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

FOREIGN SECURITIES

Under its current policy, which may be changed without shareholder approval, the Fund may invest up to the limit of its total assets specified in its Prospectus in securities principally traded in markets outside the United States. Eurodollar certificates of deposit are excluded for purposes of this limitation. Foreign investments can be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. To hedge against possible variations in foreign exchange rates, the Fund may purchase and sell forward foreign currency contracts. These represent agreements to purchase or sell specified currencies at specified dates and prices. The Fund will only purchase and sell forward foreign currency contracts in amounts Putnam Management deems appropriate to hedge existing or anticipated portfolio positions and will not use such forward contracts for speculative purposes. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a subcustodian.

FOREIGN CURRENCY TRANSACTIONS

Unless otherwise specified in the Prospectus, the Fund may engage without limit in currency exchange transactions, as well as foreign currency forward and futures contracts, to protect against uncertainty in the level of future currency exchange rates. In addition, the Fund may write covered call and put options on foreign currencies for the purpose of increasing its current return.

Generally, the Fund may engage in both "transaction hedging" and "position hedging". When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the Fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the Fund the right to purchase the currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and on foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

The Fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The Fund receives a premium from writing a call or put option, which increases the Fund's current return if the option expires unexercised or is closed out at a net profit. The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The Fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the Fund. Cross hedging transactions by the Fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee.
The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

FOREIGN CURRENCY OPTIONS. In general, options on foreign currencies operate similarly to options on securities and are subject to many similar risks. Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Community's European Monetary System.

The Fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments. For example, settlement of transactions involving foreign securities or foreign currency may occur within a foreign country, and the Fund may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

RESTRICTED SECURITIES

The SEC Staff currently takes the view that any designation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the Funds) must be pursuant to written procedures established by the Trustees. It is the present intention of the Funds' Trustees that, if the Trustees decide to delegate such determinations to Putnam Management or another person, they would do so pursuant to written procedures, consistent with the Staff's position. Should the Staff modify its position in the future, the Trustees would consider what action would be appropriate in light of the Staff's position at that time.

TAXES

TAXATION OF THE FUND. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:

(a) Derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stock or securities and certain options, futures contracts, forward contracts and foreign currencies) held for less than three months;

(c) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(d) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If the Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

EXEMPT-INTEREST DIVIDENDS. The Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the Fund properly designates as exempt-interest dividends are treated by shareholders as interest excludable from their gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. If the Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures, and options contracts on financial futures, tax-exempt bond indices, and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

A Fund which is qualified to pay exempt-interest dividends will inform investors within 60 days of the Fund's fiscal year-end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

HEDGING TRANSACTIONS. If the Fund engages in transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

Under the 30% of gross income test described above (see "Taxation of the Fund"), the Fund will be restricted in selling assets held or considered under Code rules to have been held for less than three months, and in engaging in certain hedging transactions (including hedging transactions in options and futures) that in some circumstances could cause certain Fund assets to be treated as held for less than three months.

Certain of the Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), and thereafter as a return of capital or as gain from the sale or exchange of a capital asset, as the case may be. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

SECURITIES ISSUED OR PURCHASED AT A DISCOUNT. The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

CAPITAL LOSS CARRYOVER. The amounts and expiration dates of any capital loss carryovers available to the Fund are shown in Note 1 (Federal income taxes) to the financial statements included in
Part I of this Statement or incorporated by reference into this Statement.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the Fund's assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Investment by the Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

SALE OR REDEMPTION OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months, and otherwise as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

BACKUP WITHHOLDING. The Fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number
(TIN), who has underreported dividends or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Shareholders who fail to furnish their currect TIN are subject to a penalty of $50 for each such failure unless the failure is due to reasonable cause and not wilful neglect.
An individual's taxpayer identification number is his or her social security number.

MANAGEMENT

TRUSTEES

*+GEORGE PUTNAM, Chairman and President. Chairman and Director of Putnam Management and Putnam Mutual Funds. Director, The Boston Company, Inc., Boston Safe Deposit and Trust Company, Freeport-McMoRan, Inc., General Mills, Inc., Houghton Mifflin Company, Marsh & McLennan Companies, Inc. and Rockefeller Group, Inc.

+WILLIAM F. POUNDS, Vice Chairman.  Professor of Management,
Alfred P. Sloan School of Management, Massachusetts Institute of
Technology.  Director of  EG&G, Inc., Fisher Price, Inc., IDEXX,
M/A-COM, Inc., and Sun Company, Inc.

JAMESON A. BAXTER, Trustee. President, Baxter Associates, Inc.
(consultants to management). Director of Avondale Federal Savings
Bank, ASHTA Chemicals, Inc. and Banta Corporation. Chairman of the Board of Trustees, Mount Holyoke College.

+HANS H. ESTIN, Trustee.  Vice Chairman, North American
Management Corp. (a registered investment adviser). Director of The Boston Company, Inc. and Boston Safe Deposit and Trust
Company.

ELIZABETH T. KENNAN, Trustee.  President Emeritus and Professor,
Mount Holyoke College.  Director, the Kentucky Home Life
Insurance Companies, NYNEX Corporation, Northeast Utilities and
Talbots and Trustee of the University of Notre Dame.

*LAWRENCE J. LASSER, Trustee and Vice President. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Investment Management, Inc. Director of Marsh & McLennan Companies, Inc. Vice President of the Putnam funds.

JOHN A. HILL, Trustee.  Chairman and Managing Director, First
Reserve Corporation (a registered investment adviser).  Director,
Lantana Corporation, Maverick Tube Corporation, Snyder Oil
Corporation and various First Reserve Funds.

+ROBERT E. PATTERSON, Trustee.  Executive Vice President, Cabot
Partners Limited Partnership (a registered investment adviser).

*DONALD S. PERKINS, Trustee. Director of various corporations, including American Telephone & Telegraph Company, AON Corp., Cummins Engine Company, Inc., Illinois Power Company, Inland Steel Industries, Inc., Kmart Corporation, LaSalle Street Fund, Inc., Springs Industries, Inc., TBG, Inc. and Time Warner Inc.

*#GEORGE PUTNAM, III, Trustee.  President, New Generation
Research, Inc. (publisher of bankruptcy information).  Director,
World Environment Center.

ELI SHAPIRO, Trustee. Alfred P. Sloan Professor of Management, Emeritus, Alfred P. Sloan School of Management, Massachusetts Institute of Technology. Director of Nomura Dividend Fund, Inc. (a privately held registered investment company managed by Putnam Management) and former Trustee of the Putnam funds (1984-1990).

*A.J.C. SMITH, Trustee.  Chairman, Chief Executive Officer and
Director, Marsh & McLennan Companies, Inc.

W. NICHOLAS THORNDIKE, Trustee. Director of various corporations and charitable organizations, including Courier Corporation and Providence Journal Co. Also, Trustee and President of
Massachusetts General Hospital and Trustee of Bradley Real Estate
Trust and Eastern Utilities Associates.

OFFICERS

CHARLES E. PORTER, Executive Vice President. Managing Director of Putnam Investments, Inc. and Putnam Investment Management,
Inc. Executive Vice President of the Putnam funds.

PATRICIA C. FLAHERTY, Senior Vice President.  Senior Vice
President of Putnam Investments, Inc. and Putnam Investment
Management, Inc.

WILLIAM N. SHIEBLER, Vice President.  Director and Senior
Managing Director of Putnam Investments, Inc.  President, Chief
Operating Officer and Director of Putnam Mutual Funds.  Vice
President of the Putnam funds.

GORDON H. SILVER, Vice President.  Senior Managing Director of
Putnam Investments, Inc. and Putnam Investment Management, Inc.
Director, Putnam Investments, Inc. and Putnam Investment
Management, Inc.  Vice President of the Putnam funds.

JOHN R. VERANI, Vice President.  Senior Vice President of Putnam
Investments, Inc. and Putnam Investment Management, Inc.  Vice
President of the Putnam funds.

PAUL M. O'NEIL, Vice President.  Vice President of Putnam
Investments, Inc. and Putnam Investment Management, Inc.  Vice
President of the Putnam funds.

JOHN D. HUGHES, Vice President and Treasurer.  Vice President and
Treasurer of the Putnam funds.

KATHERINE HOWARD, Assistant Vice President.  Assistant Vice
President of the Putnam funds.

BEVERLY MARCUS, Clerk and Assistant Treasurer.  Clerk and
Assistant Treasurer of the Putnam funds.

*Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the Fund, Putnam Management or Putnam Mutual Funds.

+Members of the Executive Committee of the Trustees. The Executive Committee meets between regular meetings of the Trustees as may be required to review investment matters and other affairs of the Fund and may exercise all of the powers of the Trustees.

#George Putnam, III is the son of George Putnam.

                       -----------------

Certain other officers of Putnam Management are officers of your Fund. SEE "ADDITIONAL OFFICERS OF THE FUND" IN PART I OF THIS STATEMENT. The mailing address of each of the officers and Trustees is One Post Office Square, Boston, Massachusetts 02109.

Except as stated below, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers. Prior to January, 1992, Ms. Baxter was Vice President and Principal, Regency Group, Inc. and Consultant, The First Boston Corporation. Prior to May, 1991, Dr. Pounds was Senior Advisor to the Rockefeller Family and Associates, Chairman of Rockefeller Trust Company and Director of Rockefeller Group, Inc. During the past five years Dr. Shapiro has provided economic and financial consulting services to various clients. Prior to November, 1990, Mr. Shiebler was President and Chief Operating Officer of the Intercapital Division of Dean Witter Reynolds, Inc., Vice President of the Dean Witter Funds and Director of Dean Witter Trust Company.

Each Trustee of the Fund receives an annual fee and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. All of the Trustees are Trustees of all the Putnam funds and each receives fees for his or her services. FOR DETAILS OF TRUSTEES' FEES PAID BY THE FUND, SEE "FUND CHARGES AND EXPENSES" IN PART I OF THIS STATEMENT.

The Agreement and Declaration of Trust of the Fund provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Trustee of any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust
Company are subsidiaries of Putnam Investments, Inc., a holding company which is in turn wholly owned by Marsh & McLennan
Companies, Inc., a publicly owned holding company whose principal operating subsidiaries are international insurance and reinsurance brokers, investment managers and management consultants.

Trustees and officers of the Fund who are also officers of Putnam Management or its affiliates or who are stockholders of Marsh & McLennan Companies, Inc. will benefit from the advisory fees, sales commissions, distribution fees (if any), custodian fees and transfer agency fees paid or allowed by the Fund.

PUTNAM MANAGEMENT

Putnam Management is one of America's oldest and largest money management firms. Putnam Management's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the Fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937. Today, the firm serves as the investment manager for the funds in the Putnam Family, with over $67 billion in assets in over 4.1 million shareholder accounts at December 31, 1994.
An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers. At December 31, 1994, Putnam Management and its affiliates managed over $95 billion in assets, including over $15 billion in tax exempt securities and over $36 billion in retirement plan assets.

THE MANAGEMENT CONTRACT

Under a Management Contract between the Fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the Fund and makes investment decisions on behalf of the Fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the Fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the Fund's net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the Fund's portfolio securities. Putnam Management may place Fund portfolio transactions with broker-dealers which furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the Fund and other clients. In so doing, Putnam Management may cause the Fund to pay greater brokerage commissions than it might otherwise pay.

FOR DETAILS OF PUTNAM MANAGEMENT'S COMPENSATION UNDER THE MANAGEMENT CONTRACT, SEE "FUND CHARGES AND EXPENSES" IN PART I OF THIS STATEMENT. Putnam Management's compensation under the Management Contract may be reduced in any year if the Fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified for offer or sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, and generally, excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the Fund has a Distribution Plan, payments made under such Plan. The only such limitation as of the date of this Statement (applicable to any Fund registered for sale in California) was 2.5% of the first $30 million of average net assets, 2% of the next $70 million and 1.5% of any excess over $100 million.

Under the Management Contract, Putnam Management may reduce its compensation to the extent that the Fund's expenses exceed such lower expense limitation as Putnam Management may, by notice to the Fund, declare to be effective. The expenses subject to this limitation are exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expenses and, if the Fund has a Distribution Plan, payments required under such Plan. THE TERMS OF ANY EXPENSE LIMITATION FROM TIME TO TIME IN EFFECT ARE DESCRIBED IN EITHER THE PROSPECTUS OR PART I OF THIS STATEMENT.

In addition to the fee paid to Putnam Management, the Fund reimburses Putnam Management for the compensation and related expenses of certain officers of the Fund and their assistants who provide certain administrative services for the Fund and the other funds in the Putnam Family, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees. THE AMOUNT OF THIS REIMBURSEMENT FOR THE FUND'S MOST RECENT FISCAL YEAR IS INCLUDED IN "FUND CHARGES AND EXPENSES" IN PART I OF THIS STATEMENT. Putnam Management pays all other salaries of officers of the Fund. The Fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Fund pays the cost of typesetting for its Prospectuses and the cost of printing and mailing any Prospectuses sent to its shareholders. Putnam Mutual Funds pays the cost of printing and distributing all other Prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the Fund or to any shareholder of the Fund for any act or omission in the course of or connected with rendering services to the Fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the Fund, or by Putnam Management, on 30 days' written notice. It may be amended only by a vote of the shareholders of the Fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not "interested persons" of Putnam Management or the Fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. Investment decisions for the Fund and for the other investment advisory clients of Putnam Management and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Putnam Management's opinion is equitable to each and in accordance with the amount being purchased or sold by each.
There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES. Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by funds investing primarily in tax-exempt securities and certain other fixed-income securities will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, those funds would not ordinarily pay significant brokerage commissions with respect to securities transactions. SEE "FUND CHARGES AND EXPENSES" IN
PART I OF THIS STATEMENT FOR INFORMATION CONCERNING COMMISSIONS
PAID BY THE FUND.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Putnam Management receives brokerage and research services and other similar services from many broker-dealers with which Putnam Management places the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by Putnam Management's managers and analysts. Where the services referred to above are not used exclusively by Putnam Management for research purposes, Putnam Management, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because Putnam Management and its affiliates receive these services even though Putnam Management might otherwise be required to purchase some of these services for cash.

Putnam Management places all orders for the purchase and sale of portfolio investments for the Fund and buys and sells investments for the Fund through a substantial number of brokers and dealers. In so doing, Putnam Management uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, Putnam Management, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, Putnam Management may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Putnam Management's authority to cause the Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. Putnam Management does not currently intend to cause the Fund to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the Fund, less any direct expenses approved by the Trustees, shall be recaptured by the Fund through a reduction of the fee payable by the Fund under the Management Contract.
Putnam Management seeks to recapture for the Fund soliciting dealer fees on the tender of the Fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, Putnam Management may consider sales of shares of the Fund (and, if permitted by law, of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

PRINCIPAL UNDERWRITER

Putnam Mutual Funds is the principal underwriter of shares of the Fund and the other continuously offered Putnam funds. Putnam Mutual Funds is not obligated to sell any specific amount of shares of the Fund and will purchase shares for resale only against orders for shares. SEE "FUND CHARGES AND EXPENSES" IN
PART I OF THIS STATEMENT FOR INFORMATION ON SALES CHARGES AND OTHER PAYMENTS RECEIVED BY PUTNAM MUTUAL FUNDS.

INVESTOR SERVICING AGENT AND CUSTODIAN

Putnam Investor Services, a division of Putnam Fiduciary Trust Company ("PFTC"), is the Fund's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Fund as an expense of all its shareholders. The fee paid to Putnam Investor Services is determined by the Trustees taking into account the number of shareholder accounts and transactions. Putnam Investor Services has won the DALBAR Quality Tested Service Seal every year since the award's 1990 inception. Over 10,000 tests of 38 separate shareholders service components demonstrated that Putnam Investor Services exceeded the industry standard in all categories.

PFTC is the custodian of the Fund's assets. In carrying out its duties under its custodian contract, PFTC may employ one or more subcustodians whose responsibilities will include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments. PFTC and any subcustodians employed by it have a lien on the securities of the Fund (to the extent permitted by the Fund's investment restrictions) to secure charges and any advances made by such subcustodians at the end of any day for the purpose of paying for securities purchased by the Fund. The Fund expects that such advances will exist only in unusual circumstances. Neither PFTC nor any subcustodian determines the investment policies of the Fund or decides which securities the Fund will buy or sell. PFTC pays the fees and other charges of any subcustodians employed by it. The Fund may from time to time pay custodial expenses in full or in part through the placement by Putnam Management of the Fund's portfolio transactions with the subcustodians or with a third-party broker having an agreement with the subcustodians. The Fund pays PFTC an annual fee based on the Fund's assets, securities transactions and securities holdings and reimburses PFTC for certain out-of-pocket expenses incurred by it or any subcustodian employed by it in performing custodial services.

SEE "FUND CHARGES AND EXPENSES" IN PART I OF THIS STATEMENT FOR
INFORMATION ON FEES AND REIMBURSEMENTS FOR INVESTOR SERVICING AND
CUSTODY RECEIVED BY PFTC.  THE FEES MAY BE REDUCED BY CREDITS
ALLOWED BY PFTC.

DETERMINATION OF NET ASSET VALUE

The Fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The Fund determines net asset value as of the close of regular trading on the Exchange, currently 4:00 p.m. However, equity options held by the Fund are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. Government securities and index options held by the Fund are priced as of their close of trading at 4:15 p.m.

Securities for which market quotations are readily available are valued at prices which, in the opinion of the Trustees or Putnam Management, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. Government securities are stated at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the class outstanding.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are stated at fair value on the basis of valuations furnished by pricing services approved by the Trustees, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

If any securities held by the Fund are restricted as to resale, Putnam Management determines their fair value following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. Government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the Investment
Company Act of 1940.

HOW TO BUY SHARES

General

The Prospectus contains a general description of how investors may buy shares of the Fund and states whether the Fund offers more than one class of shares. This Statement contains additional information which may be of interest to investors.

Class A shares and Class M shares are sold with a sales charge payable at the time of purchase (except for Class A shares and Class M shares of money market funds). As used in this Statement and unless the context requires otherwise, the term "Class A shares" includes shares of Funds that offer only one class of shares. The Prospectus contains a table of applicable sales charges. For information about how to purchase Class A shares of a Putnam fund at net asset value through an employer's defined contribution plan, please consult your employer. Certain purchases of Class A shares and Class M shares may be exempt from a sales charge or, in the case of Class A shares, may be subject to a contingent deferred sales charge ("CDSC"). See "General-- Sales without sales charges or contingent deferred sales charges", "Additional Information About Class A and Class M Shares", and "Contingent Deferred Sales Charges--Class A shares".

Class B shares and Class C shares are sold subject to a CDSC payable upon redemption within a specified period after purchase.
The Prospectus contains a table of applicable CDSCs.

Class Y shares, which are available only to employer-sponsored defined contribution plans initially investing at least $250 million in a combination of Putnam funds and other investments managed by Putnam Management or its affiliates, are not subject to sales charges or a CDSC.

Certain purchase programs described below are not available to defined contribution plans. Consult your employer for information on how to purchase shares through your plan.

The Fund is currently making a continuous offering of its shares. The Fund receives the entire net asset value of shares sold. The Fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of Class A shares and Class M shares, the public offering price is the net asset value plus the applicable sales charge, if any. No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer receives the order before the close of regular trading on the Exchange. If the dealer receives the order after the close of the Exchange, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the public offering price based on the net asset value next determined after receipt. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial and subsequent purchases must satisfy the minimums stated in the Prospectus, except that (i) individual investments under certain employee benefit plans or Tax Qualified Retirement Plans may be lower, (ii) persons who are already shareholders may make additional purchases of $50 or more by sending funds directly to Putnam Investor Services (see "Your Investing Account" below), and (iii) for investors participating in systematic investment plans and military allotment plans, the initial and subsequent purchases must be $25 or more. Information about these plans is available from investment dealers or from Putnam Mutual Funds.

As a convenience to investors, shares may be purchased through a systematic investment plan. Preauthorized monthly bank drafts for a fixed amount (at least $25) are used to purchase Fund shares at the applicable public offering price next determined after Putnam Mutual Funds receives the proceeds from the draft (normally the 20th of each month, or the next business day thereafter). Further information and application forms are available from investment dealers or from Putnam Mutual Funds.

Except for Putnam funds that declare a distribution daily, distributions to be reinvested are reinvested without a sales charge in shares of the same class as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for Putnam Tax-Free Income Trust and Putnam Preferred Income Fund are reinvested without a sales charge as of the last day of the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date. Distributions for all other Putnam funds that declare a distribution daily are reinvested without a sales charge as of the next day following the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

PAYMENT IN SECURITIES. In addition to cash, the Fund may accept securities as payment for Fund shares at the applicable net asset value. Generally, the Fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Management determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the Fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The Fund may reject in whole or in part any or all offers to pay for purchases of Fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the Fund. The Fund will only accept securities which are delivered in proper form. The Fund will not accept options or restricted securities as payment for shares. The acceptance of securities by certain Funds in exchange for Fund shares are subject to additional requirements. In the case of Putnam American Government Income Fund, Putnam Asia Pacific Growth Fund, Putnam Asset Allocation
Funds: Balanced Portfolio, Putnam Asset Allocation Funds:
Conservative Portfolio, Putnam Asset Allocation Funds: Growth Portfolio, Putnam Capital Appreciation Fund, Putnam Preferred Income Fund, Putnam Diversified Equity Trust, Putnam Equity Income Fund, Putnam Europe Growth Fund, The Putnam Fund for Growth & Income, Putnam Global Governmental Income Trust, Putnam Growth and Income Fund II, Putnam High Yield Advantage Fund, Putnam Investment Funds, Putnam Intermediate Tax Exempt Fund, Putnam Investment-Grade Bond Fund, Putnam Municipal Income Fund, Putnam Natural Resources Fund, Putnam OTC Emerging Growth Fund, Putnam Overseas Growth Fund, Putnam Tax Exempt Income Fund and Putnam Tax-Free Income Trust, transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona-fide re-organization or statutory merger and to other acquisitions of portfolio securities that meet all the following conditions: (a) such securities meet the investment objectives and policies of the Fund; (b) such securities are acquired for investment and not for resale; (c) such securities are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) such securities have a value which is readily ascertainable, as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or NASDAQ. In addition, Putnam Global Governmental Income Trust may accept only investment grade bonds with prices regularly stated in publications generally accepted by investors, such as the London Financial Times and the Association of International Bond Dealers manual, or securities listed on the New York or American Stock Exchanges or with NASDAQ, and Putnam Diversified Income Trust may accept only bonds with prices regularly stated in publications generally accepted by investors. For federal income tax purposes, a purchase of Fund shares with securities will be treated as a sale or exchange of such securities on which the investor will realize a taxable gain or loss. The processing of a purchase of Fund shares with securities involves certain delays while the Fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Mutual Funds. Investors should not send securities to the Fund except when authorized to do so and in accordance with specific instructions received from Putnam Mutual Funds.

SALES WITHOUT SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGES.
The Fund may sell shares without a sales charge or CDSC to:

     (i) current and retired Trustees of the Fund; officers of the Fund; directors and current and retired U.S. full-time employees of Putnam Management, Putnam Mutual Funds, their parent corporations and certain corporate affiliates; family members of and employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

     (ii) employee benefit plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Putnam fund sold with a sales charge) (not offered by tax-exempt funds);

     (iii) clients of administrators of tax-qualified employee benefit plans which have entered into agreements with Putnam Mutual Funds (not offered by tax-exempt funds);

     (iv) registered representatives and other employees of broker-dealers having sales agreements with Putnam Mutual Funds; employees of financial institutions having sales agreements with Putnam Mutual Funds or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of Fund shares; and their spouses and children under age 21 (Putnam Mutual Funds is regarded as the dealer of record for all such accounts);

     (v) investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by such closed-end fund;

     (vi) a trust department of any financial institution purchasing shares of the Fund in its capacity as trustee of any trust, if the value of the shares of the Fund and other Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate; and

     (vii) "wrap accounts" maintained for clients of broker-dealers, financial institutions or financial planners who have entered into agreements with Putnam Mutual Funds with respect to such accounts.

In addition, the Fund may issue its shares at net asset value in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies.

PAYMENTS TO DEALERS. Putnam Mutual Funds may, at its expense, pay concessions in addition to the payments disclosed in the Prospectus to dealers which satisfy certain criteria established from time to time by Putnam Mutual Funds relating to increasing net sales of shares of the Putnam funds over prior periods, and certain other factors.

ADDITIONAL INFORMATION ABOUT CLASS A AND CLASS M SHARES

The underwriter's commission is the sales charge shown in the Prospectus less any applicable dealer discount. Putnam Mutual Funds will give dealers ten days' notice of any changes in the dealer discount. Putnam Mutual Funds retains the entire sales charge on any retail sales made by it.

Putnam Mutual Funds offers several plans by which an investor may obtain reduced sales charges on purchases of Class A shares and Class M shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These plans may be altered or discontinued at any time.

COMBINED PURCHASE PRIVILEGE. The following persons may qualify for the sales charge reductions or eliminations shown in the Prospectus by combining into a single transaction the purchase of Class A shares or Class M shares with other purchases of any class of shares:

     (i) an individual, or a "company" as defined in Section
     2(a)(8) of the Investment Company Act of 1940 (which includes corporations which are corporate affiliates of each other);

     (ii) an individual, his or her spouse and their children under twenty-one, purchasing for his, her or their own account;

     (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code);

     (iv) tax-exempt organizations qualifying under Section
     501(c)(3) of the Internal Revenue Code (not including
     403(b) plans); and

     (v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Putnam funds (other than money market funds) purchased at the same time through a single investment dealer, if the dealer places the order for such shares directly with Putnam Mutual Funds.

CUMULATIVE QUANTITY DISCOUNT (RIGHT OF ACCUMULATION). A purchaser of Class A shares or Class M shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:

     (i) the investor's current purchase; and

     (ii) the maximum public offering price (at the close of business on the previous day) of:

             (a) all shares held by the investor in all of the Putnam funds (except money market funds); and

             (b) any shares of money market funds acquired by exchange from other Putnam funds; and

     (iii) the maximum public offering price of all shares described in paragraph (ii) owned by another shareholder eligible to participate with the investor in a "combined purchase" (see above).

To qualify for the combined purchase privilege or to obtain the cumulative quantity discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Mutual Funds with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments.

STATEMENT OF INTENTION. Investors may also obtain the reduced sales charges for Class A shares or Class M shares shown in the Prospectus for investments of a particular amount by means of a written Statement of Intention, which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the Fund or any other continuously offered Putnam fund (excluding money market funds). Each purchase of Class A shares or Class M shares under a Statement of Intention will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Statement. A Statement of Intention may include purchases of shares made not more than 90 days prior to the date that an investor signs a Statement; however, the 13-month period during which the Statement is in effect will begin on the date of the earliest purchase to be included.

An investor may receive a credit toward the amount indicated in the Statement equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns on the date of the Statement which are eligible for purchase under a Statement (plus any shares of money market funds acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or Class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount
indicated is not purchased.   When the full amount indicated has
been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge adjustment will be made unless and until the investor's dealer returns any excess commissions previously received.

To the extent that an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Mutual Funds in accordance with the Prospectus. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied.

Statements of Intention are not available for certain employee benefit plans.

Statement of Intention forms may be obtained from Putnam Mutual
Funds or from investment dealers. Interested investors should read the Statement of Intention carefully.

REDUCED SALES CHARGE FOR GROUP PURCHASES OF CLASS A SHARES. Members of qualified groups may purchase Class A shares of the Fund at a group sales charge rate of 4.5% of the public offering price (4.71% of the net amount invested). The dealer discount on such sales is 3.75% of the offering price.

To receive the group rate, group members must purchase Class A shares through a single investment dealer designated by the group. The designated dealer must transmit each member's initial purchase to Putnam Mutual Funds, together with payment and completed application forms. After the initial purchase, a member may send funds for the purchase of Class A shares directly to Putnam Investor Services. Purchases of Class A shares are made at the public offering price based on the net asset value next determined after Putnam Mutual Funds or Putnam Investor Services receives payment for the shares. The minimum investment requirements described above apply to purchases by any group member. Only Class A shares are included in calculating the purchased amount.

Qualified groups include the employees of a corporation or a sole proprietorship, members and employees of a partnership or association, or other organized groups of persons (the members of which may include other qualified groups) provided that: (i) the group has at least 25 members of which at least 10 members participate in the initial purchase; (ii) the group has been in existence for at least six months; (iii) the group has some purpose in addition to the purchase of investment company shares at a reduced sales charge; (iv) the group's sole organizational nexus or connection is not that the members are credit card holders of a company, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or security holders of a company; (v) the group agrees to provide its designated investment dealer access to the group's membership by means of written communication or direct presentation to the membership at a meeting on not less frequently than an annual basis; (vi) the group or its investment dealer will provide annual certification in form satisfactory to Putnam Investor Services that the group then has at least 25 members and that at least ten members participated in group purchases during the immediately preceding 12 calendar months; and (vii) the group or its investment dealer will provide periodic certification in form satisfactory to Putnam Investor Services as to the eligibility of the purchasing members of the group.

Members of a qualified group include: (i) any group which meets the requirements stated above and which is a constituent member of a qualified group; (ii) any individual purchasing for his or her own account who is carried on the records of the group or on the records of any constituent member of the group as being a good standing employee, partner, member or person of like status of the group or constituent member; or (iii) any fiduciary purchasing shares for the account of a member of a qualified group or a member's beneficiary. For example, a qualified group could consist of a trade association which would have as its members individuals, sole proprietors, partnerships and corporations. The members of the group would then consist of the individuals, the sole proprietors and their employees, the members of the partnerships and their employees, and the corporations and their employees, as well as the trustees of employee benefit trusts acquiring Class A shares for the benefit of any of the foregoing.

A member of a qualified group may, depending upon the value of Class A shares of the Fund owned or proposed to be purchased by the member, be entitled to purchase Class A shares of the Fund at non-group sales charge rates shown in the Prospectus which may be lower than the group sales charge rate, if the member qualifies as a person entitled to reduced non-group sales charges. Such a group member will be entitled to purchase at the lower rate if, at the time of purchase, the member or his or her investment dealer furnishes sufficient information for Putnam Mutual Funds or Putnam Investor Services to verify that the purchase qualifies for the lower rate.

Interested groups should contact their investment dealer or Putnam Mutual Funds. The Fund reserves the right to revise the terms of or to suspend or discontinue group sales at any time.

EMPLOYEE BENEFIT PLANS; INDIVIDUAL ACCOUNT PLANS. The term "employee benefit plan" means any plan or arrangement, whether or not tax-qualified, which provides for the purchase of Class A shares. The term "affiliated employer" means employers who are affiliated with each other within the meaning of Section 2(a)(3)(C) of the Investment Company Act of 1940. The term "individual account plan" means any employee benefit plan whereby
(i) Class A shares are purchased through payroll deductions or otherwise by a fiduciary or other person for the account of participants who are employees (or their spouses) of an employer, or of affiliated employers, and (ii) a separate Investing Account is maintained in the name of such fiduciary or other person for the account of each participant in the plan.

The table of sales charges in the Prospectus applies to sales to employee benefit plans, except that the Fund may sell Class A shares at net asset value to employee benefit plans, including individual account plans, of employers or of affiliated employers which have at least 750 employees to whom such plan is made available, in connection with a payroll deduction system of plan funding (or other system acceptable to Putnam Investor Services) by which contributions or account information for plan participation are transmitted to Putnam Investor Services by methods acceptable to Putnam Investor Services. The Fund may also sell Class A shares at net asset value to employee benefit plans of employers or of affiliated employers which have at least 750 employees, if such plans are qualified under Section 401 of the Internal Revenue Code.

Additional information about employee benefit plans and individual account plans is available from investment dealers or from Putnam Mutual Funds.

CONTINGENT DEFERRED SALES CHARGES

CLASS A SHARES. Class A shares purchased at net asset value by shareholders investing $1 million or more, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, are subject to a CDSC of 1.00% or 0.50%, respectively, if redeemed within the first or second year after purchase. The Class A CDSC is imposed on the lower of the cost and the current net asset value of the shares redeemed. The CDSC does not apply to shares sold without a sales charge through participant-directed qualified retirement plans and shares purchased by certain investors investing $1 million or more that have made arrangements with Putnam Mutual Funds and whose dealer of record waived the commission described in the next paragraph.

Except as stated below, Putnam Mutual Funds pays investment dealers of record commissions on sales of Class A shares of $1 million or more based on an investor's cumulative purchases of such shares, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, during the one-year period beginning with the date of the initial purchase at net asset value and each subsequent one-year period beginning with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter. On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates (including a plan sponsored by an employer with more than 750 employees), Putnam Mutual Funds pays commissions on cumulative purchases during the life of the account at the rate of 1.00% of the amount under $3 million and 0.50% thereafter. On sales at net asset value to all other participant-directed qualified retirement plans, Putnam Mutual Funds pays commissions on the initial investment and on subsequent net quarterly sales (gross sales minus gross redemptions during the quarter) at the rate of 0.15%. Money market fund shares are excluded from all commission calculations, except for determining the amount initially invested by a participant-directed qualified retirement plan. Commissions on sales at net asset value to such plans are subject to Putnam Mutual Funds' right to reclaim such commissions if the shares are redeemed within two years.

Different CDSC and commission rates may apply to shares purchased before April 1, 1994.

CLASS B AND CLASS C SHARES. Investors who set up an Automatic Cash Withdrawal Plan (ACWP) for a Class B and Class C share account (see "Plans Available To Shareholders -- Automatic Cash Withdrawal Plan") may withdraw through the ACWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to a ACWP and recalculated thereafter on a pro rata basis at the time of each ACWP payment. Therefore, shareholders who have chosen a ACWP based on a percentage of the net asset value of their account of up to 12% will be able to receive ACWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from a fund that pays income distributions monthly) for their periodic ACWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This ACWP privilege may be revised or terminated at any time.

ALL SHARES. No CDSC is imposed on shares of any class subject to a CDSC ("CDSC Shares") to the extent that the CDSC Shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions on CDSC Shares, or (iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption of CDSC Shares, CDSC Shares not subject to a CDSC are redeemed first.

The Fund will waive any CDSC on redemptions, in the case of individual or Uniform Transfers to Minors Act accounts, in case of death or disability or for the purpose of paying benefits pursuant to tax-qualified retirement plans. Such payments currently include, without limitation, (1) distributions from an IRA due to death or disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under section 401(a) or section 403(b)(7) (a "403(b) plan") of the Internal Revenue Code of 1986, as amended (the "Code"), due to death, disability, retirement or separation from service. The Fund will also waive any CDSC in the case of the death of one joint tenant. These waivers may be changed at any time. Additional waivers may apply to IRA accounts opened prior to February 1, 1994.

DISTRIBUTION PLAN

If the Fund or a class of shares of the Fund has adopted a Distribution Plan, the Prospectus describes the principal features of the Plan. This Statement contains additional information which may be of interest to investors.

Continuance of a Plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect interest in the Plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a Plan must be likewise approved by the Trustees and the Qualified Trustees. No Plan may be amended in order to increase materially the costs which the Fund may bear for distribution pursuant to such Plan without also being approved by a majority of the outstanding voting securities of the Fund or the relevant class of the Fund, as the case may be.
A Plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the Fund or the relevant class of the Fund, as the case may be.

If Plan payments are made to reimburse Putnam Mutual Funds for payments to dealers based on the average net asset value of Fund shares attributable to shareholders for whom the dealers are designated as the dealer of record, "average net asset value" attributable to a shareholder account means the product of (i) the Fund's average daily share balance of the account and (ii) the Fund's average daily net asset value per share (or the average daily net asset value per share of the class, if applicable). For administrative reasons, Putnam Mutual Funds may enter into agreements with certain dealers providing for the calculation of "average net asset value" on the basis of assets of the accounts of the dealer's customers on an established day in each quarter.

Financial institutions receiving payments from Putnam Mutual Funds as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

INVESTOR SERVICES

SHAREHOLDER INFORMATION

Each time shareholders buy or sell shares, they will receive a statement confirming the transaction and listing their current share balance. (Under certain investment plans, a statement may only be sent quarterly.) Shareholders will receive a statement confirming reinvestment of distributions in additional Fund shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs. To help shareholders take full advantage of their Putnam investment, they will receive a Welcome Kit and a periodic publication covering many topics of interest to investors. The Fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. Easy-to-read, free booklets on special subjects such as the Exchange Privilege and IRAs are available from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:30 a.m. and 7:00 p.m. Boston time for more information, including account balances.

YOUR INVESTING ACCOUNT

The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through a defined contribution plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

A shareholder may reinvest a recent cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check, endorsed to the order of the Fund. Putnam Investor Services must receive the properly endorsed check within 30 days after the date of the check. Upon written notice to shareholders, the Fund may permit shareholders who receive cash distributions to reinvest amounts representing returns of capital without a sales charge or without being subject to the CDSC.

The Investing Account also provides a way to accumulate shares of the Fund. In most cases, after an initial investment of $500, a shareholder may send checks to Putnam Investor Services for $50 or more, made payable to the Fund, to purchase additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. For Putnam Preferred Income Fund, the minimum initial investment is $25,000 and the minimum subsequent investment is $5,000. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Mutual Funds.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the Fund as described under "How to buy shares, sell shares and exchange shares" in the Prospectus. Money market funds and certain other funds will not issue share certificates. A shareholder may send any certificates which have been previously issued to Putnam Investor Services for safekeeping at no charge to the shareholder.

Putnam Mutual Funds, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Mutual Funds, which may modify or terminate this service at any time.

Putnam Investor Services may make special services available to shareholders with investments exceeding $1,000,000. Contact
Putnam Investor Services for details.

The Fund pays Putnam Investor Services' fees for maintaining
Investing Accounts.

REINSTATEMENT PRIVILEGE

An investor who has redeemed shares to the Fund may reinvest (within 1 year) the proceeds of such sale in shares of the same class of the Fund, or may be able to reinvest (within 1 year) the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the Exchange Privilege described in the Prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Mutual Funds receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of Class B shares, the eight-year period for conversion to Class A shares. Shareholders will receive from Putnam Mutual Funds the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes. Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of Fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the Fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise this Privilege should contact their investment dealer or Putnam Investor Services.

EXCHANGE PRIVILEGE

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares and no address change has been made within the preceding 15 days.
During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the Telephone Exchange Privilege.

Putnam Investor Services also makes exchanges promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of Fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the Fund were to suspend redemptions or postpone payment for the Fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Mutual Funds or investment dealers having sales contracts with Putnam Mutual Funds. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The Fund reserves the right to change or suspend the Exchange Privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services.

Shares of the Fund must be held at least 15 days by the shareholder requesting an exchange. There is no holding period if the shareholder acquired the shares to be exchanged through reinvestment of distributions, transfer from another shareholder, prior exchange or certain employer-sponsored defined contribution plans. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder requesting the exchange.

Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the Fund, as set forth in the current prospectus of each fund.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis. The Exchange Privilege may be revised or terminated at any time. Shareholders would be notified of any such change or suspension.

DIVIDENDS PLUS

Shareholders may invest the Fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the Fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares unless the Fund is a money market fund. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objective(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

The minimum account size requirement for the receiving fund will not apply if the current value of your account in this Fund is more than $5,000.

Shareholders of other Putnam funds (except for money market funds, whose shareholders must pay a sales charge or become subject to a CDSC) may also use their distributions to purchase shares of the Fund at net asset value.

For federal tax purposes, distributions from the Fund which are reinvested in another fund are treated as paid by the Fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent comprised of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

PLANS AVAILABLE TO SHAREHOLDERS

The Plans described below are fully voluntary and may be terminated at any time without the imposition by the Fund or Putnam Investor Services of any penalty. All Plans provide for automatic reinvestment of all distributions in additional shares of the Fund at net asset value. The Fund, Putnam Mutual Funds or Putnam Investor Services may modify or cease offering these Plans at any time.

AUTOMATIC CASH WITHDRAWAL PLAN. An investor who owns or buys shares of the Fund valued at $10,000 or more at the current public offering price may open a Withdrawal Plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the Fund can be combined with payments from other Putnam funds into a single check through a Designated Payment Plan.) Shares are deposited in a Plan account, and all distributions are reinvested in additional shares of the Fund at net asset value (except where the Plan is utilized in connection with a charitable remainder trust). Shares in a Plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor.
The redemption of shares in connection with a Withdrawal Plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of a Withdrawal Plan concurrently with purchases of additional shares of the Fund would be disadvantageous to the investor because of the sales charge payable on such purchases. For this reason, the minimum investment accepted while a Withdrawal Plan is in effect is $1,000, and an investor may not maintain a Plan for the accumulation of shares of the Fund (other than through reinvestment of distributions) and a Withdrawal Plan at the same time. The cost of administering these Plans for the benefit of those shareholders participating in them is borne by the Fund as an expense of all shareholders. The Fund, Putnam Mutual Funds or Putnam Investor Services may terminate or change the terms of the Withdrawal Plan at any time. A Withdrawal Plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the Plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Fund and Putnam Investor Services make no recommendations or representations in this regard.

TAX QUALIFIED RETIREMENT PLANS; 403(B) AND SEP PLANS.  (NOT
OFFERED BY FUNDS INVESTING PRIMARILY IN TAX-EXEMPT SECURITIES.)
Investors may purchase shares of the Fund through the following
Tax Qualified Retirement Plans, available to qualified individuals or organizations:

     Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and

     Individual Retirement Account Plans (IRAs).

Each of these Plans has been qualified as a prototype plan by the Internal Revenue Service. Putnam Investor Services will furnish services under each plan at a specified annual cost. Putnam Fiduciary Trust Company serves as trustee under each of these Plans.

Forms and further information on these Plans are available from investment dealers or from Putnam Mutual Funds. In addition, specialized professional plan administration services are available on an optional basis; contact Putnam Defined Contribution Plan Services at 1-800-225-2465, extension 8600.

A 403(b) Retirement Plan is available for employees of public school systems and organizations which meet the requirements of
Section 501(c)(3) of the Internal Revenue Code. Forms and further information on the 403(b) Plan are also available from investment dealers or from Putnam Mutual Funds. Shares of the Fund may also be used in simplified employee pension (SEP) plans. For further information on the Putnam prototype SEP plan, contact an investment dealer or Putnam Mutual Funds.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security
Act of 1974, or otherwise, is recommended.

SIGNATURE GUARANTEES

Redemption requests for shares having a net asset value of $100,000 or more must be signed by the registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, government securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is acceptable under and conforms with Putnam Fiduciary Trust Company's signature guarantee procedures. A copy of such procedures is available upon request. If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, you must provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

SUSPENSION OF REDEMPTIONS

The Fund may not suspend shareholders' right of redemption, or postpone payment for more than seven days, unless the New York Stock Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The likelihood of such circumstances is remote.

STANDARD PERFORMANCE MEASURES

Yield and total return data for the Fund may from time to time be presented in Part I of this Statement and in advertisements. In the case of funds with more than one class of shares, all performance information is calculated separately for each class.
The data is calculated as follows.

Total return for one-, five- and ten-year periods (or for such shorter periods as the Fund has been in operation or shares of the relevant class have been outstanding) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the Fund made at the beginning of the period, at the maximum public offering price for Class A shares and Class M shares and net asset value for other classes of shares, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the Fund during that period. Total return calculations assume deduction of the Fund's maximum sales charge or CDSC, if applicable, and reinvestment of all Fund distributions at net asset value on their respective reinvestment dates.

The Fund's yield is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by
(i) calculating the aggregate amount of dividends and interest earned by the Fund during the base period less expenses accrued for that period, and (ii) dividing that amount by the product of
(A) the average daily number of shares of the Fund outstanding during the base period and entitled to receive dividends and (B) the per share maximum public offering price for Class A shares or Class M shares, as appropriate and net asset value for other classes of shares on the last day of the base period. The result is annualized on a compounding basis to determine the yield. For this calculation, interest earned on debt obligations held by the Fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as GNMA's, based on cost). Dividends on equity securities are accrued daily at their stated dividend rates.

If the Fund is a money market fund, yield is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share over the seven-day period for which yield is presented (the "base period"), and multiplying the net change by 365/7 (or approximately 52 weeks). Effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

If the Fund is a tax-exempt fund, the tax-equivalent yield during the base period may be presented for shareholders in one or more stated tax brackets. Tax-equivalent yield is calculated by adjusting the tax-exempt yield by a factor designed to show the approximate yield that a taxable investment would have to earn to produce an after-tax yield equal, for that shareholder, to the tax-exempt yield. The tax-equivalent yield will differ for shareholders in other tax brackets.

At times, Putnam Management may reduce its compensation or assume expenses of the Fund in order to reduce the Fund's expenses. The per share amount of any such fee reduction or assumption of expenses during the Fund's past ten fiscal years (or for the life of the Fund, if shorter) is reflected in the table in the section entitled "Financial history" in the Prospectus. Any such fee reduction or assumption of expenses would increase the Fund's yield and total return during the period of the fee reduction or assumption of expenses.

All data are based on past performance and do not predict future results.

COMPARISON OF PORTFOLIO PERFORMANCE

Independent statistical agencies measure the Fund's investment performance and publish comparative information showing how the Fund, and other investment companies, performed in specified time periods. Three agencies whose reports are commonly used for such comparisons are set forth below. From time to time, the Fund may distribute these comparisons to its shareholders or to potential
investors.   THE AGENCIES LISTED BELOW MEASURE PERFORMANCE BASED
ON THEIR OWN CRITERIA RATHER THAN ON THE STANDARDIZED PERFORMANCE MEASURES DESCRIBED IN THE PRECEDING SECTION.

     LIPPER ANALYTICAL SERVICES, INC. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, reflecting generally changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, for example year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

     MORNINGSTAR, INC. distributes mutual fund ratings twice a month. The ratings are divided into five groups:
     highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds with similar objectives. The performance factor is a weighted-average assessment of the Fund's 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's Corporation and Moody's Investor Service, Inc.

     CDA/WIESENBERGER'S MANAGEMENT RESULTS publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

Independent publications may also evaluate the Fund's performance. Certain of those publications are listed below, at the request of Putnam Mutual Funds, which bears full responsibility for their use and the descriptions appearing below. From time to time the Fund may distribute evaluations by or excerpts from these publications to its shareholders or to potential investors. The following illustrates the types of information provided by these publications.

     BUSINESS WEEK publishes mutual fund rankings in its Investment Figures of the Week column. The rankings are based on 4-week and 52-week total return reflecting changes in net asset value and the reinvestment of all distributions. They do not reflect deduction of any sales charges. Funds are not categorized; they compete in a large universe of over 2000 funds. The source for rankings is data generated by Morningstar, Inc.

     INVESTOR'S BUSINESS DAILY publishes mutual fund rankings on a daily basis. The rankings are depicted as the top 25 funds in a given category. The categories are based loosely on the type of fund, e.g., growth funds, balanced funds, U.S. government funds, GNMA funds, growth and income funds, corporate bond funds, etc. Performance periods for sector equity funds can vary from 4 weeks to 39 weeks; performance periods for other fund groups vary from 1 year to 3 years. Total return performance reflects changes in net asset value and reinvestment of dividends and capital gains. The rankings are based strictly on total return. They do not reflect deduction of any sales charges. Performance grades are conferred from A+ to E. An A+ rating means that the fund has performed within the top 5% of a general universe of over 2000 funds; an A rating denotes the top 10%; an A- is given to the top 15%, etc.

     BARRON'S periodically publishes mutual fund rankings. The rankings are based on total return performance provided by Lipper Analytical Services. The Lipper total return data reflects changes in net asset value and reinvestment of distributions, but does not reflect deduction of any sales charges. The performance periods vary from short-term intervals (current quarter or year-to-date, for example) to long-term periods (five-year or ten-year performance, for example). Barron's classifies the funds using the Lipper mutual fund categories, such as Capital Appreciation Funds, Growth Funds, U.S. Government Funds, Equity Income Funds, Global Funds, etc. Occasionally, Barron's modifies the Lipper information by ranking the funds in asset classes. "Large funds" may be those with assets in excess of $25 million; "small funds" may be those with less than $25 million in assets.

     THE WALL STREET JOURNAL publishes its Mutual Fund Scorecard on a daily basis. Each Scorecard is a ranking of the top-15 funds in a given Lipper Analytical Services category. Lipper provides the rankings based on its total return data reflecting changes in net asset value and reinvestment of distributions and not reflecting any sales charges. The Scorecard portrays 4-week, year-to-date, one-year and 5-year performance; however, the ranking is based on the one-year results. The rankings for any given category appear approximately once per month.

     FORTUNE magazine periodically publishes mutual fund rankings that have been compiled for the magazine by Morningstar, Inc. Funds are placed in stock or bond fund categories (for example, aggressive growth stock funds, growth stock funds, small company stock funds, junk bond funds, Treasury bond funds, etc.), with the top-10 stock funds and the top-5 bond funds appearing in the rankings. The rankings are based on 3-year annualized total return reflecting changes in net asset value and reinvestment of distributions and not reflecting sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.

     MONEY magazine periodically publishes mutual fund rankings on a database of funds tracked for performance by Lipper Analytical Services. The funds are placed in 23 stock or bond fund categories and analyzed for five-year risk adjusted return. Total return reflects changes in net asset value and reinvestment of all dividends and capital gains distributions and does not reflect deduction of any sales charges. Grades are conferred (from A to E): the top 20% in each category receive an A, the next 20% a B, etc. To be ranked, a fund must be at least one year old, accept a minimum investment of $25,000 or less and have had assets of at least $25 million as of a given date.

     FINANCIAL WORLD publishes its monthly Independent Appraisals of Mutual Funds, a survey of approximately 1000 mutual funds. Funds are categorized as to type, e.g., balanced funds, corporate bond funds, global bond funds, growth and income funds, U.S. government bond funds, etc. To compete, funds must be over one year old, have over $1 million in assets, require a maximum of $10,000 initial investment, and should be available in at least 10 states in the United States. The funds receive a composite past performance rating, which weighs the intermediate- and long-term past performance of each fund versus its category, as well as taking into account its risk, reward to risk, and fees. An A+ rated fund is one of the best, while a D-rated fund is one of the worst. The source for Financial World rating is Schabacker investment management in Rockville, MD.

     FORBES magazine periodically publishes mutual fund ratings based on performance over at least two bull and bear market cycles. The funds are categorized by type, including stock and balanced funds, taxable bond funds, municipal bond funds, etc. Data sources include Lipper Analytical Services and CDA Investment Technologies. The ratings are based strictly on performance at net asset value over the given cycles. Funds performing in the top 5% receive an A+ rating; the top 15% receive an A rating; and so on until the bottom 5% receive an F rating. Each fund exhibits two ratings, one for performance in "up" markets and another for performance in "down" markets.

     KIPLINGER'S PERSONAL FINANCE MAGAZINE (formerly Changing Times), periodically publishes rankings of mutual funds based on one-, three- and five-year total return performance reflecting changes in net asset value and reinvestment of dividends and capital gains and not reflecting deduction of any sales charges. Funds are ranked by tenths: a rank of 1 means that a fund was among the highest 10% in total return for the period; a rank of 10 denotes the bottom 10%. Funds compete in categories of similar funds--aggressive growth funds, growth and income funds, sector funds, corporate bond funds, global governmental bond funds, mortgage-backed securities funds, etc. Kiplinger's also provides a risk-adjusted grade in both rising and falling markets. Funds are graded against others with the same objective. The average weekly total return over two years is calculated. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.

     U.S. NEWS AND WORLD REPORT periodically publishes mutual fund rankings based on an overall performance index (OPI) devised by Kanon Bloch Carre & Co., a Boston research firm. Over 2000 funds are tracked and divided into 10 equity, taxable bond and tax-free bond categories. Funds compete within the 10 groups and three broad categories. The OPI is a number from 0-100 that measures the relative performance of funds at least three years old over the last 1, 3, 5 and 10 years and the last six bear markets. Total return reflects changes in net asset value and the reinvestment of any dividends and capital gains distributions and does not reflect deduction of any sales charges. Results for the longer periods receive the most weight.

     THE 100 BEST MUTUAL FUNDS YOU CAN BUY (1992), authored by Gordon K. Williamson. The author's list of funds is divided into 12 equity and bond fund categories, and the 100 funds are determined by applying four criteria.
     First, equity funds whose current management teams have been in place for less than five years are eliminated. (The standard for bond funds is three years.) Second, the author excludes any fund that ranks in the bottom 20 percent of its category's risk level. Risk is determined by analyzing how many months over the past three years the fund has underperformed a bank CD or a U.S. Treasury bill. Third, a fund must have demonstrated strong results for current three-year and five-year performance. Fourth, the fund must either possess, in Mr. Williamson's judgment, "excellent" risk-adjusted return or "superior" return with low levels of risk. Each of the 100 funds is ranked in five categories: total return, risk/volatility, management, current income and expenses. The rankings follow a five-point system: zero designates "poor"; one point means "fair"; two points denote "good"; three points qualify as a "very good"; four points rank as "superior"; and five points mean "excellent."

In addition, Putnam Mutual Funds may distribute to shareholders or prospective investors illustrations of the benefits of reinvesting tax-exempt or tax-deferred distributions over specified time periods, which may include comparisons to fully taxable distributions. These illustrations use hypothetical rates of tax-advantaged and taxable returns and are not intended to indicate the past or future performance of any fund.

DEFINITIONS

"Putnam Management"         --  Putnam Investment Management,
                                Inc., the Fund's investment
                                manager.

"Putnam Mutual Funds"       --  Putnam Mutual Funds Corp., the
                                Fund's principal underwriter.

"Putnam Fiduciary Trust     --  Putnam Fiduciary Trust Company,
 Company"                       the Fund's custodian.

"Putnam Investor Services"  --  Putnam Investor Services, a
                                division of Putnam Fiduciary
                                Trust Company, the Fund's
                                investor servicing agent.

              PUTNAM ARIZONA TAX EXEMPT INCOME FUND ("ARIZONA") PUTNAM FLORIDA TAX EXEMPT INCOME FUND ("FLORIDA")
                PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND
   ("MASSACHSUETTS")
        PUTNAM MICHIGAN TAX EXEMPT INCOME FUND    ("MICHIGAN")
         PUTNAM MINNESOTA TAX EXEMPT INCOME FUND    ("MINNESOTA")
        PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND ("NEW JERSEY")
              PUTNAM OHIO TAX EXEMPT INCOME FUND    ("OHIO")
        PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND ("PENNSYLVANIA")
                      (collectively, the "funds")

                                 FORM N-1A
                                  PART C

                             OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a)  Index to Financial Statements and Supporting
              Schedule:

              (1)  Financial Statements for    the funds:

                    Statement of assets and liabilities -- May
                   31,      1995     (a).
                    Statement of operations -- year ended May
                   31,      1995     (a).
                    Statement of changes in net assets --  years
                   ended May 31,      1995     and May 31,
                   1994 for Massachusetts, Michigan, Minnesota
                   and Ohio (a).
                    Statement of changes in net assets --
period                   ended May 31, 1995 and year ended June
30,                      1994 for Florida and New Jersey (a).
                    Statement of changes in net assets --
                   period ended May 31, 1995 and year ended
                   August 31, 1994 for Arizona (a).
                    Statement of changes in net assets --
                   period ended May 31, 1995 and year ended
                   February 28, 1995 for Pennsylvania (a).
                    Financial highlights (a)(b).
                    Notes to financial statements (a).

               (2)  Supporting Schedules for      the Funds:

                    Schedule I -- Portfolio of investments owned
                   -- May 31,      1995 (a)     .
                    Schedules           through IX omitted
                   because the required matter is not present.

                    (a)  Incorporated by reference into Parts A
                        and B.
                    (b)  Included in Part A.
 -----------------------

          (b)  Exhibits:

               1.   Agreement and Declaration of Trust     for
                   Arizona     --Incorporated by reference to
                           the Registrant's     Initial
                   Registration Statement.
                    Agreement and Declaration of Trust,
                   dated  June 27, 1990 for Florida     --
                   Incorporated by reference to          the
                   Registrant's     Initial     Registration
                   Statement.
                    Agreement and Declaration of Trust, as
                   amended      September 15, 1995 for
                   Massachusetts  -- Exhibit 1.
                        Agreements and Declarations     of
                   Trust, as amended      September 15, 1995 for
                   Michigan, Minnesota and Ohio -- Exhibit 2.
                    Agreement and Declaration of Trust for New
                   Jersey     --Incorporated by reference to
                   the Registrant's Initial Registration
                   Statement.
                    Agreement and Declaration of Trust dated
                    April 1, 1989 for Pennsylvania --
                   Incorporated by reference to the Registrant's
                   Initial Registration Statement.
                    By-Laws as amended through February 1, 1994
                    for Arizona -- Incorporated by reference
                   to     Post-Effective Amendment No.      5 to
                   the Registrant's Registration Statement.
                    By-Laws as amended through February 1, 1994
                    for Florida -- Incorporated by reference to
                   Post-Effective Amendment No. 5 to the
                   Registrant's Registration Statement.
                    By-Laws as amended through February 1, 1994
                   for New Jersey -- Incorporated by reference
                   to Post-Effective Amendment No. 5 to the
                   Registrant's Registration Statement.
                    By-Laws as amended through February 1, 1994
                   for Pennsylvania -- Incorporated by reference
                   to Post-Effective Amendment No. 6     to the
                   Registrant's Registration Statement.
               2.   By-Laws as amended through February 1, 1994
                   for          Massachusetts      ,
                   Michigan      ,     Minnesota      and  Ohio
                   -- Incorporated by reference to Post-
                   Effective Amendment No. 14 to the
                   Registrants' Registration Statement.
               3.   Not applicable.
               4a.  Class A     Specimen     share certificate
                   for      Arizona     -- Incorporated by
                   reference to Post-Effective Amendment No.
                       4     to the Registrant's Registration
                   Statement.
                    Class A     Specimen     share certificate
                   for      Florida     -- Incorporated by
                   reference to Post-Effective Amendment No.
                       3     to the Registrant's Registration
                                      Statement.
                    Class A     Specimen     share certificate
                   for      New Jersey     --
                   Incorporated by reference to Post-Effective
                           Amendment No.      3     to the
                   Registrant's          Registration Statement.
                    Class A     Specimen     share certificate
                   for      Pennsylvania     -- Incorporated by
                   reference to Post-Effective Amendment No.
                       6     to the Registrant's Registration
                   Statement.
                       Class A Specimen share certificates for
                   Massachusetts, Michigan, Minnesota and Ohio -
                   - Incorporated by reference to Post-Effective Amendment No. 13 to the Registrants'
                   Registration Statement.
               4b.  Class B     Specimen     share certificate
for                          Arizona --Incorporated by reference
to                 Post- Effective Amendment No. 4 to the
                   Registrant's Registration Statement.
                    Class B Specimen share certificate for
                   Florida --Incorporated by reference to Post-
                   Effective  Amendment No. 3 to the
                   Registrant's Registration Statement.
                    Class B Specimen share certificate for New
                   Jersey --Incorporated by reference to Post-
                   Effective  Amendment No. 3 to the
                   Registrant's Registration Statement.
                    Class B Specimen share certificate for
                   Pennsylvania --Incorporated by reference to
                   Post-Effective  Amendment No. 6 to the
                   Registrant's Registration Statement.
               4c.  Class B Specimen share certificates for
                    Massachusetts      , Michigan, Minnesota and
                   Ohio     --Incorporated by reference to Post-
                   Effective  Amendment No. 13 to the
                   Registrants'     Registration Statement.
                   4d.   Class M Specimen share certificates for
                    Florida, Massachusetts,     Michigan      ,
                   Minnesota, New Jersey, and Ohio funds --
                   Exhibit 3.
                   4e    . Portions of Agreement and Declaration
              of    Trust relating to shareholder rights for
                        Arizona     -- Incorporated by reference
                   to Post-
                    Effective Amendment No.      4     to the
                         Registrant's Registration Statement.
                    Portions of Agreement and Declaration of
                    Trust relating to shareholder rights for
                     Florida     -- Incorporated by reference to
                     Post-         Effective Amendment No.      4     to
                    the Registrant's Registration Statement.
                    Portions of Agreement and Declaration of
                    Trust relating to shareholder rights for
                    New Jersey     -- Incorporated by reference
                    to Post-Effective Amendment No.      4     to
                  the Registrant's
                      Registration Statement.
                   Portions of Agreement and Declaration of
                  Trust relating to shareholder rights for
                  Pennsylvania     -- Incorporated by reference
                 to Post-Effective Amendment No.      6     to
                 the Registrant's
                     Registration Statement.
                            Portions of      Agreements and
                   Declarations of   Trust     relating to
                   shareholder rights for
                           Massachusetts    ,
                   Michigan      ,     Minnesota          and
                           Ohio          -- Incorporated by
                   reference to Post- Effective Amendment No.
                       13     to the        Registrants'
                   Registration Statement.
                   4f.   Portions of Bylaws relating to
                   shareholder rights for Arizona     --
                   Incorporated by reference to Post-Effective
                   Amendment No.           5      to the
                   Registrant's Registration Statement.
                        Portions of Bylaws relating to
                   shareholder  rights for Florida     --
                   Incorporated by reference to Post-Effective
                   Amendment No.      5     to the Registrant's
                   Registration Statement.
                        Portions of Bylaws relating to
                   shareholder rights for New Jersey     --
                   Incorporated by reference to Post-Effective
                   Amendment No.      5     to the Registrant's
                   Registration Statement.
                        Portions of Bylaws relating to
                   shareholder rights for Pennsylvania     --
                   Incorporated by reference to Post-Effective
                   Amendment No.      6     to the Registrant's
                   Registration Statement.
                        Portions of Bylaws relating to
                   shareholder rights for      Massachusetts
                       ,      Michigan      ,     Minnesota
                   and Ohio      -- Incorporated by reference to
                   Post-Effective Amendment No.      14 to the
                   Registrants' Registration Statement.
               5.   Management Contract for Arizona dated March
                   5, 1992 -- Incorporated by reference to Post-
                   Effective Amendment No. 3     to the
                   Registrant's Registration Statement.
                       Management Contract for Florida dated
                   December 5, 1991 -- Incorporated by reference
                   to Post-Effective Amendment No. 3 to the
                   Registrant's Registration Statement.
                    Management Contract for New Jersey dated
                   June 6, 1991 -- Incorporated by reference to
                   Post-Effective Amendment No. 2 to the
                   Registrant's Registration Statement.
                    Management Contract for Pennsylvania dated
                   June 6, 1991 -- Incorporated by reference to
                   Post-Effective Amendment No. 2 to the
                   Registrants' Registration Statement.
                    Management Contracts dated July 11, 1991
                   with respect to Massachusetts, Michigan,
                   Minnesota and Ohio  -- Incorporated by
                   reference to Post-Effective Amendment No. 10
                   to the Registrants' Registration Statement.
               6a.  Distributor's Contract for dated May 6, 1994
                   for Arizona -- Incorporated by reference to
                   Post-Effective Amendment No. 5   to the
                   Registrant's Registration Statement.
                    Distributor's Contract for dated May 6, 1994
                    for Florida -- Incorporated by reference to
                    Post-Effective Amendment No. 5   to the
                    Registrant's Registration Statement.
                    Distributor's Contract for dated May
                    6, 1994 for New Jersey -- Incorporated by
                    reference to Post-Effective Amendment No. 5
                   to the Registrant's Registration Statement.
                    Distributor's Contract for dated May 6, 1994
                   for Pennsylvania -- Incorporated by reference
                   to Post-Effective Amendment No. 7 to the
                   Registrant's Registration Statement.
                   Distributor's Contracts for dated May 6, 1994
                   for Massachusetts, Michigan, Minnesota and
                   Ohio  -- Incorporated by reference to Post-
                   Effective Amendment No. 14 to the
                   Registrants' Registration Statement.
               6b. Form of Specimen Dealer Sales Contract for
                    Arizona -- Incorporated by reference to
                   Post-Effective Amendment No. 4 to the
                   Registrant's Registration Statement.
                    Form of Specimen Dealer Sales Contract for
                   Florida -- Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement.
                    Form of Specimen Dealer Sales Contract for
                   New Jersey -- Incorporated by reference to
                   Post-Effective Amendment No. 2 to the
                   Registrant's Registration Statement.
                    Form of Specimen Dealer Sales Contract for
                   Pennsylvania -- Incorporated by reference to
                   Post-Effective Amendment No. 6 to the
                   Registrant's Registration Statement.
                    Form of Specimen Dealer Sales Contract for
                     Massachusetts,  Michigan, Minnesota and  Ohio
                      -- Incorporated by reference to Post-
                     Effective Amendment No. 13 to the
                     Registrants' Registration Statement.
               6c.  Form of Specimen Financial Institution Sales
                   Contract for Arizona -- Incorporated by
                   reference to Post-Effective Amendment No. 4
                   to the Registrant's Registration Statement.
                    Form of Specimen Financial Institution Sales
                   Contract for Florida -- Incorporated by
                   reference to Post-Effective Amendment No. 2
                   to the Registrant's Registration Statement.
                    Form of Specimen Financial Institution Sales
                   Contract for New Jersey -- Incorporated by
                   reference to Post-Effective Amendment No. 2
                   to the Registrant's Registration Statement.
                    Form of Specimen Financial Institution Sales
                   Contract for Pennsylvania -- Incorporated by
                   reference to Post-Effective Amendment No. 6
                   to the Registrant's Registration Statement.
                    Form of Specimen Financial Institution Sales
                   Contract for Massachusetts,  Michigan,
                   Minnesota and Ohio  -- Incorporated by
                   reference to Post-Effective Amendment No. 13
                   to the Registrants' Registration
                   Statement.
               7.   Not applicable.
               8.           Custodian Agreement dated May 3,
                   1991 as amended July 13, 1992 for
                   Arizona --Incorporated by reference to Post-
                   Effective Amendment No. 4 to the Registrant's Registration Statement.
                        Custodian Agreement dated May 3, 1991,
as                  amended July 13, 1992 for Florida --
                   Incorporated by reference to Post-Effective
                   Amendment No. 2 to the Registrant's
                   Registration Statement.
                    Custodian Agreement dated May 3, 1991 as
                   amended July 13, 1992 for New Jersey --
                   Incorporated by reference to Post-Effective
                   Amendment No. 4 to the Registrant's
                   Registration Statement.
                    Custodian Agreement dated May 3, 1991 as
                   amended July 13, 1992 for Penssylvania --
                   Incorporated by reference to Post-Effective
                   Amendment No. 6 to the Registrant's
                   Registration Statement.
                    Custodian Agreement dated May 3, 1991 as
                   amended July 13, 1992 for Massachusetts,
                   Michigan, Minnesota and Ohio --Incorporated
                   by reference to Post-Effective Amendment No.
                   14 to the Registrants' Registration
                   Statement.
               9.        Investor Servicing Agreement dated June
                        3, 1991 for      Arizona -- Incorporated
                        by reference to Post-Effective Amendment
                        No. 1 to the Registrant's Registration
                        Statement.
                    Investor Servicing Agreement dated June 3,
                   1991 for Florida -- Incorporated by reference
                   to Post-Effective Amendment No. 2 to the
                   Registrant's Registration Statement.
                    Investor Servicing Agreement dated June 3,
                   1991 for New Jersey -- Incorporated by
                   reference to Post-Effective Amendment No. 2
                   to the Registrant's Registration Statement.
                    Investor Servicing Agreement dated June 3,
                   1991 for Pennsylvania -- Incorporated by
                   reference to Post-Effective Amendment No. 4
                   to the Registrant's Registration Statement.
                    Investor Servicing Agreement dated June 3,
                   1991 for     Massachusetts      ,
                   Michigan      ,      Minnesota          and
                           Ohio          -- Incorporated by
                   reference to Post-Effective Amendment No. 10
                   to the Registrants' Registration Statement.
               10.  Opinion of Ropes & Gray, including consent
                   for      Arizona  -- Exhibit 4.
                    Opinion of Ropes & Gray, including consent
                   for      Florida  -- Exhibit 5.
                    Opinion of Ropes & Gray, including consent
                   for      New Jersey  -- Exhibit 6.
                    Opinion of Ropes & Gray, including consent
                   for      Pennsylvania      -- Incorporated by
                   reference to      Pre     -Effective
                   Amendment No.     1 to the Registrants'
                   Registration Statement.
                    Opinions of Ropes & Gray, including consents
                   for Massachusetts and Ohio  -- Incorporated
                   by reference to Post-Effective Amendment
                   10 to the      Registrants' Registration
                   Statement.
                    Opinions of Ropes & Gray, including consents
                   for Michigan and Minnesota -- Incorporated by reference to the Registrants' Initial
                   Registration Statement.
               11.  Not applicable.
               12.  Not applicable.
               13.  Investment      Letters     from Putnam
                   Investments, Inc.     dated March 31,
                   1995     to          Massachusetts      ,
                   Michigan,  Minnesota and Ohio     for Class
                       M     shares --      Exhibit 7.
                    Investment      Letters     from Putnam
                   Investments, Inc.      dated April 30, 1995
                   to Florida and New Jersey     for Class
                   M     shares --     Exhibit 8.
               14.  Not applicable.
               15a.         Class A Distribution Plan     and
              Agreement      dated      March 5     , 1992, as
                             amended July 15, 1993 for
                             Arizona -- Incorporated by
                             reference to Post-Effective
                             Amendment No. 4 to the Registrant's
                             Registration Statement.
                    Class A Distribution Plan and Agreement
                   dated July 8, 1993 for Florida --
                   Incorporated by reference to Post-Effective
                   Amendment No. 4 to the Registrant's
                   Registration Statement.
                    Class A Distribution Plan and Agreement
                   dated July 9, 1993, as amended July 15, 1993
                   for     Massachusetts          --
                   Incorporated by reference to Post-Effective
                   Amendment No. 13 to the Registrant's
                   Registration Statement.
                            Class A Distribution      Plans
                   dated May 7, 1992, as amended July 15, 1993
                   for          Michigan      , Minnesota and
                   Ohio     -- Incorporated by reference to
                   Post-Effective Amendment No. 13 to the
                   Registrants'     Registration Statement.
                            Class A Distribution Plan     and
                   Agreement     dated     September 10
                           , 1992, as amended     January 1,
                   1993 for New Jersey -- Incorporated by
                   reference to Post-Effective Amendment No. 4
                   to the Registrant's Registration Statement.
                    Class A Distribution Plan and Agreement
                   dated July 8, 1993 for Pennsylvania --
                   Incorporated by reference to Post-Effective
                   Amendment No. 6 to the Registrant's
                   Registration Statement.
               15b. Class B Distribution Plan and Agreement
                   dated     July 15, 1993 for      Arizona --
                   Incorporated by reference to Post-Effective
                   Amendment No. 4  to the Registrant's
                   Registration Statement.
                   Class B Distribution Plan dated July 8, 1993
                   for Florida -- Incorporated by reference to
                   Post-Effective Amendment No. 3  to the
                   Registrant's Registration Statement.
                   Class B Distribution Plan dated Janaury 1,
                   1993 for New Jersey -- Incorporated by
                   reference to Post-Effective Amendment No. 4
                   to the Registrant's Registration Statement.
                    Class B Distribution Plan and Agreement
                   dated July 15, 1993 for Pennsylvania --
                    Incorporated by reference to Post-Effective
                    Amendment No. 6  to the Registrant's
                     Registration Statement.
                    Class B Distribution Plans and Agreements
                   dated July 14, 1993 for Massachusetts,
                   Michigan  Minnesota and Ohio -- Incorporated
                   by reference to Post-Effective Amendment No.
                   13 to the Registrants' Registration
                   Statement.
               15c. Class M Distribution Plan dated April 28,
                     1995 for Florida -- Exhibit 9.
                   Class M Distribution Plan and Agreement dated
                   April 28, 1995 for New Jersey -- Exhibit 10.
                    Class M Distribution Plan and Agreement
                   dated March 31, 1995 for Massachusetts --
                   Exhibit 11.
                    Class M Distribution Plan and Agreement
                   dated March 31, 1995 for Michigan -- Exhibit
                   12.
                   Class M Distribution Plan and Agreement dated
                   March 31, 1995 for Minnesota -- Exhibit 13.
                    Class M Distribution Plan and Agreement
                   dated March 31, 1995 for Ohio -- Exhibit 14.
               15d. Form of Specimen Dealer Service Agreement
                     for Arizona -- Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement.
                   Form of Specimen Dealer Service Agreement for
                   Florida  -- Incorporated by reference to
                   Post-Effective Amendment No. 3 to the
                     Registrant's Registration Statement.
                   Form of Specimen Dealer Service Agreement for
                   New Jersey  -- Incorporated by reference to
                   Post-Effective Amendment No. 3 to the
                   Registrant's Registration Statement.
                   Form of Specimen Dealer Service Agreement for Pennsylvania -- Incorporated by reference to Post-Effective Amendment No. 7 to the
                   Registrant's Registration Statement.
                   Form of Specimen Dealer Service Agreement for Massachusetts, Michigan, Minnesota and Ohio
                   -- Incorporated by reference to Post-
                   Effective Amendment No. 13 to the
                   Registrants' Registration Statement.
               15e.Form of Specimen Financial Institution
              Service Agreement for Arizona  --Incorporated by
              reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement.
                    Form of Specimen Financial Institution
                   Service Agreement for Florida -- Incorporated
                   by reference to Post-Effective Amendment No.
                   3 to the Registrant's Registration Statement.
                   Form of Specimen Financial Institution
                   Service Agreement for New Jersey --
                   Incorporated by reference to Post-Effective
                   Amendment No. 3 to the Registrant's
                   Registration Statement.
                   Form of Specimen Financial Institution
                   Service Agreement for Pennsylvania --
                   Incorporated by reference to Post-Effective
                   Amendment No. 7 to the Registrant's
                   Registration Statement.
                   Form of Specimen Financial Institution
                   Service Agreement for Massachusetts,
                   Michigan,  Minnesota and Ohio      --
                   Incorporated by reference to Post-Effective
                   Amendment No. 13 to the Registrant's
                   Registration Statement.
                       16. Schedules for computation of
              performance    quotations for      Arizona      --
                             Exhibit    15     .
                    Schedules for computation of performance
                   quotations for      Florida     -- Exhibit
                       16     .
                    Schedules for computation of performance
                   quotations for      Massachusetts     --
                   Exhibit      17     .
                    Schedules for computation of performance
                   quotations for      Michigan      -- Exhibit
                       18.
                    Schedules for computation of performance
                   quotations for Minnesota  -- Exhibit 19.
                    Schedules for computation of performance
                   quotations for New Jersey -- Exhibit 20.
                    Schedules for computation of performance
                   quotations for Ohio -- Exhibit 21.
                    Schedules for computation of performance
                      quotations for Pennsylvania -- Exhibit 22.

               17a. Financial Data Schedules for Class A shares
                   for      Arizona     -- Exhibit      23     .
                    Financial Data Schedules for Class A shares
                        for Florida     -- Exhibit      24     .
                    Financial Data Schedules for Class A shares
                        for Massachusetts     -- Exhibit
                   25     .
                    Financial Data Schedules for Class A shares
                        for Michigan     --Exhibit     26
                           .
                        Financial Data Schedules for Class
                   A     shares for      Minnesota     --
                   Exhibit      27     .
                    Financial Data Schedules for Class
A                       shares     for New Jersey     -- Exhibit
                            28     .
                    Financial Data Schedules for Class
A                       shares      for Ohio     -- Exhibit
                        29     .
                    Financial Data Schedules for Class
A                       shares     for Pennsylvania     --
                        Exhibit      30.
               17b. Financial Data Schedules for Class B shares
                    for Arizona -- Exhibit 31.
                    Financial Data Schedules for Class B shares
                    for Florida -- Exhibit 32.
                    Financial Data Schedules for Class B shares
                    for Massachusetts -- Exhibit 33.
                    Financial Data Schedules for Class B shares
                    for Michigan --Exhibit 34.
                    Financial Data Schedules for Class B shares
                    for Minnesota -- Exhibit 35.
                    Financial Data Schedules for Class B shares
                    for New Jersey -- Exhibit 36.
                    Financial Data Schedules for Class B shares
                    for Ohio -- Exhibit 37.
                    Financial Data Schedules for Class B shares
                    for Pennslyvania --Exhibit 38.
               17c. Financial Data Schedules for Class M shares
                   for Florida -- Exhibit 39.
                    Financial Data Schedules for Class M shares
                    for Massachusetts -- Exhibit 40.
                    Financial Data Schedules for Class M shares
                    for Michigan -- Exhibit 41.
                    Financial Data Schedules for Class M shares
                    for Minnesota --Exhibit 42.
               17e. Financial Data Schedules for Class M shares
                    for New Jersey -- Exhibit 43.
                    Financial Data Schedules for Class M shares
                    for Ohio -- Exhibit 44.
               18.  Rule 18f-3 Plan -- Exhibit 45     .

 ITEM 25.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
              REGISTRANTS

          None.

 ITEM 26.      NUMBER OF HOLDERS OF SECURITIES

          As of August 31,      1995     the number of
    shareholders of each Registrant's shares of beneficial
    interest were as     follows:

     FUND NAME                CLASS A                CLASS
B       CLASS M

     Arizona             3,236           615                2
Florida                 5,126           1,178               1
 Massachusetts           6,535          1,588
8
 Michigan                   4,344        850
5              Minnesota                3,743
1,185               2
     New Jersey               6,715          1,921
     5
 Ohio                    6,197          1,206
4
     Pennsylvania        5,313          1,964
6


 ITEM 27.   INDEMNIFICATION

      The information required by this item is incorporated by
reference      to     each Registrant's initial Registration
Statement on Form N-1A under the Investment Company Act of 1940
File No.     811-4531, 811-6129,     811-4518, 811-4529, 811-4527
    , 811-5977,     811-4528     and 811-5802     for the
Arizona, Florida,     Massachusetts, Michigan, Minnesota      ,
New Jersey, Ohio and Pennslyvania     Funds, respectively.

Item 28. Business and Other Connections of Investment Adviser

    Except as set forth below, the directors and officers of the Registrant's investment adviser have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors or officers of the investment adviser or certain of its corporate affiliates. Certain officers of the investment adviser serve as officers of some or all of the Putnam funds. The address of the investment adviser, its corporate affiliates and the Putnam Funds is One Post Office Square, Boston, Massachusetts 02109.

NAME                      NON-PUTNAM BUSINESS AND OTHER
    CONNECTIONS


Gail S. Attridge          Prior to November, 1993, International
Vice President              Analyst, Keystone Custodian Funds,
                          200 Berkeley Street, Boston, MA
                          02116

James D. Babcock          Prior to June, 1994, Interest
Assistant Vice President    Supervisor, Salomon Brothers, Inc.
                          7 World Trade Center, New York, NY
                          10048

Robert K. Baumbach        Prior to August, 1994, Vice President
Vice President              and Analyst, Keystone Custodian
                            Funds, 200 Berkeley St., Boston, MA
                            02110

Janet S. Becker           Prior to July, 1995, National Account
Assistant Vice President    Manager for Booz-Allen & Hamilton,
                            American Express Travel Management
                            Services, 100 Cambridge Park Drive,
                            02140; Prior to August, 1994,
                            Account Manager, Hilton at Dedham
                            Place, Dedham, MA 02026

Sharon A. Berka           Prior to January, 1994, Vice
Vice President              President - Compensation Manager,
                            BayBanks, Inc., 175 Federal Street,
                            Boston, MA 02110

Matthew G. Bevin          Prior to February, 1995, Consultant,
Assistant Vice President    SEI Corporation, 680 East Swedesford
                            Road, Wayne, PA 19807

Thomas Bogan              Prior to November, 1994, Analyst
Senior Vice President       Lord, Abbett & Co., 767 Fifth
                            Avenue, New York, NY 10153

Michael F. Bouscaren      Prior to May, 1994, President and
Senior Vice President       Chairman of the Board of Directors
                            at Salomon Series Funds, Inc. and a
                            Director of Salomon Brothers Asset
                            Management, 7 World Trade Center,
                            New York, NY 10048

Brett Browchuk            Prior to April, 1994, Managing
Managing Director           Director, Fidelity Investments, 82
                            Devonshire St., Boston, MA 02109

Andrea Burke              Prior to August, 1994, Vice President
Vice President              and Portfolio Manager, Back Bay
                            Advisors, 399 Boylston St., Boston,
                            MA 02116

Susan Chapman             Prior to June, 1995, Vice President,
Senior Vice President       Forbes, Walsh, Kelly & Company,
                            Inc., 17 Battery Place, New York, NY
                            10004

Steven Cheshire           Prior to January, 1994, Assistant
Vice President              Vice President, Wellington
                            Management, 75 State Street, Boston,
                            MA 02109

Louis F. Chrostowski      Prior to August, 1995, Manager of
Vice President              Compensation and Benefits, Itek
                            Optical Systems, 10 MacGuire Rd.,
                            Lexington, MA 02173

Judith S. Deming          Prior to May, 1995, Asset Manager,
Assistant Vice President    Fidelity Management & Research
                            Company, 82 Devonshire St., Boston,
                            MA 02109

John A. DeTore            Prior to January, 1994, Director of
Managing Director           Quantitative Portfolio Management,
                            Wellington Management, 75 State
                            Street, Boston, MA 02109

Theodore J. Deutz         Prior to January, 1995, Senior Vice
Vice President              President, Metropolitan West
                            Securities, Inc. 10880 Wilshire
                            Blvd., Suite 200, Los Angeles, CA
                            90024

Michael G. Dolan          Prior to February, 1994, Senior
Assistant Vice President    Financial Analyst, General Electric
                            Company, 1000 Western Ave., Lynn, MA
                            01905

Joseph J. Eagleeye        Prior to August, 1994, Associate,
Assistant Vice President    David Taussig & Associates, 424
                            University Ave., Sacramento, CA
                            95813

Michael T. Fitzgerald     Prior to September, 1994, Senior
Senior Vice President       Vice President, Vantage Global
                            Advisers, 1201 Morningside Dr.,
                            Manhattan Beach, CA 90266

Roland Gillis             Prior to March, 1995, Vice President
Senior Vice President       and Senior Portfolio Manager,
                          Keystone Group, Inc., 200 Berkeley
                          St., Boston, MA 02116

Mark D. Goodwin           Prior to May, 1994, Manager, Audit &
Assistant Vice President    Operations Analysis, Mitre
                            Corporation, 202 Burlington Rd.,
                            Bedford, MA 01730

Stephen A. Gorman         Prior to July, 1994, Financial
Assistant Vice President    Analyst, Boston Harbor Trust
                            Company, 100 Federal St., Boston, MA
                            02110

Jill Grossberg            Prior to March, 1995, Associate
Assistant Vice President    Counsel, 440 Financial Group of
and Associate Counsel       Worcester, Inc., 440 Lincoln St.,
                            Worcester, MA 01653; Prior to
                            November, 1993, Counsel, Berman
                            DeValerio & Pease, One Liberty
                            Square, Boston, MA 02109

Deborah R. Healey         Prior to June, 1994, Senior Equity
Senior Vice President       Trader, Fidelity Management &
                            Research Company, 82 Devonshire St.,
                            Boston, MA 02109

Lisa A. Heitman           Prior to July, 1994, Securities
Senior Vice President       Analyst, Lord, Abbett & Company, 767
                            Fifth Ave., New York, NY 10153

Pamela Holding            Prior to May, 1995, Senior Securities
Vice President              Analyst, Kemper Financial Services,
                            Inc., 120 South LaSalle St.,
                            Chicago, IL 60603

Michael F. Hotchkiss      Prior to May, 1994, Vice President,
Vice President              Massachusetts Financial Services,
                            500 Boylston St., Boston, MA 02116

Walter Hunnewell, Jr.     Prior to April, 1994, Managing
Vice President              Director, Veronis, Suhler &
                            Associates, 350 Park Avenue, New
                            York, NY 10022

Joseph Joseph             Prior to October, 1994, Managing
Vice President              Director, Vert Independent Capital
                            Research, 53 Wall St., New York, NY
                            10052

Mary E. Kearney           Prior to February, 1995, Partner,
Managing Director           Price Waterhouse, 160 Federal St.,
                          Boston, MA  02110

D. William Kohli          Prior to September, 1994, Executive
Managing Director           Vice President and Co-Director of
                            Global Bond Management, Franklin
                            Advisors/Templeton Investment
                            Counsel, 777 Mariners Island Blvd.,
                            San Mateo, CA 94404

Karen R. Korn             Prior to June, 1994, Vice President,
Vice President              Assistant to the President, Designs,
                            Inc. 1244 Boylston St., Chestnut
                            Hill, MA 02167

Peter B. Krug             Prior to January, 1995, Owner and
Vice President              Director, Griswold Special Care, 42
                            Ethan Allen Drive, Acton, MA 01720

Catherine A. Latham       Prior to August, 1995, Director of
Vice President              Human Resources, Electronic Data
                            Systems, 1601 Trapello Rd., Waltham,
                            MA 02154

Kevin Lemire              Prior to March, 1995, Corporate
Assistant Vice President    Facilities Manager, Bose
                            Corporation, The Mountain,
                            Framingham, MA 01701; Prior to June,
                            1994, Facilities Manager, The
                            Pioneer Group, 60 State St., Boston,
                            MA 02109

Lawrence J. Lasser        Director, Marsh & McLennan Companies,
President, Director         Inc., 1221 Avenue of the Americas,
and Chief Executive         New York, NY  10020; Director,
Officer                     INROADS/Central New England, Inc.,
                            99 Bedford St., Boston,MA 02111

Jeffrey R. Lindsey        Prior to April, 1994, Vice President
Vice President              and Board Member, Strategic
                            Portfolio Management, 900 Ashwood
                            Parkway, Suite 290, Atlanta, GA
                            30338

James W. Lukens           Prior to February, 1995, Vice
Senior Vice President       President of Institutional
                          Marketing, Keystone Group, Inc., 200
                          Berkeley St., Boston, MA 02116

Michael Martino           Prior to January, 1994, Executive
Managing Director           Vice President and Chief Investment
                            Officer until 1992

Helen Mazareas            Prior to May, 1995, Librarian,
Assistant Vice President    Scudder, Stevens & Clark, 2
                            International Place, Boston, MA
                            02110; Prior to January, 1994,
                            Systems Librarian, Goodwin, Procter
                            & Hoar, Exchange Place, Boston, MA
                            02109

Alexander J. McAuley      Prior to June, 1995, Vice President,
Senior Vice President       Deutsche Bank Securities Corp. -
                            Deutsche Asset Management, 1290
                            Avenue of the Americas, New York, NY
                            10019

Susan A. McCormack        Prior to May, 1994, Associate
Vice President              Investment Banker, Merrill Lynch &
                            Co., 350 South Grand Ave., Suite
                            2830, Los Angeles, CA 90071

Carol McMullen            Prior to June, 1995, Senior Vice,
Managing Director           President and Senior Portfolio
                            Manager, Baring Asset Management,
                            125 High Street, Boston, MA 02110

Darryl Mikami             Prior to June, 1995, Vice President,
Senior Vice President       Fidelity Management & Research
                            Company, 82 Devonshire St., Boston,
                            MA 02109

Carol H. Miller           Prior to July, 1995, Business
Assistant Vice President    Development Officer, Bank of Boston
                            - Connecticut, 100 Pearl St.,
                            Hartford, CT 06101

Seung H. Minn             Prior to June, 1995, Vice President
Vice President              in Portfolio Management and
                            Research, Templeton Quantitative
                            Advisors, Inc.,

Maziar Minovi             Prior to January, 1995, Associate
Vice President              Privatization Specialist, The
                            International Bank for
                            Reconstruction and Development, 1818
                            H St. N.W., Washington, DC 20433

Kenneth Mongtomery        Prior to July, 1995, Senior Vice
Managing Director           President and Director of World Wide
                            Sales, Chemcial Banking Corporation,

Paul G. Murphy            Prior to January, 1995, Section
Assistant Vice President    Manager, First Data Corp., 53 State
                            Street, Boston, MA 02109

C. Patrick O'Donnell, Jr. Prior to May, 1994, President,
Managing Director           Exeter Research, Inc., 163 Water
                            Street, Exeter, New Hampshire, 03833

Brian O'Keefe             Prior to December, 1993, Vice
Vice President              President - Foreign Exchange Trader,
                            Bank of Boston, 100 Federal Street,
                            Boston, MA 02109

Margaret Pietropaolo      Prior to January, 1994, Data Base/
Assistant Vice President    Production Analyst, Wellington
                            Management, 75 State Street, Boston,
                            MA 02109

Jane E. Price             Prior to February, 1995, Associate
Assistant Vice President    ERISA Attorney, Hale & Dorr,
                          60 State St., Boston, MA  02109

Keith Quinton             Prior to July, 1995, Vice President,
Senior Vice President       Falconwood Securities Corporation.,

Paul T. Quistberg         Prior to July, 1995, Assistant
Assistant Vice President    Investment Officer, The Travelers
                            Insurance Group.,

George Putnam             Chairman and Director, Putnam Mutual
Chairman and Director       Funds Corp.;   Director, The Boston
                            Company, Inc., One Boston Place,
                            Boston, MA 02108; Director, Boston
                            Safe Deposit and Trust Company, One
                            Boston Place, Boston, MA 02108;
                            Director, Freeport-McMoRan, Inc.,
                            200 Park Avenue, New York, NY 10166;
                            Director, General Mills, Inc., 9200
                            Wayzata Boulevard, Minneapolis, MN
                            55440; Director, Houghton Mifflin
                            Company, One Beacon Street, Boston,
                            MA 02108;      Director, Marsh & McLennan
                            Companies, Inc., 1221 Avenue of the
                            Americas, New York, NY 10020;
                            Director, Rockefeller Group, Inc.,
                            1230 Avenue of the Americas, New
                            York, NY 10020

Thomas Rosalanko          Prior to February, 1995, Senior
Senior Vice President       Account Manager, SEI Corporation,
                            680 East Swedesford Road, Wayne, PA
                            19807

Michael Scanlon           Prior to February, 1995, Senior
Assistant Vice President    Financial Analyst, Massachusetts
                            Financial Services, 500 Boylston
                            St., Boston, MA 02116

Robert M. Shafto          Prior to January, 1995, Account
Assistant Vice President    Manager, IBM Corporation, 404 Wyman
                            St., Waltham, MA 02254

Karen F. Smith            Prior to May, 1994, Consultant and
Assistant Vice President    Portfolio Manager, Wyatt Asset
                            Services, Inc., 1211 W.W. 5th Ave.,
                            Portland, OR 97204

Margaret Smith            Prior to September, 1995, Vice
Senior Vice President       President, State Street Research,
                            One Financial Center, Boston, MA
                            02111

Steven Spiegel            Prior to December, 1994, Managing
Senior Managing Director    Director/Retirement, Lehman
                            Brothers, Inc., 200 Vesey St., World
                            Financial Center, New York, NY 10285

George W. Stairs          Prior to July, 1994, Equity Research
Vice President              Analyst, ValueQuest Limited,
                            Roundy's Hill, Marblehead, MA 01945

James H. Steggall         Prior to May, 1995, Senior Municipal
Assistant Vice President    Analyst, Colonial Management
                            Associates, Inc., One Financial
                            Center, Boston, MA 02111; Prior to
                            May, 1994, Controller, Wheelabrator
                            Environmental Systems, Libery Lane,
                            Hampton, NH 03842

Karen Stewart             Prior to May, 1995, Equity Research
Assistant Vice President    Analyst, Chancellor Capital
                            Management, 1166 Avenue of the
                            Americas, New York, NY 10036

Roger Sullivan            Prior to December, 1994, Vice
Senior Vice President       President, State Street Research &
                            Management Co., One Financial
                            Center, Boston, MA 02111

Robert Swift              Prior to August, 1995, Far East Team
Senior Vice President       Leader and Portfolio Manager, IAI
                            International/Hill Samuel Investment
                            Advisors, 10 Fleet Place, London,
                            England

Jerry H. Tempelman        Prior to May, 1994, Senior Money
Assistant Vice President    Market Trader, State Street Bank &
                            Trust Co., 225 Franklin, Street,
                            Boston, MA 02110

Michael Temple            Prior to June, 1995, Vice President,
Vice President              Duff & Phelps, 55 East Monroe,
                            Chicago, IL 60613

Hillary F. Till           Prior to May, 1994, Fixed-Income
Vice President              Derivative Trader, Bank of Boston,
                            100 Federal Street, Boston, MA
                            02109; Prior to December, 1993,
                            Equity Analyst, Harvard Management
                            Company, 600 Atlantic St., Boston,
                            MA 02109

Lisa L. Trubiano          Prior to July, 1995, Senior Marketing
Vice President              Consultant, John Hancock Mutual Life
                            Insurance Company,

Elizabeth A. Underhill    Prior to August, 1994, Vice President
Senior Vice President       and Senior Equity Analyst, State
                            Street Bank and Trust Company, 225
                            Franklin St., Boston, MA 02110

Charles C. Van Vleet      Prior to August, 1994, Vice President
Senior Vice President       and Fixed-Income Manager, Alliance
                            Capital Management, 1345 Avenue of
                            the Americas, New York, NY 10105

Francis P. Walsh          Prior to November, 1994, Research
Vice President              Analyst, Furman, Selz, Inc. 230 Park
                            Avenue, New York, NY 10169; Prior to
                            December, 1993, Strategic Marketing
                            Analyst, Lotus Development,
                            Corporation 55 Cambridge Parkway,
                            Cambridge, MA 02142

Michael R. Weinstein      Prior to March, 1994, Management
Vice President              Consultant, Arthur D. Little, Acorn
                            Park, Cambridge, MA 02140

Item 29. Principal Underwriter

(a) Putnam Mutual Funds Corp. is the principal underwriter for each of the following investment companies, including the
Registrant:

Putnam Adjustable Rate U.S. Government Fund, Putnam American Government Income Fund, Putnam American Renaissance Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asia Pacific Growth Fund, Putnam Asset Allocation Funds, Putnam Balanced Retirement Fund, Putnam California Tax Exempt Income Trust, Putnam California Tax Exempt Money Market Fund, Putnam Capital Appreciation Fund,
Putnam Capital Manager Trust, Putnam Convertible Income-Growth Trust, Putnam Diversified Equity Trust, Putnam Diversified Income Trust, Putnam Equity Income Fund, Putnam Europe Growth Fund,
Putnam Federal Income Trust, Putnam Florida Tax Exempt Income
Fund, The Putnam Fund for Growth and Income, The George Putnam
Fund of Boston, Putnam Global Governmental Income Trust, Putnam Global Growth Fund, Putnam Growth Fund, Putnam Growth and Income Fund, Putnam Health Sciences Trust, Putnam High Yield Trust,
Putnam High Yield Advantage Fund, Putnam Income Fund, Putnam Intermediate Tax Exempt Income Fund, Putnam Intermediate U.S. Government Income Fund, Putnam Investment Funds, Putnam Investment-Grade Bond Fund, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam
Money Market Fund, Putnam Municipal Income Fund, Putnam Natural Resources Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam
New Opportunities Fund, Putnam New York Tax Exempt Income Trust, Putnam New York Tax Exempt Money Market Fund, Putnam New York Tax Exempt Opportunities Fund, Putnam Ohio Tax Exempt Income Fund, Putnam OTC Emerging Growth Fund, Putnam Overseas Growth Fund,
Putnam Pennsylvania Tax Exempt Income Fund, Putnam Preferred
Income Fund, Putnam Research Fund, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income
Trust, Putnam U.S. Government Income Trust, Putnam Utilities
Growth and Income Fund, Putnam Vista Fund, Putnam Voyager Fund

(b)  The directors and officers of the Registrant's principal underwriter are:

Positions and Offices        Positions and Offices
Name                           with Underwriter                    with Registrant
John V. Adduci             Assistant Vice President                     None
Christopher S. Alpaugh     Vice President                               None
Paulette C. Amisano        Vice President                               None
Ronald J. Anwar            Vice President                               None
Steven E. Asher            Senior Vice President                        None
Scott A. Avery             Vice President                               None
Hallie L. Baron            Assistant Vice President                     None
Ira G. Baron               Senior Vice President                        None
John L. Bartlett           Senior Vice President                        None
Dale Beardon               Senior Vice President                        None
Steven M. Beatty           Vice President                               None
Matthew F. Beaudry         Vice President                               None
Janet S. Becker            Assistant Vice President                     None
John J. Bent               Vice President                               None
Thomas A. Beringer         Vice President                               None
Sharon A. Berka            Vice President                               None
Maureen L. Boisvert        Vice President                               None
John F. Boneparth          Managing Director                            None
Keith R. Bouchard          Vice President                               None
Linda M. Brady             Assistant Vice President                     None
Leslee R. Bresnahan        Senior Vice President                        None
James D. Brockelman        Senior Vice President                        None
Scott C. Brown             Vice President                               None
Gail D. Buckner            Senior Vice President                        None
Robert W. Burke            Senior Managing Director                     None
Ellen S. Callahan          Vice President                               None
Thomas C. Callahan         Assistant Vice President                     None
Peter J. Campagna          Vice President                               None
Robert Capone              Vice President                               None
Charles A. Carey           Vice President                               None
Patricia A. Cartwright     Assistant Vice President                     None
Janet Casale-Sweeney       Vice President                               None
Stephen J. Chaput          Assistant Vice President                     None
Louis F. Chrostowski       Vice President                               None
Daniel J. Church           Vice President                               None
James E. Clinton           Assistant Vice President                     None
Kathleen M. Collman        Managing Director                            None
Mark L. Coneeny            Vice President                               None
Donald A. Connelly         Senior Vice President                        None
Karen E. Connolly          Assistant Vice President                     None
Anna Coppola               Vice President                               None
F. Nicholas Corvinus       Senior Vice President                        None
Thomas A. Cosmer           Vice President                               None
Chad H. Cristo             Assistant Vice President                     None
Lisa M. D'Allesandro       Assistant vice President                     None
Jessica E. Dahill          Vice President                               None
Kenneth L. Daly            Senior Vice President                        None
Edward H. Dane             Vice President                               None
Nancy M. Days              Assistant Vice President                     None
Pamela De Oliveira-Smith   Assistant Vice President                     None
Richard D. DeSalvo         Vice President                               None
Joseph C. DeSimone         Assistant Vice President                     None
Daniel J. Delianedis       Vice President                               None
Judith S. Deming           Assistant Vice President                     None
Teresa F. Dennehy          Assistant Vice President                     None
J. Thomas Despres          Senior Vice President                        None
Michael G. Dolan           Assistant Vice President                     None
Scott M. Donaldson         Vice President                               None
Emily J. Durbin            Vice President                               None
Dwyer Cabana, Susan        Vice President                               None
David B. Edlin             Senior Vice President                        None
James M. English           Senior Vice President                        None
Vincent Esposito           Managing Director                            None
Mary K. Farrell            Assistant Vice President                     None
Michael J. Fechter         Vice President                               None
Susan H. Feldman           Vice President                               None
Paul F. Fichera            Senior Vice President                        None
C. Nancy Fisher            Senior Vice President                        None
Mitchell B. Fishman        Senior Vice President                        None
Joseph C. Fiumara          Vice President                               None
Patricia C. Flaherty       Senior Vice President                        None
Samuel F. Gagliardi        Vice President                               None
Karen M. Gardner           Assistant Vice President                     None
Judy S. Gates              Vice President                               None
Richard W. Gauger          Assistant Vice President                     None
Joseph P. Gennaco          Vice President                               None
Stephen E. Gibson          Managing Director                            None
Mark P. Goodfellow         Assistant Vice President                     None
Robert Goodman             Managing Director                            None
Mark D. Goodwin            Assistant Vice President                     None
Anthony J. Grace           Assistant Vice President                     None
Linda K. Grace             Assistant Vice President                     None
Robert G. Greenly          Vice President                               None
Jill Grossberg             Assistant Vice President                     None
Jeffrey P. Gubala          Vice President                               None
James E. Halloran          Vice President                               None
Thomas W. Halloran         Vice President                               None
Meghan C. Hannigan         Assistant Vice President                     None
Bruce D. Harrington        Assistant Vice President                     None
Marilyn M. Hausammann      Senior Vice President                        None
Howard W. Hawkins, III     Vice President                               None
Deanna R. Hayes-Castro     Vice President                               None
Paul P. Heffernan          Vice President                               None
Susan M. Heimanson         Vice President                               None
Joanne Heyman              Assistant Vice President                     None
Bess J.M. Hochstein        Vice President                               None
Maureen A. Holmes          Assistant Vice President                     None
Paula J. Hoyt              Assistant Vice President                     None
William J. Hurley          Senior Vice President                        None
Gregory E. Hyde            Senior Vice President                        None
Dwight D. Jacobsen         Senior Vice President                        None
Douglas B. Jamieson        Senior Managing Director, Director           None
Jay M. Johnson             Vice President                               None
Kevin M. Joyce             Senior Vice President                        None
Karen R. Kay               Senior Vice President                        None
Mary E. Kearney            Managing Director                            None
John P. Keating            Vice President                               None
A. Siobahn Kelly           Assistant Vice President                     None
Brian J. Kelly             Vice President                               None
Anne Kinsman               Assistnat Vice President                     None
Deborah H. Kirk            Senior Vice President                        None
Jill A. Koontz             Assistant Vice President                     None
Linda G. Kraunelis         Assistant Vice President                     None
Howard H. Kreutzberg       Senior Vice President                        None
Marjorie B. Krieger        Assistant Vice President                     None
Charles Lacasia            Assistant Vice President                     None
Arthur B. Laffer, Jr.      Vice President                               None
Catherine A. Lathan        Vice President                               None
James D. Lathrop           Vice President                               None
Charles C. Ledbetter       Vice President                               None
Kevin Lemire               Assistant Vice President                     None
Eric S. Levy               Vice President                               None
Edward V. Lewandowski      Senior Vice President                        None
Edward V. Lewandowski, Jr. Vice President                               None
Samuel L. Lieberman        Vice President                               None
David M. Lifsitz           Assistant Vice President                     None
Ann Marie Linehan          Assistant Vice President                     None
Maura A. Lockwood          Vice President                               None
Rufino R. Lomba            Vice President                               None
Peter V. Lucas             Senior Vice President                        None
Robert F. Lucey            Senior Managing Director, Director           None
Kathryn A. Lucier          Assistant Vice President                     None
Alana Madden               Vice President                               None
Ann Malatos                Assistant Vice President                     None
Bonnie Mallin              Vice President                               None
Renee L. Maloof            Assistant Vice President                     None
Frederick S. Marius        Assistant Vice President                     None
Karen E. Marotta           Vice President                               None
Kathleen M. McAnulty       Assistant Vice President                     None
Anne B. McCarthy           Assistant Vice President                     None
Paul McConville            Vice President                               None
Marla J. McDougall         Assistant Vice President                     None
Walter S. McFarland        Vice President                               None
Mark J. McKenna            Senior Vice President                        None
Gregory J. McMillan        Vice President                               None
Claye A. Metelmann         Vice President                               None
J. Chris Meyer             Senior Vice President                        None
Bart D. Miller             Vice President                               None
Douglas W. Miller          Vice President                               None
Jeffery M. Miller          Senior Vice President                        None
Ronald K. Mills            Vice President                               None
Peter M. Moore             Assistant Vice President                     None
Mitchell Moret             Senior Vice President                        None
Donald E. Mullen           Vice President                               None
Paul G. Murphy             Assistant Vice President                     None
Brendan R. Murray          Vice President                               None
Robert Nadherny            Vice President                               None
Alexander L. Nelson        Managing Director                            None
John P. Nickodemus         Vice President                               None
Michael C. Noonis          Assistant Vice President                     None
Kristen P. O'Brien         Vice President                               None
Kevin L. O'Shea            Senior Vice President                        None
Nathan D. O'Steen          Assistant Vice President                     None
Joseph R. Palombo          Managing Director                            None
Scott A. Papes             Vice President                               None
Cynthia O. Parr            Vice President                               None
John D. Pataccoli          Vice President                               None
John G. Phoenix            Vice President                               None
Joseph Phoenix             Senior Vice President                        None
Jeffrey E. Place           Senior Vice President                        None
Keith Plapinger            Vice President                               None
Jane E. Price              Assistant Vice President                     None
Douglas H. Powell          Vice President                               None
Susannah Psomas            Vice President                               None
Scott M. Pulkrabek         Vice President                               None
George Putnam              Director                             Chairman & President
George A. Rio              Senior Vice President                        None
Debra V. Rothman           Vice President                               None
Robert B. Rowe             Vice President                               None
Kevin A. Rowell            Senior Vice President                        None
Thomas C. Rowley           Vice President                               None
Charles A. Ruys de Perez   Senior Vice President                        None
Deborah A. Ryan            Assistant Vice President                     None
Robert M. Santosuosso      Assistant Vice President                     None
Debra J. Sarkisian         Assistant Vice President                     None
Catherine A. Saunders      Senior Vice President                        None
Robbin L. Saunders         Assistant Vice President                     None
Karl W. Saur               Vice President                               None
Michael Scanlon            Assistant Vice President                     None
Shannon D. Schofield       Vice President                               None
Christine A. Scordato      Vice President                               None
Joseph W. Scott            Assistant Vice President                     None
John B. Shamburg           Vice President                               None
Kathleen G. Sharpless      Managing Director                            None
John F. Sharry             Managing Director                            None
Stuart D. Sheppard         Assistant Vice President                     None
William N. Shiebler        Director and President                  Vice President
Daniel S. Shore            Vice President                               None
Mark J. Siebold            Assistant Vice President                     None
Gordon H. Silver           Senior Managing Director                Vice President
John Skistimas, Jr.        Assistant Vice President                     None
Steven Spiegel             Senior Managing Director                     None
Nicholas T. Stanojev       Senior Vice President                        None
Paul R. Stickney           Vice President                               None
Brian L. Sullivan          Vice President                               None
Guy Sullivan               Seniior Vice President                       None
Kevin J. Sullivan          Vice President                               None
Moira Sullivan             Vice President                               None
James S. Tambone           Managing Director                            None
B. Iris Tanner             Assistant Vice President                     None
Louis Tasiopoulos          Managing Director                            None
David S. Taylor            Vice President                               None
John R. Telling            Vice President                               None
Richard B. Tibbetts        Senior Vice President                        None
Patrice M. Tirado          Vice President                               None
Janet E. Tosi              Assistant Vice President                     None
John C. Tredinnick         Vice President                               None
Bonnie L. Troped           Vice President                               None
Christine M. Twigg         Assistant Vice Presient                      None
Larry R. Unger             Vice President                               None
Douglas J. Vander Linde    Senior Vice President                        None
Edward F. Whalen           Vice President                               None
Robert J. Wheeler          Senior Vice President                        None
John B. White              Vice President                               None
Kirk E. Williamson         Senior Vice President                        None
Leigh T. Williamson        Vice President                               None
Jane Wolfson               Vice President                               None
Benjamin I. Woloshin       Vice President                               None
William H. Woolverton      Senior Vice President                        None
Timothy R. Young           Vice President                               None
SooHee L. Zebedee          Vice President                               None
Laura J. Zografos          Vice President                               None

The principal business address of each person listed above is One
Post Office Square, Boston, MA 02109, except for:

Mr. Alpaugh, 5980 Richmond Highway, Alexandria, VA 22303
Mr. Anwar, 131 Crystal Road, Colmar, PA 18915
Mr. Avery, 7031 Spring Ridge Rd., Cary NC 27511
Mr. Baron, 31 Cala Moreya, Laguna Niguel, CA 92667
Mr. Bartlett, 7 Fairfield St., Boston, MA 02116
Mr. Beatty, 200 High St., Winchester, MA 01890
Mr. Beringer, 4915 Dupont Avenue South, Minneapolis, MN 55409 Ms. Besset, 1140 North LaSalle Blvd, Chicago, IL 60610
Mr. Bouchard, 18 Brice Rd., Annapolis, MD 21401
Mr. Brockelman, 94 Middleton Rd., Boxford, MA 01921
Mr. Brown, 2012 West Grove Drive, Gibson, PA 15044
Ms. Buckner, 21012 West Grove Drive, Gibsonia, PA 15044
Mr. Campagna, 2091-B Lake Park Drive, Smyrna, GA 30080
Ms. Castro, 26 Gould Road, Andover, MA 01810
Mr. Church, 4504 Sir Winston Place, Charlotte, NC 28211
Mr. Cristo, 11 Schenck Ave., Great Neck, NY 11021
Mr. Coneeny, 10 Amherst St., Arlington, MA 02174
Mr. Connelly, 4634 Mirada Way, Sarasota, FL 34238
Mr. Corvinus, 208 Water St., Newburyport, MA 01950
Ms. Dahill, 270-1 C Iven Ave., St. David's, PA 19087
Mr. Deliandis, 206 Promontory Drive, Newport Beach, CA 92660 Mr. DeSalvo, 54 Morriss Place, Maddison, NJ 07940
Mr. DeSimone, Pheasant Run Apartments, Inlet Ridge Drive,
    Maryland Heights, MO 63043
Ms. Dwyer-Cabana, 7730 Herrick Park, Hudson, OH 44236
Mr. Edlin, 7 River Road, 305 Palmer Point, Cos Cob, CT 06807 Mr. English, 1184 Pintail Circle, Boulder, CO 80303
Mr. Goodman, 14 Clover Place, Cos Cob, CT 06807
Mr. Gubala, 4308 Rickover Drive, Dallas, TX 75244
Mr. J. Halloran, 978 W. Creek Lane, Westlake Village, CA 91362 Mr. T. Halloran, 19449 Misty Lake Dr., Strongsville, OH 44136 Mr. Hyde, 3305 Sulky, Marietta, GA 30067
Mr. Jacobsen, 2744 Joyce Ridge Drive, Chesterfield, MO 63017 Mr. Johnson, 200 Clock Tower Place, Carmel, CA 93923
Mr. Keating, 5521 Greenville Avenue, Dallas, TX 75206
Mr. Kelley, 3356 North Lakeharbor Lane, Boise, ID 83703
Ms. Kelly, 31 Jeffrey's Neck Road, Ipswich, MA 01938
Ms. Kinsman, 9599 Brookview Circle, Woodbury, MN 55125
Ms. Kirk, 124 Rivermist Dr., Buffalo, NY 14202
Ms. Kraunelis, 584 East Eighth St., South Boston, MA 02127
Mr. Lathrop, 14814 Straub Hill Lane, Chesterfield, MO 63017 Mr. Lewandowski, 805 Darrell Road, Hillsborough, CA 94010
Mr. Lewandowski, Jr., 1 Kara East, Irvine, CA 92720
Mr. Lieberman, 200 Roy St., Seattle, WA 98109
Ms. Madden, 8649 North Himes Avenue, Tampa, FL 33614
Mr. McConville, 515 S. Arlington Heights Rd., Arlington
    Heights, IL 6005
Mr. McFarland, 8012 Dancing Fern Trail, Chattanooga, TN 37421 Mr. McMillan, 203 D. Zigler St., Zelienople, PA 16063
Mr. McMurtrie, 14529 Glastonbury, Detroit, MI 48223
Mr. B. Miller, 24815 Acropolis Drive, Mission Viejo, CA 92691 Mr. D. Miller, 70 Williams St., Greenwich, CT 06380
Mr. Moret, 4519 Lawn Avenue, Western Springs, IL 60558
Mr. Murray, 710 Cheyenne Drive, Franklin Lakes, NJ 07417
Mr. Nadherny, 9714 Marmount Drive, Seattle, WA 98117
Mr. Nickodemus, 463 Village Oaks Court, Ann Arbor, MI 48103 Mr. O'Steen, 2091-B Lake Park Drive, Smyrna, GA 30080
Mr. Papes, 3102 Wood View Bridge Drive, Kansas City, KS 66103 Mr. Pataccoli, 333 39th St., Manhattan Beach, CA 90266
Mr. Joe Phoenix, 1426 Asbury Avenue, Hubbard Woods, IL 60093 Mr. John Phoenix, 709 South Rome Avenue, Tampa, FL 33606
Mr. Place, 4211 Loch Highland Parkway, Roswell, GA 30075
Mr. Pulkrabek, 190 Jefferson Lane, Streamwood, IL 60107
Mr. Powell, 1508 Ruth Lane, Newport Beach, CA 92660
Mr. Rowe, 109 Shore Drive, Longwood, FL  32779
Mr. Rowell, 2240 Union St., San Francisco, CA 94123
Mr. Rowley, 237 Peeke Avenue, Kirkwood, MO 63122
Ms. Sarkisian, 1 Goodridge Ct., Boston, MA 02113
Ms. Saunders, 39939 Stevenson Common, Freemont, CA 94538
Ms. Schofield, 618 Rimington Lane, Decatur, GA 30030
Mr. Shamburg, 10603 N. 100th Street, Scottsdale, AZ 85260
Mr. Shore, 2870 Pharr Court South, N.W., Atlanta, GA 30305
Mr. Stickney, 1314 Log Cabin Lane, St. Louis, MO 63124
Mr. B. Sullivan, 777 Pinoake Road, Pittsburgh, PA 15243
Mr. G. Sullivan, 35 Marlborough St., Boston, MA 02116
Ms. M. Sullivan, 493 Zinfandel Lane, St. Helena, CA 94574
Ms. Sweeney, 31 Heritage Way, Marblehead, MA 01945
Mr. Tambone, 10 Commercial Wharf, Boston, MA 02110
Mr. Tasiopolous, 5 Homestead Farms Drive, Norwell, MA 02061 Mr. Tredinnick, 2995 Glenwood Drive, Boulder, CO 80301
Mr. Telling, 5 Spindriff Court, Williamsville, NY 14221
Mr. Unger, 212 E. Broadway, New York, NY 10002
Mr. Williamson, 111 Maple Ridge Way, Covington, LA 70433
Mr. White, 10 Mannion Place, Littleton, MA 01460
Mr. Woloshin, 100 West 89th St., New York, NY 10024
Ms. Zografos, 12712 Coeur de Monde Ct., St. Louis, MO 63146

 ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

      Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrants' Clerk, Beverly Marcus; Registrants' investment adviser, Putnam Investment Management, Inc.; Registrants' principal underwriter, Putnam Mutual Funds Corp.; Registrants' custodian, Putnam Fiduciary Trust Company ("PFTC"); and Registrant's transfer and dividend disbursing agent, Putnam Investor Services, a division of PFTC. The address of the Clerk, investment adviser, principal underwriter, and custodian and transfer and dividend disbursing agent is One Post Office Square, Boston, Massachusetts 02109.

 ITEM 31.  MANAGEMENT SERVICES

         None.

 ITEM 32.  UNDERTAKINGS

                   Each Registrant undertakes to furnish to each person to whom a prospectus of that Registrant is delivered a copy of that Registrant's latest annual report to shareholders, upon request and without charge.

                     CONSENT OF INDEPENDENT ACCOUNTANTS


      We hereby consent to the incorporation by reference in
the  the following     Post-Effective      Amendments,     of our
reports      (as dated below)     on our audits of the financial
statements and      "Financial     highlights" of     Putnam
Arizona Tax Exempt Income Fund,     Putnam Michigan Tax Exempt
Income Fund          ,     Putnam New Jersey Tax Exempt Income
Fund     and Putnam Ohio Tax Exempt Income Fund          , which
reports are included in the Annual Reports for each Fund for the year ended May 31, 1994, which is incorporated by reference in
the Registration Statement     :

 Fund               PEA #          File #         Date of Report

 Arizona       6              33-37992       July 17, 1995
 Michigan           15             33-8923        July 17, 1995
 New Jersey    6              33-32550       July 14, 1995
 Ohio               15             33-8924        July 17,
1995

 We also consent to the references to our Firm under the caption
"Independent Accountants and Financial Statements" in the
Statement of Additional Information.

                                 Coopers & Lybrand L.L.P.
 Boston, Massachusetts
 September      26, 1995

                     CONSENT OF INDEPENDENT ACCOUNTANTS


      We hereby consent to the incorporation by reference in the Prospectus and Statement of Additional Information constituting
parts of      the following     Post-Effective
Amendments
 (the "Registration      Statements")     of our reports
relating to the financial statements and financial highlights
appearing in the May 31,      1995     Annual Reports of
Putnam Florida Tax Exempt Income Fund (dated July 17, 1995),
Putnam Massachusetts Tax Exempt Income Fund      (dated July 13,
1995),     Putnam Minnesota Tax Exempt Income Fund      (dated
July 12, 1995) and Putnam Pennsylvania Tax Exempt Income Fund
(dated July 13, 1995)     , which financial statements and
financial highlights are also incorporated by reference into the
Registration Statement     :

 Fund                    PEA#                File #

 Arizona            6              33-37992
 Florida            6              33-35677
Massachusetts       15             33-5416
 Michigan                15             33-8923
 Minnesota               15             33-8916
 New Jersey         6              33-32550
 Ohio                    15             33-8924
 Pennsylvania       8              33-28321

 We also consent to the references to us under the heading
"Independent Accountants and Financial Statements" in such
Statement of Additional Information and under the heading
"Financial highlights" in such Prospectus.


 Price Waterhouse LLP
 Boston, Massachusetts
 September      27, 1995

                                   NOTICE

     A copy of each Agreement and Declaration of Trust of Putnam Arizona Tax Exempt Income Fund, Putnam Florida Tax Exempt
Income Fund, Putnam     Massachusetts Tax Exempt Income Fund
        , Putnam Michigan Tax Exempt Income Fund          ,
Putnam Minnesota Tax Exempt Income Fund      , Putnam New Jersey
Tax Exempt Income Fund,     Putnam Ohio Tax Exempt Income Fund
    and Putnam Pennsylvania Tax Exempt Income Fund     are on
file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of each Registrant by an officer of each Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrants.

                             POWER OF ATTORNEY


    I, the undersigned Trustee of Putnam      Arizona     Tax
Exempt Income Fund          , hereby severally constitute and
appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement
on Form N-1A of Putnam      Arizona     Tax Exempt Income Fund
        and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection thereunder, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

     WITNESS my hand and seal on the date set forth below.

 Signature                  Title              Date

 /s/      Eli Shapiro
     ELI SHAPIRO            Trustee                 April 19,
                           1995

                             POWER OF ATTORNEY

 I, the undersigned Trustee of Putnam      Florida     Tax
Exempt Income Fund          , hereby severally constitute and
appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement
on Form N-1A of Putnam      Florida     Tax Exempt Income Fund
        and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection thereunder, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.
    WITNESS my hand and seal on the date set forth below.

 Signature                  Title              Date

 /s/      Eli Shapiro
     ELI SHAPIRO            Trustee                 April 19,
                           1995

                             POWER OF ATTORNEY


    I, the undersigned Trustee of Putnam      Massachusetts
Tax Exempt Income Fund          , hereby severally constitute and
appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement
on Form N-1A of Putnam      Massachusetts     Tax Exempt Income
Fund           and any and all amendments (including post-
effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection thereunder, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

 WITNESS my hand and seal on the date set forth below.

 Signature                  Title              Date

 /s/      Eli Shapiro
     ELI SHAPIRO            Trustee                 April 19,
                                                      1995

                             POWER OF ATTORNEY


I, the undersigned Trustee of Putnam      Minnesota     Tax
Exempt Income Fund          , hereby severally constitute and
appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement
on Form N-1A of Putnam      Minnesota     Tax Exempt Income Fund
        and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection thereunder, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

  WITNESS my hand and seal on the date set forth below.
 Signature                  Title              Date

 /s/      Eli Shapiro
 Eli Shapiro                Trustee            April 19, 1995

                             POWER OF ATTORNEY

 I, the undersigned Trustee of Putnam Michigan Tax Exempt Income Fund, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy
W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on Form N-1A of Putnam Michigan Tax Exempt Income Fund and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection thereunder, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

  WITNESS my hand and seal on the date set forth below.
 Signature                  Title              Date

 /s/ Eli Shapiro
 ELI SHAPIRO                Trustee            April 19, 1995

                             POWER OF ATTORNEY


  I, the undersigned Trustee of Putnam New Jersey Tax Exempt Income Fund, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on Form N-1A of Putnam New Jersey Tax Exempt Income Fund and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection thereunder, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

WITNESS my hand and seal on the date set forth below.
 Signature                  Title              Date

 /s/ Eli Shapiro
ELI SHAPIRO                Trustee            April 19, 1995

                             POWER OF ATTORNEY


I, the undersigned Trustee of Putnam Ohio Tax Exempt Income
Fund, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy
W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on Form N-1A of Putnam Ohio Tax Exempt Income Fund and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection thereunder, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

 WITNESS my hand and seal on the date set forth below.

 Signature                  Title              Date

 /s/ Eli Shapiro
 ELI SHAPIRO                Trustee            April 19, 1995
                             POWER OF ATTORNEY


I, the undersigned Trustee of Putnam Pennsylvania Tax Exempt Income Fund, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on Form N-1A of Putnam Pennsylvania Tax Exempt Income Fund and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection thereunder, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

 WITNESS my hand and seal on the date set forth below.

 Signature                  Title              Date

 /s/ Eli Shapiro
 Eli Shapiro                Trustee            April 19,
                           1995

                                 SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrants certify that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston,
and The Commonwealth of Massachusetts, on the      27th     day
of September,      1995     .

                       PUTNAM      ARIZONA     TAX EXEMPT INCOME
FUND
                       PUTNAM      FLORIDA     TAX EXEMPT INCOME
FUND
                          PUTNAM MASSACHUSETTS TAX EXEMPT
                       INCOME FUND
                       PUTNAM MICHIGAN TAX EXEMPT INCOME FUND
                       PUTNAM MINNESOTA TAX EXEMPT INCOME FUND
                    PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND
                       PUTNAM OHIO TAX EXEMPT INCOME FUND
                       PUTNAM PENNSYLVANIA TAX EXEMPT INCOME
FUND

                            By: Gordon H. Silver, Vice President

 Pursuant to the requirements of the Securities Act of 1933, this
Amendment to the Registration Statements of Putnam     Arizona
Tax Exempt Income Fund, Putnam Florida Tax Exempt Income Fund,
Putnam     Massachusetts Tax Exempt Income Fund          , Putnam
Michigan Tax Exempt Income Fund          , Putnam Minnesota Tax
Exempt Income Fund      ,  Putnam New Jersey Tax Exempt Income
Fund,     Putnam Ohio Tax Exempt Income Fund       and Putnam
Pennsylvania Tax Exempt Income Fund     have been signed below by
the following persons in the capacities and on the dates indicated.


 SIGNATURE  TITLE

     George Putnam                   President and Chairman of
                                    the Board;  Principal
                                    Executive Officer; Trustee

     William F. Pounds               Vice Chairman and Trustee

     John D. Hughes                  Vice President, Treasurer
                                    and Principal Financial
                                    Officer
    Paul G. Bucuvalas               Assistant Treasurer and Principal
                                    Accounting Officer
    Jameson A. Baxter               Trustee
    Hans H. Estin                   Trustee
    John A. Hill                     Trustee
     Elizabeth T. Kennan             Trustee
     Lawrence J. Lasser              Trustee
     Robert E. Patterson             Trustee
     Donald S. Perkins               Trustee
     George Putnam, III              Trustee
        Eli Shapiro                  Trustee
     A.J.C. Smith                    Trustee
     W. Nicholas Thorndike           Trustee

                                     By:   Gordon H. Silver, as
                                    Attorney-in-Fact
                                     September      27, 1995